NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
14,910 shares (cost $157,251)	$159,834
Global Small Capitalization Fund - Class 4 (AMVGS4)
43,617 shares (cost $1,074,440)	1,115,291
Global Allocation V.I. Fund - Class III (MLVGA3)
1,600,568 shares (cost $23,448,142)	24,936,843
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
107,889 shares (cost $717,540)	678,621
Dynamic VP HY Bond Fund (DXVHY)
161,935 shares (cost $2,563,757)	2,603,465
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
8,187 shares (cost $100,012)	99,876
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
71,354 shares (cost $1,582,386)	1,534,816
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
90,030 shares (cost $1,401,994)	1,439,587
The Merger Fund VL (MGRFV)
708 shares (cost $7,707)	7,729
Emerging Markets Debt Portfolio - Class II (MSEMB)
179,360 shares (cost $1,549,871)	1,465,374
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
96,827 shares (cost $991,698)	1,068,001
Global Real Estate Portfolio - Class II (VKVGR2)
288,828 shares (cost $2,762,167)	2,700,542
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
763,847 shares (cost $16,742,212)	18,317,058
Federated NVIT High Income Bond Fund - Class III (HIBF3)
697,242 shares (cost $4,814,781)	4,810,971
NVIT Emerging Markets Fund - Class III (GEM3)
265,687 shares (cost $3,146,339)	3,129,793
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
412,029 shares (cost $4,402,238)	4,598,238
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
659,224 shares (cost $7,583,137)	7,851,358
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
616,564 shares (cost $7,008,323)	7,534,406
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
465,838 shares (cost $5,089,632)	5,058,998
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,060,802 shares (cost $24,136,333)	24,832,663
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
1,306,756 shares (cost $15,105,874)	15,511,197
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
534,337 shares (cost $6,088,976)	6,182,277
NVIT Core Plus Bond Fund - Class II (NVLCP2)
273,764 shares (cost $3,139,835)	3,046,989
NVIT Nationwide Fund - Class III (TRF3)
140,079 shares (cost $1,574,560)	1,854,648

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Government Bond Fund - Class III (GBF3)
840,345 shares (cost $9,796,263)	9,075,727
American Century NVIT Growth Fund -Class II (CAF2)
6,603 shares (cost $84,060)	86,833
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
519,099 shares (cost $5,159,116)	6,452,405
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
87,930 shares (cost $1,224,348)	1,328,615
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
73,079 shares (cost $1,149,401)	1,276,691
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
943,950 shares (cost $9,846,884)	9,911,472
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
1,473,081 shares (cost $15,850,407)	18,943,821
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
529,951 shares (cost $5,540,619)	7,074,842
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
815,887 shares (cost $8,734,757)	9,594,829
NVIT Money Market Fund - Class I (SAM)
70,609 shares (cost $70,609)	70,609
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
257,274 shares (cost $2,812,067)	3,097,584
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
223,565 shares (cost $2,318,160)	2,564,293
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
183,926 shares (cost $2,108,765)	2,403,910
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
218,036 shares (cost $2,321,915)	2,590,267
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
21,767 shares (cost $167,754)	299,518
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
187,608 shares (cost $2,314,067)	2,538,341
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
381,356 shares (cost $4,859,744)	5,049,153
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
72,971 shares (cost $1,482,046)	1,728,677
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
164,915 shares (cost $2,286,217)	2,714,500
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
118,959 shares (cost $2,338,568)	3,283,263
NVIT Multi-Sector Bond Fund - Class I (MSBF)
48,657 shares (cost $445,746)	440,828
NVIT Short Term Bond Fund - Class II (NVSTB2)
644,413 shares (cost $6,758,135)	6,714,779
NVIT Real Estate Fund - Class II (NVRE2)
16,438 shares (cost $149,595)	145,638
NVIT Money Market Fund - Class II (NVMM2)
148,787,170 shares (cost $148,787,170)	148,787,170
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
237,620 shares (cost $2,567,696)	2,763,523

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
67,958 shares (cost $749,751)	817,534
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
563 shares (cost $6,055)	6,045
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
459 shares (cost $4,851)	4,870
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
1,137 shares (cost $12,000)	11,934
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
246,631 shares (cost $2,446,493)	2,486,042
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
1,344,369 shares (cost $14,015,089)	14,102,430
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
1,092,646 shares (cost $10,640,290)	10,653,296
VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)
26,875 shares (cost $275,508)	275,465
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
92,126 shares (cost $1,175,701)	1,257,513
VP Income & Growth Fund - Class III (ACVIG3)
598,427 shares (cost $4,467,896)	5,487,574
American Century VP Inflation Protection Fund - Class II (ACVIP2)
623,406 shares (cost $7,117,930)	6,514,597
VP Ultra(R) Fund - Class III (ACVU3)
28,191 shares (cost $288,958)	414,408
VP Value Fund - Class III (ACVV3)
1,199,150 shares (cost $8,188,265)	10,132,819
Quality Bond Fund II - Primary Shares (FQB)
448 shares (cost $4,939)	5,123
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
112,897 shares (cost $1,734,630)	1,912,473
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
257,428 shares (cost $5,818,126)	8,675,310
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
460,412 shares (cost $9,741,798)	10,469,760
VIP Growth Portfolio - Service Class 2 R (FG2R)
303,115 shares (cost $15,150,455)	17,083,575
VIP High Income Portfolio - Service Class 2R (FHI2R)
569,390 shares (cost $3,306,663)	3,211,361
Franklin Income Securities Fund - Class 2 (FTVIS2)
162,841 shares (cost $2,490,511)	2,616,856
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
195,351 shares (cost $4,212,551)	4,461,812
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
845,558 shares (cost $6,425,094)	6,274,041
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
111,672 shares (cost $1,832,799)	2,138,521
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
1,715,364 shares (cost $14,582,887)	14,237,522
Global Securities Fund/VA - Service Class (OVGSS)
34,129 shares (cost $1,344,415)	1,381,208
All Asset Portfolio - Advisor Class (PMVAAD)
997,763 shares (cost $11,487,734)	10,955,439

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
178,427 shares (cost $1,962,341)	1,916,301
Low Duration Portfolio - Advisor Class (PMVLAD)
1,327,107 shares (cost $14,012,338)	14,080,609
Total Return Portfolio - Advisor Class (PMVTRD)
1,817,003 shares (cost $20,615,969)	19,950,696
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
297,356 shares (cost $1,900,441)	1,799,001
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
289,852 shares (cost $4,178,514)	3,895,606
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
424,431 shares (cost $5,731,159)	5,237,482
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
4,974,228 shares (cost $39,825,718)	40,142,018
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
56,458 shares (cost $1,363,945)	1,396,207
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
77,369 shares (cost $797,301)	807,730
VP UltraShort NASDAQ-100 (PROUSN)
227,482 shares (cost $434,490)	427,666
VP Access High Yield Fund (PROAHY)
3,034,021 shares (cost $89,575,742)	91,050,973
VP Asia 30 (PROA30)
48,605 shares (cost $2,662,754)	2,720,901
VP Banks (PROBNK)
99,236 shares (cost $1,544,870)	1,633,431
VP Basic Materials (PROBM)
45,452 shares (cost $2,393,375)	2,519,846
VP Bear (PROBR)
137,433 shares (cost $1,628,655)	1,562,613
VP Biotechnology (PROBIO)
122,623 shares (cost $6,531,492)	7,081,467
VP Bull (PROBL)
275,443 shares (cost $10,392,453)	10,433,770
VP Consumer Goods (PROCG)
27,389 shares (cost $1,328,565)	1,401,205
VP Consumer Services (PROCS)
89,460 shares (cost $4,799,147)	5,108,150
VP Emerging Markets (PROEM)
149,939 shares (cost $3,562,187)	3,580,536
VP Europe 30 (PROE30)
157,684 shares (cost $3,925,138)	4,079,298
VP Financials (PROFIN)
63,536 shares (cost $1,661,193)	1,777,732
VP Health Care (PROHC)
120,150 shares (cost $5,980,180)	6,211,742
VP Industrials (PROIND)
125,757 shares (cost $6,594,497)	7,200,859
VP International (PROINT)
195,658 shares (cost $4,499,190)	4,695,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VP Internet (PRONET)
	40,524 shares (cost $3,046,863)	3,265,401
VP Japan (PROJP)
	202,675 shares (cost $3,683,401)	3,830,559
VP NASDAQ-100 (PRON)
	340,750 shares (cost $10,198,607)	10,386,058
VP Oil & Gas (PROOG)
	74,981 shares (cost $3,770,099)	4,009,970
VP Pharmaceuticals (PROPHR)
	92,085 shares (cost $3,068,653)	3,148,374
VP Precious Metals (PROPM)
	93,340 shares (cost $2,138,940)	2,198,167
VP Real Estate (PRORE)
	38,568 shares (cost $2,033,850)	1,968,125
VP Rising Rates Opportunity (PRORRO)
	284,846 shares (cost $2,286,177)	2,315,795
VP Semiconductor (PROSCN)
	12,217 shares (cost $282,484)	297,115
VP Short Emerging Markets (PROSEM)
	20,228 shares (cost $266,572)	262,356
VP Short International (PROSIN)
	40,112 shares (cost $541,037)	515,845
VP Short NASDAQ-100 (PROSN)
	87,231 shares (cost $433,756)	423,071
VP Technology (PROTEC)
	178,085 shares (cost $3,869,848)	4,079,933
VP Telecommunications (PROTEL)
	47,078 shares (cost $413,805)	412,870
VP U.S. Government Plus (PROGVP)
	89,955 shares (cost $1,614,919)	1,593,100
VP UltraNASDAQ-100 (PROUN)
	156,527 shares (cost $8,028,000)	8,062,712
VP Utilities (PROUTL)
	38,102 shares (cost $1,332,593)	1,336,610
Global Managed Futures Strategy (RVMFU)
	169,499 shares (cost $3,177,774)	3,156,078
Variable Fund - Long Short Equity Fund (RSRF)
	543,862 shares (cost $6,683,787)	7,978,451
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
	344,542 shares (cost $12,137,496)	14,563,806
Variable Trust - Banking Fund (RBKF)
	111,378 shares (cost $1,564,274)	1,611,640
Variable Trust - Basic Materials Fund (RBMF)
	197,263 shares (cost $4,917,229)	4,896,072
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
	258,560 shares (cost $6,528,569)	7,580,982
Variable Trust - Biotechnology Fund (RBF)
	164,787 shares (cost $9,109,279)	9,526,361
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
	565,413 shares (cost $14,410,486)	15,158,710
Variable Trust - Commodities Strategy Fund (RVCMD)
	291,593 shares (cost $3,167,268)	3,163,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Trust - Consumer Products Fund (RCPF)
137,883 shares (cost $7,615,624)	7,851,073
Variable Trust - Dow 2x Strategy Fund (RVLDD)
88,999 shares (cost $14,164,914)	15,127,209
Variable Trust - Electronics Fund (RELF)
55,161 shares (cost $2,061,607)	2,140,241
Variable Trust - Energy Fund (RENF)
262,480 shares (cost $7,961,305)	8,134,255
Variable Trust - Energy Services Fund (RESF)
352,216 shares (cost $7,924,698)	7,762,839
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
378,381 shares (cost $6,956,276)	7,083,296
Variable Trust - Financial Services Fund (RFSF)
263,634 shares (cost $5,148,122)	5,285,853
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
465,550 shares (cost $5,558,349)	5,256,064
Variable Trust - Health Care Fund (RHCF)
276,206 shares (cost $12,485,593)	13,506,459
Variable Trust - Internet Fund (RINF)
382,063 shares (cost $7,673,475)	8,210,539
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
379,044 shares (cost $1,760,885)	1,652,634
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
1,163,810 shares (cost $12,328,960)	12,394,577
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
55,985 shares (cost $719,419)	694,218
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
96,149 shares (cost $601,851)	589,392
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
122,344 shares (cost $1,332,041)	1,327,435
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
103,410 shares (cost $2,050,116)	2,017,524
Variable Trust - Japan 2x Strategy Fund (RLCJ)
87,106 shares (cost $2,417,348)	2,492,093
Variable Trust - Leisure Fund (RLF)
51,489 shares (cost $4,126,986)	4,912,607
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
137,473 shares (cost $4,562,389)	4,876,176
Variable Fund - Multi-Hedge Strategies (RVARS)
310,452 shares (cost $6,996,736)	7,062,775
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
457,653 shares (cost $19,504,936)	20,772,869
Variable Trust - NASDAQ-100(R) Fund (ROF)
634,340 shares (cost $18,464,685)	19,264,901
Variable Trust - Nova Fund (RNF)
216,583 shares (cost $28,432,443)	28,504,447
Variable Trust - Precious Metals Fund (RPMF)
1,425,034 shares (cost $10,462,507)	9,533,476
Variable Trust - Real Estate Fund (RREF)
241,146 shares (cost $7,599,969)	7,335,656

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Trust - Retailing Fund (RRF)
226,289 shares (cost $4,728,482)	4,609,506
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
115,784 shares (cost $5,678,554)	5,994,130
Variable Trust - S&P 500 2x Strategy Fund (RTF)
66,279 shares (cost $14,550,088)	15,631,197
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
850,129 shares (cost $37,037,771)	40,474,631
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
309,175 shares (cost $39,626,007)	43,034,038
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
822,521 shares (cost $34,511,879)	35,384,847
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
176,807 shares (cost $20,186,666)	20,702,324
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
652,264 shares (cost $28,304,994)	29,782,357
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
89,668 shares (cost $12,766,032)	14,186,397
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
70,708 shares (cost $817,687)	808,895
Variable Trust - Technology Fund (RTEC)
482,392 shares (cost $5,820,128)	6,237,333
Variable Trust - Telecommunications Fund (RTEL)
98,443 shares (cost $993,342)	1,042,516
Variable Trust - Transportation Fund (RTRF)
391,969 shares (cost $8,994,276)	9,713,002
Variable Trust - Utilities Fund (RUTL)
202,798 shares (cost $4,284,400)	4,236,440
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
26,169 shares (cost $623,500)	623,352
SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)
175,759 shares (cost $4,435,591)	4,502,950
Series M (Macro Opportunities Series) (GSBLMO)
940 shares (cost $23,617)	23,721
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
125,215 shares (cost $3,679,903)	3,930,513
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
161,239 shares (cost $1,597,070)	1,665,600
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,323,946 shares (cost $26,928,056)	30,789,032

Total Investments	$1,358,678,343

Accounts Recievable-NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	3

Other Accounts Payable	(13,454)
Accounts Payable-Quality Bond Fund II - Primary Shares (FQB)	(7)

$1,358,664,885

Contract Owners’ Equity:
Accumulation units	1,358,551,505
Contracts in payout (annuitization) period (note 1f)	113,380

Total Contract Owners’ Equity (note 5)	$1,358,664,885

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVHY	IVBRA2	LZREMS
Reinvested dividends	$13,779,690	-	823	249,483	-	443,139	-	21,299
Mortality and expense risk charges (note 2)	(17,857,355)	(105)	(4,571)	(293,178)	(10,595)	(243,389)	(28)	(7,849)

Net investment income (loss)	(4,077,665)	(105)	(3,748)	(43,695)	(10,595)	199,750	(28)	13,450

Realized gain (loss) on investments	64,019,070	24	41,116	175,685	(57,091)	568,759	(344)	56,819
Change in unrealized gain (loss) on investments	44,182,999	2,583	40,851	1,440,776	(42,438)	(729,997)	(137)	(47,569)

Net gain (loss) on investments	108,202,069	2,607	81,967	1,616,461	(99,529)	(161,238)	(481)	9,250

Reinvested capital gains	17,616,463	-	-	967,072	-	-	-	8,864

Net increase (decrease) in contract owners’ equity resulting from operations	$121,740,867	2,502	78,219	2,539,838	(110,124)	38,512	(509)	31,564

Investment Activity:	MVGTAS	MGRFV	MSEMB	MSVGT2	VKVGR2	GVAAA2	HIBF3	GEM3
Reinvested dividends	$31,711	26	36,561	571	79,763	191,588	315,069	29,311
Mortality and expense risk charges (note 2)	(13,779)	(17)	(18,022)	(10,002)	(34,769)	(188,743)	(79,942)	(46,186)

Net investment income (loss)	17,932	9	18,539	(9,431)	44,994	2,845	235,127	(16,875)

Realized gain (loss) on investments	34,118	12	(13,421)	33,056	111,497	756,557	123,345	(189,727)
Change in unrealized gain (loss) on investments	16,629	22	(147,342)	69,608	(188,156)	1,373,775	(53,091)	(41,430)

Net gain (loss) on investments	50,747	34	(160,763)	102,664	(76,659)	2,130,332	70,254	(231,157)

Reinvested capital gains	-	-	11,377	-	-	3,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,679	43	(130,847)	93,233	(31,665)	2,136,739	305,381	(248,032)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2
Reinvested dividends	$49,097	82,983	100,765	103,822	370,635	209,757	102,402	52,210
Mortality and expense risk charges (note 2)	(31,314)	(46,158)	(68,802)	(94,685)	(207,186)	(113,248)	(70,009)	(68,767)

Net investment income (loss)	17,783	36,825	31,963	9,137	163,449	96,509	32,393	(16,557)

Realized gain (loss) on investments	159,803	103,929	142,754	159,717	789,283	583,547	165,771	(234,457)
Change in unrealized gain (loss) on investments	193,914	184,791	452,184	(101,140)	547,617	324,514	54,126	(4,088)

Net gain (loss) on investments	353,717	288,720	594,938	58,577	1,336,900	908,061	219,897	(238,545)

Reinvested capital gains	92,189	86,788	162,752	133,008	531,642	592,148	119,773	64,393

Net increase (decrease) in contract owners’ equity resulting from operations	$463,689	412,333	789,653	200,722	2,031,991	1,596,718	372,063	(190,709)

Investment Activity:	TRF3	GBF3	CAF2	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6
Reinvested dividends	$22,038	189,229	459	100,194	20,142	21,265	168,877	294,285
Mortality and expense risk charges (note 2)	(18,717)	(184,403)	(304)	(74,226)	(13,772)	(16,172)	(188,026)	(281,517)

Net investment income (loss)	3,321	4,826	155	25,968	6,370	5,093	(19,149)	12,768

Realized gain (loss) on investments	133,648	(638,445)	2,038	361,708	17,260	51,028	494,868	1,842,849
Change in unrealized gain (loss) on investments	216,452	(279,594)	2,773	739,105	83,045	87,182	(294,064)	815,971

Net gain (loss) on investments	350,100	(918,039)	4,811	1,100,813	100,305	138,210	200,804	2,658,820

Reinvested capital gains	-	122,098	-	-	9,029	16,740	146,841	-

Net increase (decrease) in contract owners’ equity resulting from operations	$353,421	(791,115)	4,966	1,126,781	115,704	160,043	328,496	2,671,588

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2	NVMMG1
Reinvested dividends	$113,868	150,444	-	19,794	38,247	10,834	25,617	-
Mortality and expense risk charges (note 2)	(89,135)	(176,962)	(967)	(34,313)	(25,105)	(24,195)	(27,847)	(4,224)

Net investment income (loss)	24,733	(26,518)	(967)	(14,519)	13,142	(13,361)	(2,230)	(4,224)

Realized gain (loss) on investments	393,285	1,039,062	59	166,912	61,247	71,590	186,676	52,458
Change in unrealized gain (loss) on investments	802,612	(184,632)	-	215,241	214,872	277,293	199,992	29,612

Net gain (loss) on investments	1,195,897	854,430	59	382,153	276,119	348,883	386,668	82,070

Reinvested capital gains	-	119,799	-	-	-	128,436	89,414	19,304

Net increase (decrease) in contract owners’ equity resulting from operations	$1,220,630	947,711	(908)	367,634	289,261	463,958	473,852	97,150

Investment Activity:	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	MSBF	NVSTB2	NVRE2
Reinvested dividends	$-	53,701	-	19,965	4,216	4,929	75,165	1,528
Mortality and expense risk charges (note 2)	(37,735)	(62,835)	(16,084)	(25,164)	(39,529)	(1,657)	(82,206)	(705)

Net investment income (loss)	(37,735)	(9,134)	(16,084)	(5,199)	(35,313)	3,272	(7,041)	823

Realized gain (loss) on investments	320,648	724,313	67,646	227,309	316,079	(12,540)	(28,522)	(9,345)
Change in unrealized gain (loss) on investments	289,280	217,420	238,461	350,957	659,248	(4,918)	(27,046)	(3,957)

Net gain (loss) on investments	609,928	941,733	306,107	578,266	975,327	(17,458)	(55,568)	(13,302)

Reinvested capital gains	156,933	212,019	62,063	-	-	-	7,089	5,721

Net increase (decrease) in contract owners’ equity resulting from operations	$729,126	1,144,618	352,086	573,067	940,014	(14,186)	(55,520)	(6,758)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMM2	NVLM2	NVLCA2	NCPG2	IDPG2	IDPGI2	NOVMH2	NOVPI2
Reinvested dividends	$-	19,023	-	92	74	185	-	183,896
Mortality and expense risk charges (note 2)	(3,164,691)	(16,832)	(4,626)	(12)	(6)	(15)	(34,371)	(256,881)

Net investment income (loss)	(3,164,691)	2,191	(4,626)	80	68	170	(34,371)	(72,985)

Realized gain (loss) on investments	-	5,959	491	(6)	-	-	(11,343)	544,953
Change in unrealized gain (loss) on investments	-	195,827	67,783	(9)	19	(65)	62,312	(151,428)

Net gain (loss) on investments	-	201,786	68,274	(15)	19	(65)	50,969	393,525

Reinvested capital gains	-	14,561	1,789	52	6	37	-	158,970

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,164,691)	218,538	65,437	117	93	142	16,598	479,510

Investment Activity:	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB
Reinvested dividends	$-	48	24,116	110,353	127,809	1,995	130,543	214
Mortality and expense risk charges (note 2)	(46,089)	(63)	(10,591)	(66,638)	(120,273)	(4,870)	(104,426)	(66)

Net investment income (loss)	(46,089)	(15)	13,525	43,715	7,536	(2,875)	26,117	148

Realized gain (loss) on investments	(37,614)	(48)	40,951	613,441	(497,607)	31,386	503,743	3
Change in unrealized gain (loss) on investments	13,006	(43)	78,668	708,558	(696,245)	85,382	1,412,957	(164)

Net gain (loss) on investments	(24,608)	(91)	119,619	1,321,999	(1,193,852)	116,768	1,916,700	(161)

Reinvested capital gains	-	88	-	-	312,601	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(70,697)	(18)	133,144	1,365,714	(873,715)	113,893	1,942,817	(13)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2	FTVMD2	FTVFA2
Reinvested dividends	$23,486	67,668	224,529	28,488	164,935	10,368	10,600	439,113
Mortality and expense risk charges (note 2)	(19,500)	(108,755)	(110,642)	(118,040)	(39,326)	(13,754)	(13,423)	(61,242)

Net investment income (loss)	3,986	(41,087)	113,887	(89,552)	125,609	(3,386)	(2,823)	377,871

Realized gain (loss) on investments	42,549	919,872	315,073	874,747	(41,253)	(12,698)	17,533	165,806
Change in unrealized gain (loss) on investments	151,416	1,153,511	570,118	1,630,072	(53,011)	126,345	249,261	(283,909)

Net gain (loss) on investments	193,965	2,073,383	885,191	2,504,819	(94,264)	113,647	266,794	(118,103)

Reinvested capital gains	4,370	2,333	630,416	10,496	-	-	44,056	640,381

Net increase (decrease) in contract owners’ equity resulting from operations	$202,321	2,034,629	1,629,494	2,425,763	31,345	110,261	308,027	900,149

Investment Activity:	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD
Reinvested dividends	$32,145	782,864	55	522,368	38,655	188,891	529,672	35,046
Mortality and expense risk charges (note 2)	(26,317)	(84,900)	(5,503)	(188,054)	(29,280)	(221,616)	(402,875)	(31,314)

Net investment income (loss)	5,828	697,964	(5,448)	334,314	9,375	(32,725)	126,797	3,732

Realized gain (loss) on investments	2,168	8,582	111,215	92,788	(226,040)	(195,558)	(880,064)	(494,757)
Change in unrealized gain (loss) on investments	437,256	(345,365)	36,792	(686,985)	(26,223)	10,925	(530,567)	129,124

Net gain (loss) on investments	439,424	(336,783)	148,007	(594,197)	(252,263)	(184,633)	(1,410,631)	(365,633)

Reinvested capital gains	95,478	-	-	-	19,818	-	174,967	-

Net increase (decrease) in contract owners’ equity resulting from operations	$540,730	361,181	142,559	(259,883)	(223,070)	(217,358)	(1,108,867)	(361,901)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30
Reinvested dividends	$405,205	46,200	2,220,244	10,702	78,266	-	1,564,120	466
Mortality and expense risk charges (note 2)	(110,308)	(71,559)	(566,190)	(17,224)	(22,108)	(17,016)	(779,657)	(21,025)

Net investment income (loss)	294,897	(25,359)	1,654,054	(6,522)	56,158	(17,016)	784,463	(20,559)

Realized gain (loss) on investments	(322,048)	(254,881)	820,865	(53,079)	(65,307)	(851,996)	(7,493)	53,721
Change in unrealized gain (loss) on investments	(915,097)	(270,908)	(1,000,671)	(23,262)	25,519	(1,110)	2,062,411	27,258

Net gain (loss) on investments	(1,237,145)	(525,789)	(179,806)	(76,341)	(39,788)	(853,106)	2,054,918	80,979

Reinvested capital gains	31,574	36,913	-	-	124,389	-	1,802,745	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(910,674)	(514,235)	1,474,248	(82,863)	140,759	(870,122)	4,642,126	60,420

Investment Activity:	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM
Reinvested dividends	$5,122	14,597	-	-	-	12,331	3,843	14,448
Mortality and expense risk charges (note 2)	(30,116)	(28,597)	(40,045)	(72,268)	(141,879)	(22,612)	(35,493)	(55,714)

Net investment income (loss)	(24,994)	(14,000)	(40,045)	(72,268)	(141,879)	(10,281)	(31,650)	(41,266)

Realized gain (loss) on investments	232,867	232,971	(934,894)	1,619,902	2,236,482	234,226	326,680	(82,581)
Change in unrealized gain (loss) on investments	37,916	82,649	(41,502)	640,287	(144,610)	64,045	280,122	(184,909)

Net gain (loss) on investments	270,783	315,620	(976,396)	2,260,189	2,091,872	298,271	606,802	(267,490)

Reinvested capital gains	-	-	-	-	88,396	-	4,356	-

Net increase (decrease) in contract owners’ equity resulting from operations	$245,789	301,620	(1,016,441)	2,187,921	2,038,389	287,990	579,508	(308,756)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON
Reinvested dividends	$7,301	4,660	11,602	9,306	-	-	-	-
Mortality and expense risk charges (note 2)	(26,733)	(22,858)	(57,070)	(47,482)	(50,275)	(24,637)	(65,864)	(61,552)

Net investment income (loss)	(19,432)	(18,198)	(45,468)	(38,176)	(50,275)	(24,637)	(65,864)	(61,552)

Realized gain (loss) on investments	315,069	127,715	698,137	531,348	178,589	323,272	976,884	1,150,517
Change in unrealized gain (loss) on investments	94,799	107,653	233,035	582,633	37,134	211,946	114,740	187,545

Net gain (loss) on investments	409,868	235,368	931,172	1,113,981	215,723	535,218	1,091,624	1,338,062

Reinvested capital gains	-	-	-	-	199,907	88,106	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$390,436	217,170	885,704	1,075,805	365,355	598,687	1,025,760	1,276,510

Investment Activity:	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN
Reinvested dividends	$16,494	35,881	-	32,896	-	638	-	-
Mortality and expense risk charges (note 2)	(54,046)	(26,970)	(38,472)	(46,556)	(32,416)	(3,397)	(10,282)	(17,090)

Net investment income (loss)	(37,552)	8,911	(38,472)	(13,660)	(32,416)	(2,759)	(10,282)	(17,090)

Realized gain (loss) on investments	332,046	143,087	(1,401,346)	(19,451)	225,740	92,588	(205,980)	(178,548)
Change in unrealized gain (loss) on investments	273,605	100,994	283,161	(12,755)	26,570	15,235	24,886	(1,835)

Net gain (loss) on investments	605,651	244,081	(1,118,185)	(32,206)	252,310	107,823	(181,094)	(180,383)

Reinvested capital gains	146,333	97,347	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$714,432	350,339	(1,156,657)	(45,866)	219,894	105,064	(191,376)	(197,473)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RSRF
Reinvested dividends	$-	-	16,783	7,338	-	54,425	-	210
Mortality and expense risk charges (note 2)	(13,404)	(32,561)	(10,404)	(71,917)	(30,974)	(30,116)	(47,472)	(97,714)

Net investment income (loss)	(13,404)	(32,561)	6,379	(64,579)	(30,974)	24,309	(47,472)	(97,504)

Realized gain (loss) on investments	(348,186)	239,879	(142,268)	(1,098,956)	1,331,361	108,802	(463,482)	156,783
Change in unrealized gain (loss) on investments	(10,113)	274,000	115,045	(21,414)	(14,280)	(540)	533,137	966,197

Net gain (loss) on investments	(358,299)	513,879	(27,223)	(1,120,370)	1,317,081	108,262	69,655	1,122,980

Reinvested capital gains	-	-	25,407	303,700	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(371,703)	481,318	4,563	(881,249)	1,286,107	132,571	22,183	1,025,476

Investment Activity:	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF
Reinvested dividends	$1,927	14,350	34,361	101,315	-	213,498	-	93,277
Mortality and expense risk charges (note 2)	(178,457)	(36,211)	(76,886)	(102,831)	(125,599)	(217,471)	(52,691)	(114,583)

Net investment income (loss)	(176,530)	(21,861)	(42,525)	(1,516)	(125,599)	(3,973)	(52,691)	(21,306)

Realized gain (loss) on investments	659,201	337,442	(508,850)	447,195	2,656,261	645,935	(78,601)	1,584,161
Change in unrealized gain (loss) on investments	1,861,640	(50,235)	58,743	607,293	523,250	150,597	(66,206)	267,878

Net gain (loss) on investments	2,520,841	287,207	(450,107)	1,054,488	3,179,511	796,532	(144,807)	1,852,039

Reinvested capital gains	-	186,293	244,947	-	-	323,037	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,344,311	451,639	(247,685)	1,052,972	3,053,912	1,115,596	(197,498)	1,830,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF
Reinvested dividends	$-	5,126	16,740	-	8,983	27,832	148,513	21,510
Mortality and expense risk charges (note 2)	(139,986)	(27,731)	(119,585)	(95,266)	(58,132)	(81,139)	(242,546)	(153,482)

Net investment income (loss)	(139,986)	(22,605)	(102,845)	(95,266)	(49,149)	(53,307)	(94,033)	(131,972)

Realized gain (loss) on investments	3,438,553	580,935	857,325	931,288	629,819	1,196,595	(10,076,113)	2,474,699
Change in unrealized gain (loss) on investments	916,252	14,646	748,448	157,143	(60,307)	34,793	(181,154)	1,029,362

Net gain (loss) on investments	4,354,805	595,581	1,605,773	1,088,431	569,512	1,231,388	(10,257,267)	3,504,061

Reinvested capital gains	-	-	119,075	283,573	-	-	1,193,928	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,214,819	572,976	1,622,003	1,276,738	520,363	1,178,081	(9,157,372)	3,372,089

Investment Activity:	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(69,123)	(51,467)	(95,905)	(14,202)	(20,299)	(25,452)	(62,514)	(37,709)

Net investment income (loss)	(69,123)	(51,467)	(95,905)	(14,202)	(20,299)	(25,452)	(62,514)	(37,709)

Realized gain (loss) on investments	867,754	(1,769,502)	158,167	(244,138)	(502,351)	(685,042)	(1,514,696)	648,771
Change in unrealized gain (loss) on investments	904,614	(153,594)	113,156	(17,759)	(2,299)	15,531	31,871	49,475

Net gain (loss) on investments	1,772,368	(1,923,096)	271,323	(261,897)	(504,650)	(669,511)	(1,482,825)	698,246

Reinvested capital gains	144,734	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,847,979	(1,974,563)	175,418	(276,099)	(524,949)	(694,963)	(1,545,339)	660,537

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF
Reinvested dividends	$32,140	-	-	-	-	11,329	127,049	213,020
Mortality and expense risk charges (note 2)	(76,050)	(74,433)	(100,772)	(146,187)	(130,828)	(165,189)	(188,243)	(150,088)

Net investment income (loss)	(43,910)	(74,433)	(100,772)	(146,187)	(130,828)	(153,860)	(61,194)	62,932

Realized gain (loss) on investments	1,385,348	1,653,950	190,507	3,683,148	2,877,102	4,857,923	(10,909,563)	600,129
Change in unrealized gain (loss) on investments	477,732	139,312	(75,720)	1,362,512	761,861	(266,949)	1,267,214	(371,515)

Net gain (loss) on investments	1,863,080	1,793,262	114,787	5,045,660	3,638,963	4,590,974	(9,642,349)	228,614

Reinvested capital gains	-	-	-	1,814,037	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,819,170	1,718,829	14,015	6,713,510	3,508,135	4,437,114	(9,703,543)	291,546

Investment Activity:	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG
Reinvested dividends	$593	-	-	-	-	-	15,797	-
Mortality and expense risk charges (note 2)	(50,941)	(92,440)	(166,574)	(450,880)	(401,183)	(390,580)	(230,166)	(304,450)

Net investment income (loss)	(50,348)	(92,440)	(166,574)	(450,880)	(401,183)	(390,580)	(214,369)	(304,450)

Realized gain (loss) on investments	798,708	2,501,384	5,084,346	6,154,278	4,936,907	1,172,344	2,920,051	3,607,947
Change in unrealized gain (loss) on investments	(119,375)	246,587	1,081,013	3,284,925	2,931,792	2,615,495	235,438	1,418,422

Net gain (loss) on investments	679,333	2,747,971	6,165,359	9,439,203	7,868,699	3,787,839	3,155,489	5,026,369

Reinvested capital gains	414,916	-	-	-	-	2,460,732	-	1,443,441

Net increase (decrease) in contract owners’ equity resulting from operations	$1,043,901	2,655,531	5,998,785	8,988,323	7,467,516	5,857,991	2,941,120	6,165,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	GVFRB
Reinvested dividends	$51,787	-	-	24,651	-	167,299	-	-
Mortality and expense risk charges (note 2)	(158,159)	(16,687)	(69,183)	(15,353)	(105,857)	(76,070)	(7,580)	(32,883)

Net investment income (loss)	(106,372)	(16,687)	(69,183)	9,298	(105,857)	91,229	(7,580)	(32,883)

Realized gain (loss) on investments	1,956,823	(138,329)	751,386	103,880	2,256,698	430,793	(39,910)	43,993
Change in unrealized gain (loss) on investments	1,241,525	45,008	716,074	52,697	467,263	35,374	407	67,360

Net gain (loss) on investments	3,198,348	(93,321)	1,467,460	156,577	2,723,961	466,167	(39,503)	111,353

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,091,976	(110,008)	1,398,277	165,875	2,618,104	557,396	(47,083)	78,470

Investment Activity:	GSBLMO	VWHA	VWAR	WRASP	RVAAS	RVACS	RVAMS	RVDFA
Reinvested dividends	$-	15,037	-	269,911	7,859	44,535	35,130	-
Mortality and expense risk charges (note 2)	(28)	(44,612)	(32,041)	(331,045)	(9,605)	(23,799)	(39,760)	(108,734)

Net investment income (loss)	(28)	(29,575)	(32,041)	(61,134)	(1,746)	20,736	(4,630)	(108,734)

Realized gain (loss) on investments	-	1,814	6,702	2,467,510	62,397	151,787	375,116	1,131,888
Change in unrealized gain (loss) on investments	105	229,262	64,314	2,588,277	3,317	(81,771)	(83,431)	448,399

Net gain (loss) on investments	105	231,076	71,016	5,055,787	65,714	70,016	291,685	1,580,287

Reinvested capital gains	-	42,986	16,118	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$77	244,487	55,093	4,994,653	63,968	90,752	287,055	1,471,553

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVDSR
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(133,480)

Net investment income (loss)	(133,480)

Realized gain (loss) on investments	2,701,315
Change in unrealized gain (loss) on investments	(649,204)

Net gain (loss) on investments	2,052,111

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,918,631

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		AAEIP3		AMVGS4		MLVGA3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,077,665)	(3,575,782)	(105)	-	(3,748)	-	(43,695)	(26,058)
Realized gain (loss) on investments	64,019,070	28,986,791	24	-	41,116	-	175,685	(187,107)
Change in unrealized gain (loss) on investments	44,182,999	18,107,651	2,583	-	40,851	-	1,440,776	1,842,464
Reinvested capital gains	17,616,463	18,501,679	-	-	-	-	967,072	62,011

Net increase (decrease) in contract owners’ equity resulting from operations	121,740,867	62,020,339	2,502	-	78,219	-	2,539,838	1,691,310

Equity transactions:
Purchase payments received from contract owners (note 3)	294,458,646	201,408,291	12,859	-	238,694	-	3,156,303	1,265,617
Transfers between funds	-	-	144,478	-	800,223	-	2,679,345	(3,443,930)
Redemptions (note 3)	(203,208,338)	(174,982,576)	-	-	(1,840)	-	(2,197,328)	(2,652,714)
Annuity benefits	(5,930)	(35,006)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,264)	(1,481)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(792,711)	(1,136,874)	-	-	-	-	(6,703)	(14,621)
Adjustments to maintain reserves	(20,232)	(1,206)	3	-	(6)	-	(223)	(81)

Net equity transactions	90,430,171	25,251,148	157,340	-	1,037,071	-	3,631,394	(4,845,729)

Net change in contract owners’ equity	212,171,038	87,271,487	159,842	-	1,115,290	-	6,171,232	(3,154,419)
Contract owners’ equity beginning of period	1,146,493,847	1,059,222,360	-	-	-	-	18,765,559	21,919,978

Contract owners’ equity end of period	$1,358,664,885	1,146,493,847	159,842	-	1,115,290	-	24,936,791	18,765,559

CHANGES IN UNITS:
Beginning units	105,261,098	101,178,798	-	-	-	-	1,703,212	2,154,758
Units purchased	851,997,208	712,984,447	15,481	-	195,979	-	1,006,686	991,209
Units redeemed	(850,274,638)	(708,902,147)	(65)	-	(98,789)	-	(689,041)	(1,442,755)

Ending units	106,983,668	105,261,098	15,416	-	97,190	-	2,020,857	1,703,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CSCRS		DXVHY		IVBRA2		LZREMS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(10,595)	(26,776)	199,750	319,901	(28)	-	13,450	-
Realized gain (loss) on investments	(57,091)	(473,132)	568,759	267,554	(344)	-	56,819	-
Change in unrealized gain (loss) on investments	(42,438)	484,460	(729,997)	769,705	(137)	-	(47,569)	-
Reinvested capital gains	-	-	-	-	-	-	8,864	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,124)	(15,448)	38,512	1,357,160	(509)	-	31,564	-

Equity transactions:
Purchase payments received from contract owners (note 3)	99,808	280,959	589,807	742,536	12,188	-	404,836	-
Transfers between funds	(31,220)	(1,635,005)	(32,126,407)	36,297,775	88,197	-	1,105,242	-
Redemptions (note 3)	(37,405)	(121,042)	(1,354,260)	(2,958,142)	-	-	(6,797)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(111)	(612)	(5,007)	(1,991)	-	-	(24)	-
Adjustments to maintain reserves	(16)	(83)	(85)	23,570	(12)	-	(3)	-

Net equity transactions	31,056	(1,475,783)	(32,895,952)	34,103,748	100,373	-	1,503,254	-

Net change in contract owners’ equity	(79,068)	(1,491,231)	(32,857,440)	35,460,908	99,864	-	1,534,818	-
Contract owners’ equity beginning of period	757,682	2,248,913	35,460,908	-	-	-	-	-

Contract owners’ equity end of period	$678,614	757,682	2,603,468	35,460,908	99,864	-	1,534,818	-

CHANGES IN UNITS:
Beginning units	76,969	220,959	3,380,507	-	-	-	-	-
Units purchased	83,445	72,732	3,156,592	6,371,012	14,066	-	256,179	-
Units redeemed	(82,511)	(216,722)	(6,293,891)	(2,990,505)	(4,085)	-	(100,406)	-

Ending units	77,903	76,969	243,208	3,380,507	9,981	-	155,773	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MVGTAS		MGRFV		MSEMB		MSVGT2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$17,932	1,389	9	-	18,539	3,820	(9,431)	929
Realized gain (loss) on investments	34,118	3,535	12	-	(13,421)	45,459	33,056	11,345
Change in unrealized gain (loss) on investments	16,629	21,086	22	-	(147,342)	51,839	69,608	6,030
Reinvested capital gains	-	-	-	-	11,377	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,679	26,010	43	-	(130,847)	101,118	93,233	18,304

Equity transactions:
Purchase payments received from contract owners (note 3)	507,589	201,822	5,000	-	941,983	200,984	397,922	167,073
Transfers between funds	324,082	358,860	2,686	-	(597,230)	743,435	386,811	(8,118)
Redemptions (note 3)	(126,168)	(20,978)	-	-	(146,374)	(33,184)	(38,983)	(3,039)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(495)	(14)	-	-	(1,549)	(380)	(831)	-
Adjustments to maintain reserves	(28)	(26)	-	-	(22)	(45)	(38)	7

Net equity transactions	704,980	539,664	7,686	-	196,808	910,810	744,881	155,923

Net change in contract owners’ equity	773,659	565,674	7,729	-	65,961	1,011,928	838,114	174,227
Contract owners’ equity beginning of period	665,915	100,241	-	-	1,399,443	387,515	229,892	55,665

Contract owners’ equity end of period	$1,439,574	665,915	7,729	-	1,465,404	1,399,443	1,068,006	229,892

CHANGES IN UNITS:
Beginning units	65,019	10,601	-	-	116,382	37,475	23,083	6,278
Units purchased	129,559	70,071	1,083	-	172,040	132,722	342,927	38,414
Units redeemed	(62,312)	(15,653)	(314)	-	(152,093)	(53,815)	(271,783)	(21,609)

Ending units	132,266	65,019	769	-	136,329	116,382	94,227	23,083

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VKVGR2		GVAAA2		HIBF3		GEM3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$44,994	(6,401)	2,845	(8,546)	235,127	6,925	(16,875)	(13,659)
Realized gain (loss) on investments	111,497	30,630	756,557	158,965	123,345	4,409,338	(189,727)	(134,917)
Change in unrealized gain (loss) on investments	(188,156)	127,981	1,373,775	203,756	(53,091)	(265,126)	(41,430)	356,961
Reinvested capital gains	-	-	3,562	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,665)	152,210	2,136,739	354,175	305,381	4,151,137	(248,032)	208,385

Equity transactions:
Purchase payments received from contract owners (note 3)	1,493,254	184,890	3,696,504	908,029	38,814	2,280,194	942,277	667,920
Transfers between funds	(196,874)	1,186,152	8,677,724	3,512,172	(1,441,463)	(66,219,161)	913,407	197,693
Redemptions (note 3)	(132,569)	(38,500)	(1,097,516)	(702,273)	(519,212)	(3,181,170)	(407,946)	(387,191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(800)	-	(22,456)	(1,418)	(3,947)	(4,896)	(415)	(1,198)
Adjustments to maintain reserves	(63)	(70)	(71)	(51)	(85)	(98)	(71)	(61)

Net equity transactions	1,162,948	1,332,472	11,254,185	3,716,459	(1,925,893)	(67,125,131)	1,447,252	477,163

Net change in contract owners’ equity	1,131,283	1,484,682	13,390,924	4,070,634	(1,620,512)	(62,973,994)	1,199,220	685,548
Contract owners’ equity beginning of period	1,569,234	84,552	4,926,147	855,513	6,431,471	69,405,465	1,930,557	1,245,009

Contract owners’ equity end of period	$2,700,517	1,569,234	18,317,071	4,926,147	4,810,959	6,431,471	3,129,777	1,930,557

CHANGES IN UNITS:
Beginning units	147,631	10,187	463,618	91,567	435,367	5,343,722	190,632	134,567
Units purchased	229,386	174,323	1,556,647	768,579	19,496	746,356	770,468	157,419
Units redeemed	(124,469)	(36,879)	(598,199)	(396,528)	(146,785)	(5,654,711)	(648,761)	(101,354)

Ending units	252,548	147,631	1,422,066	463,618	308,078	435,367	312,339	190,632

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$17,783	(2,657)	36,825	(204)	31,963	(3,322)	9,137	29,858
Realized gain (loss) on investments	159,803	(12,046)	103,929	3,865	142,754	(7,788)	159,717	64,722
Change in unrealized gain (loss) on investments	193,914	45,084	184,791	172,460	452,184	191,856	(101,140)	164,371
Reinvested capital gains	92,189	16,919	86,788	34,084	162,752	36,736	133,008	118,010

Net increase (decrease) in contract owners’ equity resulting from operations	463,689	47,300	412,333	210,205	789,653	217,482	200,722	376,961

Equity transactions:
Purchase payments received from contract owners (note 3)	225,421	113,306	4,150,596	841,090	4,037,718	189,440	880,424	466,830
Transfers between funds	3,762,622	(297,712)	1,126,906	(192,391)	467,997	638,861	(1,671,436)	2,319,524
Redemptions (note 3)	(50,170)	(27,167)	(346,137)	(358,101)	(309,147)	(208,082)	(1,828,724)	(1,334,234)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,915)	-	(43)	(8,008)	(41)	(1,628)	(1,878)	(16,308)
Adjustments to maintain reserves	(40)	1	(40)	(66)	(89)	(32)	(90)	(75)

Net equity transactions	3,935,918	(211,572)	4,931,282	282,524	4,196,438	618,559	(2,621,704)	1,435,737

Net change in contract owners’ equity	4,399,607	(164,272)	5,343,615	492,729	4,986,091	836,041	(2,420,982)	1,812,698
Contract owners’ equity beginning of period	198,613	362,885	2,507,709	2,014,980	2,548,266	1,712,225	7,479,943	5,667,245

Contract owners’ equity end of period	$4,598,220	198,613	7,851,324	2,507,709	7,534,357	2,548,266	5,058,961	7,479,943

CHANGES IN UNITS:
Beginning units	17,631	36,757	217,237	189,389	225,897	168,205	685,218	547,754
Units purchased	874,594	17,975	521,385	196,189	402,431	138,502	502,734	595,548
Units redeemed	(574,475)	(37,101)	(117,611)	(168,341)	(66,946)	(80,810)	(737,957)	(458,084)

Ending units	317,750	17,631	621,011	217,237	561,382	225,897	449,995	685,218

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMD2		NVCMA2		NVCMC2		NVLCP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$163,449	(8,986)	96,509	(3,657)	32,393	4,035	(16,557)	36,355
Realized gain (loss) on investments	789,283	59,098	583,547	(2,225)	165,771	30,337	(234,457)	202,674
Change in unrealized gain (loss) on investments	547,617	314,688	324,514	177,376	54,126	65,292	(4,088)	(98,161)
Reinvested capital gains	531,642	65,544	592,148	45,571	119,773	37,911	64,393	156,859

Net increase (decrease) in contract owners’ equity resulting from operations	2,031,991	430,344	1,596,718	217,065	372,063	137,575	(190,709)	297,727

Equity transactions:
Purchase payments received from contract owners (note 3)	3,958,858	184,426	1,300,921	209,769	467,348	243,832	454,908	471,410
Transfers between funds	16,695,550	76,332	11,828,365	(286,167)	3,171,827	920,990	(3,555,431)	4,229,758
Redemptions (note 3)	(1,360,011)	(800,474)	(726,458)	(303,594)	(317,635)	(204,754)	(528,488)	(585,846)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,292)	(3,746)	-	(5,457)	(41)	(263)	(1,328)	(4,070)
Adjustments to maintain reserves	(51)	(40)	(62)	(27)	(48)	(48)	(45)	(81)

Net equity transactions	19,283,054	(543,502)	12,402,766	(385,476)	3,321,451	959,757	(3,630,384)	4,111,171

Net change in contract owners’ equity	21,315,045	(113,158)	13,999,484	(168,411)	3,693,514	1,097,332	(3,821,093)	4,408,898
Contract owners’ equity beginning of period	3,517,624	3,630,782	1,511,711	1,680,122	2,488,745	1,391,413	6,868,065	2,459,167

Contract owners’ equity end of period	$24,832,669	3,517,624	15,511,195	1,511,711	6,182,259	2,488,745	3,046,972	6,868,065

CHANGES IN UNITS:
Beginning units	311,040	354,699	133,371	167,695	222,877	135,890	635,977	239,858
Units purchased	3,004,497	243,899	1,970,878	66,073	635,781	177,890	533,458	1,711,766
Units redeemed	(1,404,859)	(287,558)	(982,883)	(100,397)	(349,777)	(90,903)	(877,780)	(1,315,647)

Ending units	1,910,678	311,040	1,121,366	133,371	508,881	222,877	291,655	635,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRF3		GBF3		CAF2		GVIDA6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,321	4,901	4,826	121,110	155	-	25,968	7,558
Realized gain (loss) on investments	133,648	37,413	(638,445)	(206,601)	2,038	-	361,708	171,127
Change in unrealized gain (loss) on investments	216,452	57,205	(279,594)	(286,571)	2,773	-	739,105	419,434
Reinvested capital gains	-	-	122,098	664,845	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	353,421	99,519	(791,115)	292,783	4,966	-	1,126,781	598,119

Equity transactions:
Purchase payments received from contract owners (note 3)	101,235	46,267	263,072	713,623	28,645	-	636,739	73,761
Transfers between funds	756,871	676,327	(5,344,272)	(4,544,507)	53,574	-	652,270	98,783
Redemptions (note 3)	(410,149)	(180,163)	(3,252,053)	(2,792,582)	(353)	-	(382,130)	(791,529)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(237)	(1,454)	(24,842)	(17,234)	-	-	(433)	(1,516)
Adjustments to maintain reserves	(1,154)	(992)	(118)	(151)	1	-	(61)	(31)

Net equity transactions	446,566	539,985	(8,358,213)	(6,640,851)	81,867	-	906,385	(620,532)

Net change in contract owners’ equity	799,987	639,504	(9,149,328)	(6,348,068)	86,833	-	2,033,166	(22,413)
Contract owners’ equity beginning of period	1,054,346	414,842	18,225,025	24,573,093	-	-	4,419,224	4,441,637

Contract owners’ equity end of period	$1,854,333	1,054,346	9,075,697	18,225,025	86,833	-	6,452,390	4,419,224

CHANGES IN UNITS:
Beginning units	83,029	35,854	1,281,066	1,741,410	-	-	323,301	370,983
Units purchased	74,177	76,490	661,779	529,587	15,319	-	148,456	34,220
Units redeemed	(43,280)	(29,315)	(1,272,902)	(989,931)	(7,962)	-	(92,380)	(81,902)

Ending units	113,926	83,029	669,943	1,281,066	7,357	-	379,377	323,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVDBL6		NVDCA6		GVIDC6		GVIDM6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6,370	6,195	5,093	112	(19,149)	44,727	12,768	22,183
Realized gain (loss) on investments	17,260	7,426	51,028	4,346	494,868	267,323	1,842,849	1,132,096
Change in unrealized gain (loss) on investments	83,045	19,473	87,182	53,743	(294,064)	39,841	815,971	969,630
Reinvested capital gains	9,029	8,734	16,740	8,895	146,841	214,211	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	115,704	41,828	160,043	67,096	328,496	566,102	2,671,588	2,123,909

Equity transactions:
Purchase payments received from contract owners (note 3)	265,821	59,794	400,571	5,911	1,931,588	633,234	879,783	525,451
Transfers between funds	11,815	486,919	190,528	29,601	(4,654,491)	(408,537)	(5,452,156)	1,484,321
Redemptions (note 3)	(59,390)	(31,039)	(59,062)	(35,445)	(3,182,621)	(2,063,818)	(1,911,117)	(4,696,829)
Annuity benefits	-	-	-	-	-	-	(4,807)	(4,446)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(91)	(421)	(444)	(17,363)	(8,167)	(3,201)	(6,489)
Adjustments to maintain reserves	(37)	(23)	(37)	(33)	(100)	(32)	(131)	(110)

Net equity transactions	218,209	515,560	531,579	(410)	(5,922,987)	(1,847,320)	(6,491,629)	(2,698,102)

Net change in contract owners’ equity	333,913	557,388	691,622	66,686	(5,594,491)	(1,281,218)	(3,820,041)	(574,193)
Contract owners’ equity beginning of period	994,694	437,306	585,042	518,356	15,505,928	16,787,146	22,763,823	23,338,016

Contract owners’ equity end of period	$1,328,607	994,694	1,276,664	585,042	9,911,437	15,505,928	18,943,782	22,763,823

CHANGES IN UNITS:
Beginning units	88,965	42,375	51,664	50,520	1,240,205	1,390,326	1,698,729	1,903,557
Units purchased	31,513	72,200	78,309	28,024	419,872	364,746	351,230	472,277
Units redeemed	(14,245)	(25,610)	(33,588)	(26,880)	(891,381)	(514,867)	(819,232)	(677,105)

Ending units	106,233	88,965	96,385	51,664	768,696	1,240,205	1,230,727	1,698,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA6		GVDMC6		SAM		NVMIG6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$24,733	9,106	(26,518)	32,378	(967)	(894)	(14,519)	(14,563)
Realized gain (loss) on investments	393,285	421,465	1,039,062	358,450	59	-	166,912	(48,740)
Change in unrealized gain (loss) on investments	802,612	375,404	(184,632)	489,106	-	-	215,241	238,279
Reinvested capital gains	-	-	119,799	63,411	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,220,630	805,975	947,711	943,345	(908)	(894)	367,634	174,976

Equity transactions:
Purchase payments received from contract owners (note 3)	217,543	108,431	242,926	392,006	475	(2)	479,037	258,246
Transfers between funds	620,837	(1,620,641)	(4,363,535)	1,532,729	(13,236)	61,581	1,075,348	41,734
Redemptions (note 3)	(1,044,644)	(770,617)	(2,122,906)	(2,349,541)	22	(4,151)	(531,363)	(152,462)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(48)	(53)	-	-
Contingent deferred sales charges (note 2)	(9,430)	(1,951)	(6,305)	(2,514)	-	-	(1,627)	(855)
Adjustments to maintain reserves	(56)	(82)	(87)	(71)	-	(6)	(53)	(93)

Net equity transactions	(215,750)	(2,284,860)	(6,249,907)	(427,391)	(12,787)	57,369	1,021,342	146,570

Net change in contract owners’ equity	1,004,880	(1,478,885)	(5,302,196)	515,954	(13,695)	56,475	1,388,976	321,546
Contract owners’ equity beginning of period	6,069,951	7,548,836	14,897,003	14,381,049	84,301	27,826	1,708,592	1,387,046

Contract owners’ equity end of period	$7,074,831	6,069,951	9,594,807	14,897,003	70,606	84,301	3,097,568	1,708,592

CHANGES IN UNITS:
Beginning units	441,954	617,750	1,136,193	1,162,051	8,730	2,844	146,827	134,318
Units purchased	114,067	52,079	160,245	269,773	-	6,321	247,591	93,844
Units redeemed	(128,725)	(227,875)	(625,386)	(295,631)	(1,322)	(435)	(169,563)	(81,335)

Ending units	427,296	441,954	671,052	1,136,193	7,408	8,730	224,855	146,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV6		NVMLG2		NVMLV2		NVMMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,142	(8,478)	(13,361)	(11,779)	(2,230)	1,044	(4,224)	(4,614)
Realized gain (loss) on investments	61,247	(41,858)	71,590	9,304	186,676	13,356	52,458	34,058
Change in unrealized gain (loss) on investments	214,872	161,506	277,293	34,989	199,992	81,377	29,612	(15,528)
Reinvested capital gains	-	-	128,436	29,675	89,414	-	19,304	31,365

Net increase (decrease) in contract owners’ equity resulting from operations	289,261	111,170	463,958	62,189	473,852	95,777	97,150	45,281

Equity transactions:
Purchase payments received from contract owners (note 3)	445,213	132,399	351,027	580,511	783,427	370,017	-	2,160
Transfers between funds	1,098,747	88,727	471,142	139,313	462,709	58,114	(91,010)	(20,000)
Redemptions (note 3)	(271,057)	(23,029)	(98,809)	(57,212)	(80,445)	(8,728)	(18,483)	(65,231)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,887)	(54)	(200)	(73)	-	-	-	-
Adjustments to maintain reserves	(31)	(29)	(96)	(26)	(43)	(12)	(28)	4

Net equity transactions	1,270,985	198,014	723,064	662,513	1,165,648	419,391	(109,521)	(83,067)

Net change in contract owners’ equity	1,560,246	309,184	1,187,022	724,702	1,639,500	515,168	(12,371)	(37,786)
Contract owners’ equity beginning of period	1,004,054	694,870	1,216,799	492,097	950,777	435,609	311,905	349,691

Contract owners’ equity end of period	$2,564,300	1,004,054	2,403,821	1,216,799	2,590,277	950,777	299,534	311,905

CHANGES IN UNITS:
Beginning units	96,323	75,748	103,904	47,841	85,985	45,504	18,910	24,039
Units purchased	204,927	47,450	99,083	138,011	181,289	74,727	-	130
Units redeemed	(91,053)	(26,875)	(49,598)	(81,948)	(90,013)	(34,246)	(5,645)	(5,259)

Ending units	210,197	96,323	153,389	103,904	177,261	85,985	13,265	18,910

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMG2		NVMMV2		SCGF3		SCVF3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(37,735)	(19,707)	(9,134)	2,120	(16,084)	(7,315)	(5,199)	(2,896)
Realized gain (loss) on investments	320,648	31,175	724,313	(18,906)	67,646	(10,882)	227,309	85,557
Change in unrealized gain (loss) on investments	289,280	4,301	217,420	25,132	238,461	73,788	350,957	70,935
Reinvested capital gains	156,933	119,453	212,019	115,791	62,063	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	729,126	135,222	1,144,618	124,137	352,086	55,591	573,067	153,596

Equity transactions:
Purchase payments received from contract owners (note 3)	575,128	340,556	1,084,807	96,682	287,440	141,549	789,180	37,339
Transfers between funds	(224,966)	(157,849)	1,881,668	611,558	634,125	(123,950)	628,406	252,352
Redemptions (note 3)	(242,357)	(218,577)	(458,566)	(39,776)	(71,550)	(61,409)	(243,347)	(132,906)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(510)	(92)	(1,264)	(77)	(752)	-	(1,630)	-
Adjustments to maintain reserves	(70)	(43)	(127)	(53)	(76)	(35)	(111)	(45)

Net equity transactions	107,225	(36,005)	2,506,518	668,334	849,187	(43,845)	1,172,498	156,740

Net change in contract owners’ equity	836,351	99,217	3,651,136	792,471	1,201,273	11,746	1,745,565	310,336
Contract owners’ equity beginning of period	1,701,976	1,602,759	1,397,941	605,470	527,377	515,631	968,868	658,532

Contract owners’ equity end of period	$2,538,327	1,701,976	5,049,077	1,397,941	1,728,650	527,377	2,714,433	968,868

CHANGES IN UNITS:
Beginning units	142,567	148,078	117,223	57,643	47,661	51,142	65,799	49,161
Units purchased	875,228	127,797	1,339,624	82,926	88,181	22,104	155,610	52,263
Units redeemed	(862,082)	(133,308)	(1,142,493)	(23,346)	(26,935)	(25,585)	(89,078)	(35,625)

Ending units	155,713	142,567	314,354	117,223	108,907	47,661	132,331	65,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCF3		MSBF		NVSTB2		NVRE2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(35,313)	(30,292)	3,272	-	(7,041)	18,191	823	-
Realized gain (loss) on investments	316,079	103,464	(12,540)	-	(28,522)	62,449	(9,345)	-
Change in unrealized gain (loss) on investments	659,248	241,846	(4,918)	-	(27,046)	15,181	(3,957)	-
Reinvested capital gains	-	-	-	-	7,089	-	5,721	-

Net increase (decrease) in contract owners’ equity resulting from operations	940,014	315,018	(14,186)	-	(55,520)	95,821	(6,758)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	224,357	220,452	109,026	-	1,704,302	537,728	103,533	-
Transfers between funds	(335,768)	(237,882)	357,422	-	(839,416)	2,209,519	49,501	-
Redemptions (note 3)	(171,386)	(194,139)	(11,391)	-	(668,469)	(686,072)	(635)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(694)	(717)	(39)	-	(1,313)	(2,270)	-	-
Adjustments to maintain reserves	(119)	(104)	(18)	-	(72)	(5)	4	-

Net equity transactions	(283,610)	(212,390)	455,000	-	195,032	2,058,900	152,403	-

Net change in contract owners’ equity	656,404	102,628	440,814	-	139,512	2,154,721	145,645	-
Contract owners’ equity beginning of period	2,626,810	2,524,182	-	-	6,575,235	4,420,514	-	-

Contract owners’ equity end of period	$3,283,214	2,626,810	440,814	-	6,714,747	6,575,235	145,645	-

CHANGES IN UNITS:
Beginning units	156,996	171,964	-	-	648,630	443,708	-	-
Units purchased	39,894	36,545	85,876	-	879,301	807,112	24,663	-
Units redeemed	(54,881)	(51,513)	(39,805)	-	(857,285)	(602,190)	(9,021)	-

Ending units	142,009	156,996	46,071	-	670,646	648,630	15,642	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMM2		NVLM2		NVLCA2		NCPG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,164,691)	(3,075,181)	2,191	-	(4,626)	-	80	-
Realized gain (loss) on investments	-	-	5,959	-	491	-	(6)	-
Change in unrealized gain (loss) on investments	-	-	195,827	-	67,783	-	(9)	-
Reinvested capital gains	-	-	14,561	-	1,789	-	52	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,164,691)	(3,075,181)	218,538	-	65,437	-	117	-

Equity transactions:
Purchase payments received from contract owners (note 3)	130,073,784	113,028,225	2,647,665	-	359,779	-	-	-
Transfers between funds	(121,774,219)	(97,623,997)	(22,201)	-	395,175	-	5,928	-
Redemptions (note 3)	(53,031,977)	(50,142,716)	(80,475)	-	(2,852)	-	-	-
Annuity benefits	(158)	(1,945)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(258,332)	(295,264)	-	-	-	-	-	-
Adjustments to maintain reserves	(196)	(283)	(8)	-	-	-	1	-

Net equity transactions	(44,991,098)	(35,035,980)	2,544,981	-	752,102	-	5,929	-

Net change in contract owners’ equity	(48,155,789)	(38,111,161)	2,763,519	-	817,539	-	6,046	-
Contract owners’ equity beginning of period	196,942,904	235,054,065	-	-	-	-	-	-

Contract owners’ equity end of period	$148,787,115	196,942,904	2,763,519	-	817,539	-	6,046	-

CHANGES IN UNITS:
Beginning units	20,569,054	24,210,354	-	-	-	-	-	-
Units purchased	235,096,151	187,570,167	297,987	-	72,254	-	1,156	-
Units redeemed	(239,880,807)	(191,211,467)	(58,516)	-	(2,888)	-	(572)	-

Ending units	15,784,398	20,569,054	239,471	-	69,366	-	584	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDPG2		IDPGI2		NOVMH2		NOVPI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$68	-	170	-	(34,371)	(7,458)	(72,985)	(183,137)
Realized gain (loss) on investments	-	-	-	-	(11,343)	(4,087)	544,953	142,272
Change in unrealized gain (loss) on investments	19	-	(65)	-	62,312	(22,764)	(151,428)	238,769
Reinvested capital gains	6	-	37	-	-	-	158,970	-

Net increase (decrease) in contract owners’ equity resulting from operations	93	-	142	-	16,598	(34,309)	479,510	197,904

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,348,143	1,176,740	5,974,699	6,084,954
Transfers between funds	4,777	-	11,793	-	(28,720)	121,957	(2,069,212)	22,211,600
Redemptions (note 3)	-	-	-	-	(98,858)	(12,480)	(16,587,294)	(2,187,752)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(3,057)	-	(1,944)	(5,183)
Adjustments to maintain reserves	3	-	(3)	-	10	(9)	5,279	(81)

Net equity transactions	4,780	-	11,790	-	1,217,518	1,286,208	(12,678,472)	26,103,538

Net change in contract owners’ equity	4,873	-	11,932	-	1,234,116	1,251,899	(12,198,962)	26,301,442
Contract owners’ equity beginning of period	-	-	-	-	1,251,899	-	26,301,442	-

Contract owners’ equity end of period	$4,873	-	11,932	-	2,486,015	1,251,899	14,102,480	26,301,442

CHANGES IN UNITS:
Beginning units	-	-	-	-	130,290	-	2,580,347	-
Units purchased	472	-	1,163	-	195,853	144,837	1,725,269	3,878,442
Units redeemed	-	-	-	-	(73,141)	(14,547)	(2,962,583)	(1,298,095)

Ending units	472	-	1,163	-	253,002	130,290	1,343,033	2,580,347

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NOTBBA		PMUBA		ALVBWB		ACVIG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(46,089)	-	(15)	-	13,525	185	43,715	28,656
Realized gain (loss) on investments	(37,614)	-	(48)	-	40,951	27,174	613,441	470,369
Change in unrealized gain (loss) on investments	13,006	-	(43)	-	78,668	2,496	708,558	68,430
Reinvested capital gains	-	-	88	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(70,697)	-	(18)	-	133,144	29,855	1,365,714	567,455

Equity transactions:
Purchase payments received from contract owners (note 3)	10,126,395	-	45,899	-	85,854	255,250	559,681	304,990
Transfers between funds	786,314	-	229,708	-	(1,658,309)	2,485,664	338,380	(174,951)
Redemptions (note 3)	(188,705)	-	(123)	-	(100,895)	(27,804)	(723,833)	(957,017)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(315)	(1,689)	(3,877)
Adjustments to maintain reserves	(32)	-	(2)	-	(29)	(35)	(98)	(70)

Net equity transactions	10,723,972	-	275,482	-	(1,673,379)	2,712,760	172,441	(830,925)

Net change in contract owners’ equity	10,653,275	-	275,464	-	(1,540,235)	2,742,615	1,538,155	(263,470)
Contract owners’ equity beginning of period	-	-	-	-	2,797,736	55,121	3,949,391	4,212,861

Contract owners’ equity end of period	$10,653,275	-	275,464	-	1,257,501	2,797,736	5,487,546	3,949,391

CHANGES IN UNITS:
Beginning units	-	-	-	-	277,177	6,071	296,635	357,418
Units purchased	1,256,858	-	30,618	-	85,162	526,808	189,614	174,555
Units redeemed	(154,520)	-	(2,884)	-	(254,496)	(255,702)	(176,197)	(235,338)

Ending units	1,102,338	-	27,734	-	107,843	277,177	310,052	296,635

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVIP2		ACVU3		ACVV3		FQB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$7,536	82,383	(2,875)	(6,447)	26,117	31,841	148	137
Realized gain (loss) on investments	(497,607)	152,662	31,386	67,531	503,743	383,249	3	4
Change in unrealized gain (loss) on investments	(696,245)	66,661	85,382	(11,304)	1,412,957	332,873	(164)	256
Reinvested capital gains	312,601	182,845	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(873,715)	484,551	113,893	49,780	1,942,817	747,963	(13)	397

Equity transactions:
Purchase payments received from contract owners (note 3)	2,919,623	1,043,588	22,849	6,020	1,346,694	443,934	-	-
Transfers between funds	(4,163,395)	2,836,953	5,228	(12,503)	2,685,913	11,521	-	-
Redemptions (note 3)	(984,698)	(993,331)	(63,803)	(155,151)	(1,633,516)	(1,173,206)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(9)	(11)
Contingent deferred sales charges (note 2)	(1,348)	(23,176)	(16)	(6)	(2,878)	(7,686)	-	-
Adjustments to maintain reserves	(77)	(126)	(7)	(41)	(137)	(83)	(10)	(7)

Net equity transactions	(2,229,895)	2,863,908	(35,749)	(161,681)	2,396,076	(725,520)	(19)	(18)

Net change in contract owners’ equity	(3,103,610)	3,348,459	78,144	(111,901)	4,338,893	22,443	(32)	379
Contract owners’ equity beginning of period	9,618,190	6,269,731	336,263	448,164	5,793,902	5,771,459	5,148	4,769

Contract owners’ equity end of period	$6,514,580	9,618,190	414,407	336,263	10,132,795	5,793,902	5,116	5,148

CHANGES IN UNITS:
Beginning units	854,035	588,753	27,728	41,872	392,383	433,733	302	303
Units purchased	607,011	1,051,881	5,973	10,045	344,358	176,748	-	-
Units redeemed	(818,293)	(786,599)	(8,515)	(24,189)	(210,929)	(218,098)	(1)	(1)

Ending units	642,753	854,035	25,186	27,728	525,812	392,383	301	302

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FAM2		FC2R		FEI2R		FG2R
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,986	2,843	(41,087)	(25,506)	113,887	78,723	(89,552)	(52,468)
Realized gain (loss) on investments	42,549	10,966	919,872	627,645	315,073	218,371	874,747	144,692
Change in unrealized gain (loss) on investments	151,416	61,333	1,153,511	421,072	570,118	42,363	1,630,072	488,000
Reinvested capital gains	4,370	10,177	2,333	-	630,416	298,489	10,496	-

Net increase (decrease) in contract owners’ equity resulting from operations	202,321	85,319	2,034,629	1,023,211	1,629,494	637,946	2,425,763	580,224

Equity transactions:
Purchase payments received from contract owners (note 3)	210,310	738,950	30,167	96,961	1,837,495	840,452	2,119,232	967,004
Transfers between funds	191,482	(102,673)	789,388	(273,700)	2,825,961	431,255	8,262,068	(590,712)
Redemptions (note 3)	(62,027)	(105,160)	(1,262,412)	(1,298,836)	(824,485)	(597,277)	(953,368)	(807,612)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(226)	(823)	(2,689)	(3,535)	(2,752)	(3,257)	(7,267)
Adjustments to maintain reserves	(24)	(48)	(57)	(86)	(163)	(75)	(103)	(89)

Net equity transactions	339,741	530,843	(443,737)	(1,478,350)	3,835,273	671,603	9,424,572	(438,676)

Net change in contract owners’ equity	542,062	616,162	1,590,892	(455,139)	5,464,767	1,309,549	11,850,335	141,548
Contract owners’ equity beginning of period	1,370,416	754,254	7,084,390	7,539,529	5,004,941	3,695,392	5,233,229	5,091,681

Contract owners’ equity end of period	$1,912,478	1,370,416	8,675,282	7,084,390	10,469,708	5,004,941	17,083,564	5,233,229

CHANGES IN UNITS:
Beginning units	135,649	83,003	408,007	497,387	380,812	321,625	434,393	475,936
Units purchased	90,831	130,621	101,073	58,346	392,027	215,465	980,222	206,654
Units redeemed	(59,322)	(77,975)	(122,758)	(147,726)	(137,169)	(156,278)	(351,636)	(248,197)

Ending units	167,158	135,649	386,322	408,007	635,670	380,812	1,062,979	434,393

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHI2R		FTVIS2		FTVMD2		FTVFA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$125,609	123,815	(3,386)	-	(2,823)	-	377,871	28,938
Realized gain (loss) on investments	(41,253)	5,810	(12,698)	-	17,533	-	165,806	203,981
Change in unrealized gain (loss) on investments	(53,011)	(42,291)	126,345	-	249,261	-	(283,909)	215,506
Reinvested capital gains	-	-	-	-	44,056	-	640,381	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,345	87,334	110,261	-	308,027	-	900,149	448,425

Equity transactions:
Purchase payments received from contract owners (note 3)	770,803	721,060	503,300	-	741,235	-	238,258	300,067
Transfers between funds	304,105	1,866,841	2,098,784	-	3,423,209	-	2,224,988	782,237
Redemptions (note 3)	(480,531)	(89,319)	(95,438)	-	(10,654)	-	(458,645)	(176,684)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(209)	-	(41)	-	-	-	(22)	(97)
Adjustments to maintain reserves	(44)	(44)	(5)	-	(15)	-	(103)	(80)

Net equity transactions	594,124	2,498,538	2,506,600	-	4,153,775	-	2,004,476	905,443

Net change in contract owners’ equity	625,469	2,585,872	2,616,861	-	4,461,802	-	2,904,625	1,353,868
Contract owners’ equity beginning of period	2,585,872	-	-	-	-	-	3,369,370	2,015,502

Contract owners’ equity end of period	$3,211,341	2,585,872	2,616,861	-	4,461,802	-	6,273,995	3,369,370

CHANGES IN UNITS:
Beginning units	243,175	-	-	-	-	-	288,602	194,719
Units purchased	588,409	303,888	271,539	-	541,346	-	856,000	448,572
Units redeemed	(540,878)	(60,713)	(23,136)	-	(150,956)	-	(700,251)	(354,689)

Ending units	290,706	243,175	248,403	-	390,390	-	444,351	288,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SBVI		LPWHY2		OVGSS		PMVAAD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,828	17,350	697,964	-	(5,448)	-	334,314	267,801
Realized gain (loss) on investments	2,168	(52,083)	8,582	-	111,215	-	92,788	288,866
Change in unrealized gain (loss) on investments	437,256	309,445	(345,365)	-	36,792	-	(686,985)	182,668
Reinvested capital gains	95,478	1,864	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	540,730	276,576	361,181	-	142,559	-	(259,883)	739,335

Equity transactions:
Purchase payments received from contract owners (note 3)	21,719	-	453,897	-	89,033	-	2,123,855	3,983,446
Transfers between funds	12,685	-	14,285,308	-	1,186,949	-	(2,033,832)	3,959,156
Redemptions (note 3)	(359,975)	(282,650)	(862,108)	-	(37,307)	-	(883,219)	(509,552)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,207)	(1,407)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(745)	-	(20)	-	(1,412)	(24,281)
Adjustments to maintain reserves	-	(5)	2	-	(31)	-	(107)	(104)

Net equity transactions	(326,778)	(284,062)	13,876,354	-	1,238,624	-	(794,715)	7,408,665

Net change in contract owners’ equity	213,952	(7,486)	14,237,535	-	1,381,183	-	(1,054,598)	8,148,000
Contract owners’ equity beginning of period	1,924,572	1,932,058	-	-	-	-	12,010,027	3,862,027

Contract owners’ equity end of period	$2,138,524	1,924,572	14,237,535	-	1,381,183	-	10,955,429	12,010,027

CHANGES IN UNITS:
Beginning units	196,403	226,716	-	-	-	-	1,116,827	405,198
Units purchased	3,343	-	1,654,680	-	322,806	-	831,987	1,421,842
Units redeemed	(32,706)	(30,313)	(232,909)	-	(202,057)	-	(915,443)	(710,213)

Ending units	167,040	196,403	1,421,771	-	120,749	-	1,033,371	1,116,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$9,375	189,824	(32,725)	4,955	126,797	176,238	3,732	40,531
Realized gain (loss) on investments	(226,040)	(65,766)	(195,558)	340,003	(880,064)	566,575	(494,757)	(462,563)
Change in unrealized gain (loss) on investments	(26,223)	(27,040)	10,925	62,056	(530,567)	(43,993)	129,124	531,226
Reinvested capital gains	19,818	53,640	-	-	174,967	590,393	-	79,294

Net increase (decrease) in contract owners’ equity resulting from operations	(223,070)	150,658	(217,358)	407,014	(1,108,867)	1,289,213	(361,901)	188,488

Equity transactions:
Purchase payments received from contract owners (note 3)	425,270	113,308	2,665,491	2,647,510	5,203,513	4,053,433	720,589	492,436
Transfers between funds	(213,915)	(3,390,743)	(519,542)	6,547,430	(9,732,855)	19,374,701	(499,424)	(1,297,505)
Redemptions (note 3)	(438,066)	(578,154)	(2,030,981)	(1,082,159)	(7,064,557)	(1,913,841)	(352,916)	(522,386)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(607)	(289)	(18,415)	(10,053)	(6,285)	(15,925)	(3,838)	(593)
Adjustments to maintain reserves	(67)	274	234	(259)	1,755	(647)	(58)	(105)

Net equity transactions	(227,385)	(3,855,604)	96,787	8,102,469	(11,598,429)	21,497,721	(135,647)	(1,328,153)

Net change in contract owners’ equity	(450,455)	(3,704,946)	(120,571)	8,509,483	(12,707,296)	22,786,934	(497,548)	(1,139,665)
Contract owners’ equity beginning of period	2,366,621	6,071,567	14,200,810	5,691,327	32,658,037	9,871,103	2,296,512	3,436,177

Contract owners’ equity end of period	$1,916,166	2,366,621	14,080,239	14,200,810	19,950,741	32,658,037	1,798,964	2,296,512

CHANGES IN UNITS:
Beginning units	194,743	517,027	1,391,273	580,305	3,032,974	987,316	198,165	307,254
Units purchased	311,074	201,572	2,067,556	4,948,870	3,354,355	5,331,265	223,793	576,219
Units redeemed	(333,724)	(523,856)	(2,055,528)	(4,137,902)	(4,466,703)	(3,285,607)	(236,376)	(685,308)

Ending units	172,093	194,743	1,403,301	1,391,273	1,920,626	3,032,974	185,582	198,165

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVEBD		PMVGBD		PMVHYD		PIVEM2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$294,897	355,391	(25,359)	10,611	1,654,054	2,027,110	(6,522)	(34,175)
Realized gain (loss) on investments	(322,048)	534,478	(254,881)	32,335	820,865	2,255,253	(53,079)	(599,748)
Change in unrealized gain (loss) on investments	(915,097)	629,472	(270,908)	91,627	(1,000,671)	840,792	(23,262)	715,997
Reinvested capital gains	31,574	-	36,913	302,400	-	-	-	97,309

Net increase (decrease) in contract owners’ equity resulting from operations	(910,674)	1,519,341	(514,235)	436,973	1,474,248	5,123,155	(82,863)	179,383

Equity transactions:
Purchase payments received from contract owners (note 3)	835,510	928,372	2,123,514	822,562	2,242,574	1,785,901	2,065	22,763
Transfers between funds	(9,723,477)	6,512,366	(708,479)	(2,656,073)	(9,850,235)	(2,844,520)	7,247	(1,951,700)
Redemptions (note 3)	(605,883)	(2,075,183)	(787,339)	(853,244)	(8,101,377)	(3,870,383)	(145,696)	(138,134)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,699)	(68,349)	(747)	(3,846)	(17,555)	(16,263)	(179)	(220)
Adjustments to maintain reserves	1,245	(3)	43	748	1,884	9,746	(74)	(78)

Net equity transactions	(9,494,304)	5,297,203	626,992	(2,689,853)	(15,724,709)	(4,935,519)	(136,637)	(2,067,369)

Net change in contract owners’ equity	(10,404,978)	6,816,544	112,757	(2,252,880)	(14,250,461)	187,636	(219,500)	(1,887,986)
Contract owners’ equity beginning of period	14,300,058	7,483,514	5,124,656	7,377,536	54,386,699	54,199,063	1,615,679	3,503,665

Contract owners’ equity end of period	$3,895,080	14,300,058	5,237,413	5,124,656	40,136,238	54,386,699	1,396,179	1,615,679

CHANGES IN UNITS:
Beginning units	1,109,109	674,109	421,386	639,277	4,473,575	5,040,280	173,846	415,420
Units purchased	616,192	1,376,046	381,783	819,422	6,699,889	13,483,354	634,720	221,640
Units redeemed	(1,395,084)	(941,046)	(323,188)	(1,037,313)	(8,000,342)	(14,050,059)	(651,882)	(463,214)

Ending units	330,217	1,109,109	479,981	421,386	3,173,122	4,473,575	156,684	173,846

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PIHYB2		PROUSN		PROAHY		PROA30
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$56,158	159,011	(17,016)	(23,313)	784,463	1,117,456	(20,559)	(17,485)
Realized gain (loss) on investments	(65,307)	258,503	(851,996)	(327,214)	(7,493)	2,425,271	53,721	46,586
Change in unrealized gain (loss) on investments	25,519	(67,891)	(1,110)	(8,657)	2,062,411	(626,475)	27,258	94,972
Reinvested capital gains	124,389	100,337	-	-	1,802,745	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	140,759	449,960	(870,122)	(359,184)	4,642,126	2,916,252	60,420	124,073

Equity transactions:
Purchase payments received from contract owners (note 3)	5	338,615	68,394	210,852	3,442,275	2,749,448	317,821	239,607
Transfers between funds	(1,504,823)	(3,305,768)	316,312	640,035	27,123,541	56,072,393	(89,778)	1,016,053
Redemptions (note 3)	(167,868)	(636,784)	(83,183)	(43,952)	(6,335,075)	(3,324,899)	(85,832)	(239,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(966)	(1,207)	(4,272)	(1,394)	(29,641)	(22,547)	(410)	(321)
Adjustments to maintain reserves	(301)	(472)	(21)	(5)	(74)	(116)	(43)	(46)

Net equity transactions	(1,673,953)	(3,605,616)	297,230	805,536	24,201,026	55,474,279	141,758	1,015,918

Net change in contract owners’ equity	(1,533,194)	(3,155,656)	(572,892)	446,352	28,843,152	58,390,531	202,178	1,139,991
Contract owners’ equity beginning of period	2,340,894	5,496,550	1,000,554	554,202	62,207,797	3,817,266	2,518,717	1,378,726

Contract owners’ equity end of period	$807,700	2,340,894	427,662	1,000,554	91,050,949	62,207,797	2,720,895	2,518,717

CHANGES IN UNITS:
Beginning units	193,894	519,408	280,253	99,013	5,021,067	346,045	276,877	172,456
Units purchased	5	409,938	23,561,916	17,986,567	15,204,092	20,645,216	3,403,978	3,114,015
Units redeemed	(134,568)	(735,452)	(23,604,029)	(17,805,327)	(13,465,511)	(15,970,194)	(3,416,543)	(3,009,594)

Ending units	59,331	193,894	238,140	280,253	6,759,648	5,021,067	264,312	276,877

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROBNK		PROBM		PROBR		PROBIO
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(24,994)	(16,356)	(14,000)	(13,434)	(40,045)	(26,964)	(72,268)	(26,401)
Realized gain (loss) on investments	232,867	80,977	232,971	(65,800)	(934,894)	(479,422)	1,619,902	213,797
Change in unrealized gain (loss) on investments	37,916	49,412	82,649	60,571	(41,502)	37,430	640,287	(96,694)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	245,789	114,033	301,620	(18,663)	(1,016,441)	(468,956)	2,187,921	90,702

Equity transactions:
Purchase payments received from contract owners (note 3)	360,267	185,252	733,611	242,117	999,695	3,159,310	1,252,901	491,814
Transfers between funds	(159,884)	1,199,977	(127,012)	1,141,277	937,426	(3,055,305)	(1,970,729)	5,534,805
Redemptions (note 3)	(327,365)	(132,474)	(97,870)	(53,610)	(350,469)	(554,505)	(525,860)	(99,291)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,887)	(1,573)	(181)	(210)	(458)	(1,322)	(4,063)	(490)
Adjustments to maintain reserves	(65)	(17)	1	(48)	(40)	(71)	(116)	(55)

Net equity transactions	(128,934)	1,251,165	508,549	1,329,526	1,586,154	(451,893)	(1,247,867)	5,926,783

Net change in contract owners’ equity	116,855	1,365,198	810,169	1,310,863	569,713	(920,849)	940,054	6,017,485
Contract owners’ equity beginning of period	1,516,565	151,367	1,709,693	398,830	992,882	1,913,731	6,141,389	123,904

Contract owners’ equity end of period	$1,633,420	1,516,565	2,519,862	1,709,693	1,562,595	992,882	7,081,443	6,141,389

CHANGES IN UNITS:
Beginning units	155,165	20,324	208,000	51,733	149,740	235,554	473,197	13,260
Units purchased	1,294,281	1,073,723	1,168,115	1,090,052	11,844,790	3,110,695	1,167,210	1,151,366
Units redeemed	(1,322,545)	(938,882)	(1,113,758)	(933,785)	(11,666,819)	(3,196,509)	(1,310,129)	(691,429)

Ending units	126,901	155,165	262,357	208,000	327,711	149,740	330,278	473,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROBL		PROCG		PROCS		PROEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(141,879)	(111,940)	(10,281)	(1,822)	(31,650)	(30,707)	(41,266)	(10,773)
Realized gain (loss) on investments	2,236,482	612,235	234,226	53,066	326,680	265,877	(82,581)	(156,313)
Change in unrealized gain (loss) on investments	(144,610)	169,391	64,045	2,586	280,122	27,142	(184,909)	402,508
Reinvested capital gains	88,396	-	-	-	4,356	10,071	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,038,389	669,686	287,990	53,830	579,508	272,383	(308,756)	235,422

Equity transactions:
Purchase payments received from contract owners (note 3)	1,165,839	3,264,278	1,046,563	493,042	914,024	569,462	591,053	279,410
Transfers between funds	(7,364,556)	5,518,652	(598,315)	65,135	2,616,546	(183,933)	(1,582,728)	1,894,833
Redemptions (note 3)	(1,677,684)	(835,299)	(72,162)	(121,569)	(88,677)	(114,637)	(396,252)	(338,581)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,017)	(6,499)	(24)	(2,469)	(238)	(794)	(2,967)	(1,710)
Adjustments to maintain reserves	(136)	(44)	(42)	(52)	(73)	(46)	(102)	(37)

Net equity transactions	(7,892,554)	7,941,088	376,020	434,087	3,441,582	270,052	(1,390,996)	1,833,915

Net change in contract owners’ equity	(5,854,165)	8,610,774	664,010	487,917	4,021,090	542,435	(1,699,752)	2,069,337
Contract owners’ equity beginning of period	16,287,866	7,677,092	737,174	249,257	1,087,057	544,622	5,280,262	3,210,925

Contract owners’ equity end of period	$10,433,701	16,287,866	1,401,184	737,174	5,108,147	1,087,057	3,580,510	5,280,262

CHANGES IN UNITS:
Beginning units	1,418,158	755,218	68,405	25,237	94,015	56,622	576,322	368,467
Units purchased	19,786,491	11,056,300	398,085	296,872	856,172	439,519	4,204,286	3,046,010
Units redeemed	(20,493,196)	(10,393,360)	(363,713)	(253,704)	(629,674)	(402,126)	(4,354,871)	(2,838,155)

Ending units	711,453	1,418,158	102,777	68,405	320,513	94,015	425,737	576,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROE30		PROFIN		PROHC		PROIND
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(19,432)	(1,165)	(18,198)	(8,728)	(45,468)	(21,274)	(38,176)	(17,968)
Realized gain (loss) on investments	315,069	48,660	127,715	29,924	698,137	193,607	531,348	98,028
Change in unrealized gain (loss) on investments	94,799	56,645	107,653	5,157	233,035	(7,643)	582,633	24,333
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	390,436	104,140	217,170	26,353	885,704	164,690	1,075,805	104,393

Equity transactions:
Purchase payments received from contract owners (note 3)	264,512	23,215	856,199	378,855	1,280,396	609,879	1,379,377	455,648
Transfers between funds	1,486,281	1,863,052	297,696	117,316	3,180,732	149,235	2,885,861	605,226
Redemptions (note 3)	(94,430)	(120,677)	(246,079)	(30,914)	(386,210)	(191,752)	(88,548)	(58,096)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(348)	(148)	-	(5)	(653)	(6,986)	(469)	(171)
Adjustments to maintain reserves	(54)	(21)	(35)	(48)	(119)	(46)	(74)	(69)

Net equity transactions	1,655,961	1,765,421	907,781	465,204	4,074,146	560,330	4,176,147	1,002,538

Net change in contract owners’ equity	2,046,397	1,869,561	1,124,951	491,557	4,959,850	725,020	5,251,952	1,106,931
Contract owners’ equity beginning of period	2,032,880	163,319	652,782	161,225	1,251,835	526,815	1,948,860	841,929

Contract owners’ equity end of period	$4,079,277	2,032,880	1,777,733	652,782	6,211,685	1,251,835	7,200,812	1,948,860

CHANGES IN UNITS:
Beginning units	185,175	17,266	64,514	19,538	113,070	54,929	196,512	96,626
Units purchased	1,156,497	808,426	1,018,139	814,650	1,705,053	1,178,325	1,251,397	645,085
Units redeemed	(1,027,537)	(640,517)	(947,501)	(769,674)	(1,410,688)	(1,120,184)	(915,424)	(545,199)

Ending units	314,135	185,175	135,152	64,514	407,435	113,070	532,485	196,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROINT		PRONET		PROJP		PRON
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(50,275)	(37,494)	(24,637)	(3,298)	(65,864)	(5,420)	(61,552)	(44,421)
Realized gain (loss) on investments	178,589	89,230	323,272	(22,132)	976,884	(6,573)	1,150,517	522,680
Change in unrealized gain (loss) on investments	37,134	254,332	211,946	7,757	114,740	49,427	187,545	(13,833)
Reinvested capital gains	199,907	-	88,106	25,296	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	365,355	306,068	598,687	7,623	1,025,760	37,434	1,276,510	464,426

Equity transactions:
Purchase payments received from contract owners (note 3)	390,965	68,630	389,139	55,415	643,070	22,810	668,634	436,803
Transfers between funds	1,054,856	1,014,821	1,893,411	389,134	1,109,289	1,043,859	4,254,644	1,606,544
Redemptions (note 3)	(459,010)	(441,442)	(130,639)	(20,229)	(262,767)	(32,935)	(575,102)	(369,947)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,628)	(5,527)	(102)	(143)	(2,265)	(95)	(1,815)	(2,664)
Adjustments to maintain reserves	(79)	(26)	(96)	(18)	(69)	(9)	(55)	(19)

Net equity transactions	983,104	636,456	2,151,713	424,159	1,487,258	1,033,630	4,346,306	1,670,717

Net change in contract owners’ equity	1,348,459	942,524	2,750,400	431,782	2,513,018	1,071,064	5,622,816	2,135,143
Contract owners’ equity beginning of period	3,347,319	2,404,795	514,948	83,166	1,317,530	246,466	4,763,244	2,628,101

Contract owners’ equity end of period	$4,695,778	3,347,319	3,265,348	514,948	3,830,548	1,317,530	10,386,060	4,763,244

CHANGES IN UNITS:
Beginning units	320,958	262,523	51,684	9,841	152,930	34,406	385,195	244,301
Units purchased	987,627	783,303	773,821	156,666	3,347,901	1,385,345	8,318,824	4,528,375
Units redeemed	(925,246)	(724,868)	(605,884)	(114,823)	(3,197,353)	(1,266,821)	(8,069,767)	(4,387,481)

Ending units	383,339	320,958	219,621	51,684	303,478	152,930	634,252	385,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROOG		PROPHR		PROPM		PRORE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(37,552)	(50,843)	8,911	(6,436)	(38,472)	(51,136)	(13,660)	24,769
Realized gain (loss) on investments	332,046	(44,779)	143,087	195,088	(1,401,346)	(709,683)	(19,451)	159,715
Change in unrealized gain (loss) on investments	273,605	(94,942)	100,994	(78,489)	283,161	21,393	(12,755)	(66,633)
Reinvested capital gains	146,333	227,858	97,347	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	714,432	37,294	350,339	110,163	(1,156,657)	(739,426)	(45,866)	117,851

Equity transactions:
Purchase payments received from contract owners (note 3)	526,833	427,823	440,389	351,596	701,190	219,902	1,089,830	452,693
Transfers between funds	(477,228)	17,090	1,462,502	(2,113,592)	316,085	404,107	(2,127,909)	2,490,374
Redemptions (note 3)	(269,327)	(207,713)	(189,938)	(220,166)	(524,934)	(219,704)	(233,778)	(191,609)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(911)	(779)	(642)	(898)	(285)	(710)	(85)	(3,727)
Adjustments to maintain reserves	(97)	(63)	(30)	(63)	(47)	(83)	(95)	(45)

Net equity transactions	(220,730)	236,358	1,712,281	(1,983,123)	492,009	403,512	(1,272,037)	2,747,686

Net change in contract owners’ equity	493,702	273,652	2,062,620	(1,872,960)	(664,648)	(335,914)	(1,317,903)	2,865,537
Contract owners’ equity beginning of period	3,516,237	3,242,585	1,085,763	2,958,723	2,862,803	3,198,717	3,286,004	420,467

Contract owners’ equity end of period	$4,009,939	3,516,237	3,148,383	1,085,763	2,198,155	2,862,803	1,968,101	3,286,004

CHANGES IN UNITS:
Beginning units	311,471	291,332	94,784	284,915	410,943	386,534	307,573	45,390
Units purchased	688,967	1,117,365	585,820	595,101	6,454,369	2,325,594	1,342,805	1,542,741
Units redeemed	(709,595)	(1,097,226)	(467,655)	(785,232)	(6,348,701)	(2,301,185)	(1,463,636)	(1,280,558)

Ending units	290,843	311,471	212,949	94,784	516,611	410,943	186,742	307,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PRORRO		PROSCN		PROSEM		PROSIN
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(32,416)	(20,580)	(2,759)	(3,833)	(10,282)	(11,029)	(17,090)	(12,090)
Realized gain (loss) on investments	225,740	(620,261)	92,588	(37,752)	(205,980)	(85,419)	(178,548)	(239,366)
Change in unrealized gain (loss) on investments	26,570	5,757	15,235	2,628	24,886	(42,487)	(1,835)	(7,577)
Reinvested capital gains	-	-	-	-	-	-	-	23,433

Net increase (decrease) in contract owners’ equity resulting from operations	219,894	(635,084)	105,064	(38,957)	(191,376)	(138,935)	(197,473)	(235,600)

Equity transactions:
Purchase payments received from contract owners (note 3)	297,959	112,379	35,757	19,117	64,895	65,229	72,604	86,806
Transfers between funds	1,462,141	1,294,307	69,850	3,762	(23,102)	779	287,988	(834,697)
Redemptions (note 3)	(527,238)	(414,042)	(23,830)	(3,045)	(76,436)	(229,810)	(37,074)	(8,824)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,277)	(1,169)	(226)	-	(2,999)	(81)	(529)	(3)
Adjustments to maintain reserves	(76)	(74)	(26)	(11)	(24)	(27)	(35)	(48)

Net equity transactions	1,231,509	991,401	81,525	19,823	(37,666)	(163,910)	322,954	(756,766)

Net change in contract owners’ equity	1,451,403	356,317	186,589	(19,134)	(229,042)	(302,845)	125,481	(992,366)
Contract owners’ equity beginning of period	864,364	508,047	110,521	129,655	491,393	794,238	390,351	1,382,717

Contract owners’ equity end of period	$2,315,767	864,364	297,110	110,521	262,351	491,393	515,832	390,351

CHANGES IN UNITS:
Beginning units	174,521	93,888	13,309	14,743	63,269	87,819	58,276	162,410
Units purchased	8,358,009	24,355,255	1,324,223	515,225	3,625,236	1,666,958	2,141,615	1,330,284
Units redeemed	(8,126,279)	(24,274,622)	(1,310,400)	(516,659)	(3,654,680)	(1,691,508)	(2,100,083)	(1,434,418)

Ending units	406,251	174,521	27,132	13,309	33,825	63,269	99,808	58,276

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROSN		PROTEC		PROTEL		PROGVP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(13,404)	(6,951)	(32,561)	(28,779)	6,379	(16,593)	(64,579)	(81,635)
Realized gain (loss) on investments	(348,186)	(114,118)	239,879	(2,279)	(142,268)	33,635	(1,098,956)	(757,266)
Change in unrealized gain (loss) on investments	(10,113)	4,001	274,000	(42,296)	115,045	(116,121)	(21,414)	(103,501)
Reinvested capital gains	-	-	-	-	25,407	-	303,700	814,658

Net increase (decrease) in contract owners’ equity resulting from operations	(371,703)	(117,068)	481,318	(73,354)	4,563	(99,079)	(881,249)	(127,744)

Equity transactions:
Purchase payments received from contract owners (note 3)	107,271	36,550	313,459	960,733	307,186	95,839	942,196	955,042
Transfers between funds	251,848	70,281	1,527,391	237,997	(3,861,170)	3,978,860	(74,585)	146,471
Redemptions (note 3)	(58,262)	(44,540)	(153,884)	(202,134)	(20,589)	(27,736)	(1,510,425)	(1,105,998)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(404)	-	(291)	(3,657)	-	(61)	(6,499)	(15,679)
Adjustments to maintain reserves	(38)	(8)	(63)	(29)	(48)	(11)	(12,925)	(1)

Net equity transactions	300,415	62,283	1,686,612	992,910	(3,574,621)	4,046,891	(662,238)	(20,165)

Net change in contract owners’ equity	(71,288)	(54,785)	2,167,930	919,556	(3,570,058)	3,947,812	(1,543,487)	(147,909)
Contract owners’ equity beginning of period	494,350	549,135	1,912,005	992,449	3,982,906	35,094	3,136,876	3,284,785

Contract owners’ equity end of period	$423,062	494,350	4,079,935	1,912,005	412,848	3,982,906	1,593,389	3,136,876

CHANGES IN UNITS:
Beginning units	81,510	72,310	190,108	107,196	363,734	3,690	211,249	221,028
Units purchased	5,500,183	2,277,332	1,076,832	666,561	676,318	906,817	8,613,376	13,913,136
Units redeemed	(5,480,800)	(2,268,132)	(937,029)	(583,649)	(1,005,752)	(546,773)	(8,688,864)	(13,922,915)

Ending units	100,893	81,510	329,911	190,108	34,300	363,734	135,761	211,249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROUN		PROUTL		RVMFU		RSRF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(30,974)	(35,796)	24,309	5,396	(47,472)	(78,594)	(97,504)	(114,140)
Realized gain (loss) on investments	1,331,361	915,657	108,802	18,465	(463,482)	(690,753)	156,783	56,517
Change in unrealized gain (loss) on investments	(14,280)	93,257	(540)	(44,313)	533,137	24,110	966,197	331,994
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,286,107	973,118	132,571	(20,452)	22,183	(745,237)	1,025,476	274,371

Equity transactions:
Purchase payments received from contract owners (note 3)	514,896	130,634	376,803	602,500	630,088	330,497	1,074,499	221,618
Transfers between funds	5,377,652	(1,182,977)	(666,351)	(227,755)	(303,464)	(2,565,281)	(423,993)	(839,753)
Redemptions (note 3)	(468,473)	(353,380)	(240,174)	(278,400)	(661,957)	(494,199)	(890,512)	(983,714)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,465)	(3,930)	(688)	(4,904)	(10,493)	(11,884)	(4,708)	(5,021)
Adjustments to maintain reserves	(172)	(37)	(82)	(110)	(137)	(118)	(128)	(129)

Net equity transactions	5,422,438	(1,409,690)	(530,492)	91,331	(345,963)	(2,740,985)	(244,842)	(1,606,999)

Net change in contract owners’ equity	6,708,545	(436,572)	(397,921)	70,879	(323,780)	(3,486,222)	780,634	(1,332,628)
Contract owners’ equity beginning of period	1,354,071	1,790,643	1,734,505	1,663,626	3,479,836	6,966,058	7,197,791	8,530,419

Contract owners’ equity end of period	$8,062,616	1,354,071	1,336,584	1,734,505	3,156,056	3,479,836	7,978,425	7,197,791

CHANGES IN UNITS:
Beginning units	92,860	161,850	163,570	154,187	506,656	884,949	594,453	738,378
Units purchased	3,324,377	2,272,077	991,129	1,145,337	276,884	224,495	189,781	194,296
Units redeemed	(3,104,529)	(2,341,067)	(1,041,996)	(1,135,954)	(329,059)	(602,788)	(219,519)	(338,221)

Ending units	312,708	92,860	112,703	163,570	454,481	506,656	564,715	594,453

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVAMR		RBKF		RBMF		RVBER
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(176,530)	(168,349)	(21,861)	(33,282)	(42,525)	(90,408)	(1,516)	(32,671)
Realized gain (loss) on investments	659,201	522,602	337,442	64,862	(508,850)	(243,480)	447,195	264,481
Change in unrealized gain (loss) on investments	1,861,640	258,876	(50,235)	94,332	58,743	318,783	607,293	524,361
Reinvested capital gains	-	606,242	186,293	4,048	244,947	594,172	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,344,311	1,219,371	451,639	129,960	(247,685)	579,067	1,052,972	756,171

Equity transactions:
Purchase payments received from contract owners (note 3)	886,918	528,784	297,772	40,411	291,453	120,823	536,013	460,274
Transfers between funds	2,222,784	(127,759)	(2,553,706)	2,961,455	(1,405,632)	690,371	(911,078)	(136,847)
Redemptions (note 3)	(1,509,162)	(2,338,022)	(267,595)	(277,827)	(744,388)	(997,931)	(796,177)	(1,257,245)
Annuity benefits	-	-	-	-	-	(2,072)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,763)	(47,898)	(408)	(2,914)	(1,241)	(4,887)	(4,316)	(19,240)
Adjustments to maintain reserves	(97)	(101)	(329)	(329)	(178)	(113)	(39)	(126)

Net equity transactions	1,587,680	(1,984,996)	(2,524,266)	2,720,796	(1,859,986)	(193,809)	(1,175,597)	(953,184)

Net change in contract owners’ equity	3,931,991	(765,625)	(2,072,627)	2,850,756	(2,107,671)	385,258	(122,625)	(197,013)
Contract owners’ equity beginning of period	10,631,772	11,397,397	3,684,231	833,475	7,003,662	6,618,404	7,703,594	7,900,607

Contract owners’ equity end of period	$14,563,763	10,631,772	1,611,604	3,684,231	4,895,991	7,003,662	7,580,969	7,703,594

CHANGES IN UNITS:
Beginning units	1,064,254	1,278,798	584,843	158,278	317,742	329,769	803,979	912,603
Units purchased	553,599	199,005	3,744,058	4,274,095	1,313,171	2,241,873	294,695	205,721
Units redeemed	(419,060)	(413,549)	(4,131,978)	(3,847,530)	(1,412,085)	(2,253,900)	(421,219)	(314,345)

Ending units	1,198,793	1,064,254	196,923	584,843	218,828	317,742	677,455	803,979

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RBF		RVCLR		RVCMD		RCPF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(125,599)	(116,256)	(3,973)	(3,690)	(52,691)	(75,755)	(21,306)	(17,451)
Realized gain (loss) on investments	2,656,261	2,463,292	645,935	89,535	(78,601)	(787,163)	1,584,161	874,518
Change in unrealized gain (loss) on investments	523,250	(328,593)	150,597	893,785	(66,206)	668,322	267,878	(250,728)
Reinvested capital gains	-	-	323,037	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,053,912	2,018,443	1,115,596	979,630	(197,498)	(194,596)	1,830,733	606,339

Equity transactions:
Purchase payments received from contract owners (note 3)	1,000,339	357,031	458,121	869,713	320,599	141,147	931,605	415,213
Transfers between funds	(94,062)	(335,284)	858,328	4,617,043	(817,117)	(695,513)	(1,447,914)	(575,063)
Redemptions (note 3)	(1,078,525)	(1,091,039)	(1,423,045)	(1,973,778)	(679,136)	(532,672)	(1,112,464)	(1,332,294)
Annuity benefits	-	-	-	-	-	-	-	(2,250)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,371)	(37,297)	(14,772)	(8,647)	(4,282)	(5,035)	(2,902)	(11,700)
Adjustments to maintain reserves	(158)	(85)	(100)	(89)	(155)	(142)	(142)	(220)

Net equity transactions	(175,777)	(1,106,674)	(121,468)	3,504,242	(1,180,091)	(1,092,215)	(1,631,817)	(1,506,314)

Net change in contract owners’ equity	2,878,135	911,769	994,128	4,483,872	(1,377,589)	(1,286,811)	198,916	(899,975)
Contract owners’ equity beginning of period	6,648,173	5,736,404	14,164,565	9,680,693	4,541,338	5,828,149	7,652,079	8,552,054

Contract owners’ equity end of period	$9,526,308	6,648,173	15,158,693	14,164,565	3,163,749	4,541,338	7,850,995	7,652,079

CHANGES IN UNITS:
Beginning units	442,089	511,648	1,398,310	1,041,864	929,892	1,163,910	382,444	453,809
Units purchased	2,343,677	3,451,050	633,144	903,168	1,341,285	2,075,578	1,766,043	3,003,789
Units redeemed	(2,373,024)	(3,520,609)	(653,814)	(546,722)	(1,591,243)	(2,309,596)	(1,835,793)	(3,075,154)

Ending units	412,742	442,089	1,377,640	1,398,310	679,934	929,892	312,694	382,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVLDD		RELF		RENF		RESF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(139,986)	(88,747)	(22,605)	(31,067)	(102,845)	(138,371)	(95,266)	(112,425)
Realized gain (loss) on investments	3,438,553	1,542,677	580,935	(40,927)	857,325	(653,883)	931,288	(1,510,902)
Change in unrealized gain (loss) on investments	916,252	(370,097)	14,646	82,670	748,448	(613,203)	157,143	185,538
Reinvested capital gains	-	-	-	-	119,075	1,340,447	283,573	1,109,925

Net increase (decrease) in contract owners’ equity resulting from operations	4,214,819	1,083,833	572,976	10,676	1,622,003	(65,010)	1,276,738	(327,864)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,540,488	190,969	13,158	31,413	665,203	735,046	473,763	420,240
Transfers between funds	3,279,037	(3,929,402)	(331,459)	551,415	(1,703,661)	(259,396)	988,302	(1,620,392)
Redemptions (note 3)	(806,527)	(641,965)	(170,334)	(424,297)	(834,404)	(1,329,823)	(803,902)	(803,667)
Annuity benefits	-	-	-	-	(176)	(3,707)	(170)	(3,510)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,576)	(2,516)	(441)	(2,746)	(2,074)	(8,517)	(915)	(6,621)
Adjustments to maintain reserves	(141)	(121)	(96)	(77)	(2,680)	(2,341)	(83)	(121)

Net equity transactions	4,003,281	(4,383,035)	(489,172)	155,708	(1,877,792)	(868,738)	656,995	(2,014,071)

Net change in contract owners’ equity	8,218,100	(3,299,202)	83,804	166,384	(255,789)	(933,748)	1,933,733	(2,341,935)
Contract owners’ equity beginning of period	6,909,061	10,208,263	2,056,409	1,890,025	8,389,315	9,323,063	5,829,130	8,171,065

Contract owners’ equity end of period	$15,127,161	6,909,061	2,140,213	2,056,409	8,133,526	8,389,315	7,762,863	5,829,130

CHANGES IN UNITS:
Beginning units	633,796	1,088,961	298,819	274,559	384,516	431,951	241,614	331,307
Units purchased	6,669,569	5,940,169	2,681,931	4,267,896	1,275,463	2,110,919	1,340,358	2,105,823
Units redeemed	(6,442,536)	(6,395,334)	(2,746,548)	(4,243,636)	(1,353,325)	(2,158,354)	(1,320,616)	(2,195,516)

Ending units	860,829	633,796	234,202	298,819	306,654	384,516	261,356	241,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RLCE		RFSF		RUGB		RHCF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(49,149)	(1,778)	(53,307)	(43,928)	(94,033)	(152,055)	(131,972)	(100,981)
Realized gain (loss) on investments	629,819	98,316	1,196,595	561,275	(10,076,113)	(2,234,251)	2,474,699	1,205,772
Change in unrealized gain (loss) on investments	(60,307)	222,067	34,793	45,296	(181,154)	(632,864)	1,029,362	(177,149)
Reinvested capital gains	-	-	-	-	1,193,928	3,173,985	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	520,363	318,605	1,178,081	562,643	(9,157,372)	154,815	3,372,089	927,642

Equity transactions:
Purchase payments received from contract owners (note 3)	152,577	215,290	957,305	210,630	1,103,657	1,019,942	2,145,392	258,755
Transfers between funds	110,647	4,803,612	(914,871)	1,144,010	5,476,848	(7,778,426)	2,029,515	851,616
Redemptions (note 3)	(449,669)	(427,332)	(463,969)	(507,588)	(3,157,965)	(2,415,755)	(1,304,172)	(997,965)
Annuity benefits	(81)	(871)	-	-	-	-	-	(1,629)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,277)	(5,630)	(1,403)	(2,161)	(11,234)	(46,229)	(3,075)	(8,262)
Adjustments to maintain reserves	(142)	(107)	(125)	(122)	4,934	(14,674)	(2,034)	(1,529)

Net equity transactions	(188,945)	4,584,962	(423,063)	844,769	3,416,240	(9,235,142)	2,865,626	100,986

Net change in contract owners’ equity	331,418	4,903,567	755,018	1,407,412	(5,741,132)	(9,080,327)	6,237,715	1,028,628
Contract owners’ equity beginning of period	6,751,832	1,848,265	4,530,810	3,123,398	10,996,570	20,076,897	7,268,184	6,239,556

Contract owners’ equity end of period	$7,083,250	6,751,832	5,285,828	4,530,810	5,255,438	10,996,570	13,505,899	7,268,184

CHANGES IN UNITS:
Beginning units	724,600	226,240	545,150	450,938	587,510	1,104,597	528,331	520,632
Units purchased	2,552,703	3,373,530	2,646,245	2,627,426	29,281,459	17,131,719	2,782,064	3,688,786
Units redeemed	(2,678,776)	(2,875,170)	(2,685,457)	(2,533,214)	(29,519,288)	(17,648,806)	(2,607,405)	(3,681,087)

Ending units	598,527	724,600	505,938	545,150	349,681	587,510	702,990	528,331

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RINF		RVIDD		RJNF		RVIMC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(69,123)	(52,468)	(51,467)	(68,875)	(95,905)	(70,493)	(14,202)	(14,829)
Realized gain (loss) on investments	867,754	(91,390)	(1,769,502)	(1,688,930)	158,167	(323,003)	(244,138)	(297,407)
Change in unrealized gain (loss) on investments	904,614	(270,390)	(153,594)	198,808	113,156	15,114	(17,759)	75,882
Reinvested capital gains	144,734	888,795	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,847,979	474,547	(1,974,563)	(1,558,997)	175,418	(378,382)	(276,099)	(236,354)

Equity transactions:
Purchase payments received from contract owners (note 3)	389,319	92,022	1,143,326	231,364	349,407	105,115	89,924	160,227
Transfers between funds	3,110,455	48,225	988,958	1,436,101	10,609,672	1,359,581	436,271	(201,985)
Redemptions (note 3)	(455,502)	(650,390)	(1,758,285)	(237,564)	(1,954,911)	(715,426)	(87,953)	(63,555)
Annuity benefits	(144)	(3,319)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,087)	(3,352)	(5,348)	(3,204)	(3,357)	(5,024)	(121)	(789)
Adjustments to maintain reserves	(170)	(89)	(536)	(77)	(1,338)	(1,079)	(305)	(40)

Net equity transactions	3,042,871	(516,903)	368,115	1,426,620	8,999,473	743,167	437,816	(106,142)

Net change in contract owners’ equity	4,890,850	(42,356)	(1,606,448)	(132,377)	9,174,891	364,785	161,717	(342,496)
Contract owners’ equity beginning of period	3,319,599	3,361,955	3,259,130	3,391,507	3,218,671	2,853,886	532,489	874,985

Contract owners’ equity end of period	$8,210,449	3,319,599	1,652,682	3,259,130	12,393,562	3,218,671	694,206	532,489

CHANGES IN UNITS:
Beginning units	185,142	221,146	1,663,040	1,321,652	869,975	734,014	163,777	212,941
Units purchased	976,799	671,948	84,767,169	41,193,354	76,606,273	35,743,792	4,191,920	2,486,989
Units redeemed	(851,250)	(707,952)	(84,889,715)	(40,851,966)	(74,610,037)	(35,607,831)	(4,056,885)	(2,536,153)

Ending units	310,691	185,142	1,540,494	1,663,040	2,866,211	869,975	298,812	163,777

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RAF		RVISC		RUF		RLCJ
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(20,299)	(32,041)	(25,452)	(35,146)	(62,514)	(151,540)	(37,709)	(16,097)
Realized gain (loss) on investments	(502,351)	(342,464)	(685,042)	(610,580)	(1,514,696)	(1,133,954)	648,771	105,468
Change in unrealized gain (loss) on investments	(2,299)	15,792	15,531	(4,653)	31,871	(9,332)	49,475	(6,499)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(524,949)	(358,713)	(694,963)	(650,379)	(1,545,339)	(1,294,826)	660,537	82,872

Equity transactions:
Purchase payments received from contract owners (note 3)	97,328	222,071	152,875	160,972	296,522	307,717	575,313	22,980
Transfers between funds	(946,975)	956,542	942,506	(667,314)	(45,657)	210,318	(304,628)	1,170,055
Redemptions (note 3)	(591,460)	(367,365)	(181,762)	(310,878)	(732,548)	(729,060)	(562,936)	(60,112)
Annuity benefits	-	-	-	-	-	-	(80)	(872)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,284)	(2,080)	(1,081)	(501)	(4,356)	(2,341)	(827)	(146)
Adjustments to maintain reserves	(44)	(40)	(1,250)	(58)	(88)	(58)	(124)	(66)

Net equity transactions	(1,442,435)	809,128	911,288	(817,779)	(486,127)	(213,424)	(293,282)	1,131,839

Net change in contract owners’ equity	(1,967,384)	450,415	216,325	(1,468,158)	(2,031,466)	(1,508,250)	367,255	1,214,711
Contract owners’ equity beginning of period	2,556,769	2,106,354	1,111,165	2,579,323	4,048,971	5,557,221	2,124,802	910,091

Contract owners’ equity end of period	$589,385	2,556,769	1,327,490	1,111,165	2,017,505	4,048,971	2,492,057	2,124,802

CHANGES IN UNITS:
Beginning units	1,229,953	846,407	353,496	669,629	1,072,355	1,195,966	246,456	124,422
Units purchased	23,608,721	29,976,629	35,271,159	37,108,013	26,602,273	29,888,496	3,123,192	2,217,292
Units redeemed	(24,439,534)	(29,593,083)	(35,021,521)	(37,424,146)	(26,937,418)	(30,012,107)	(3,194,558)	(2,095,258)

Ending units	399,140	1,229,953	603,134	353,496	737,210	1,072,355	175,090	246,456

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RLF		RMED		RVARS		RVF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(43,910)	(81,540)	(74,433)	(60,191)	(100,772)	(52,757)	(146,187)	(116,093)
Realized gain (loss) on investments	1,385,348	683,205	1,653,950	866,733	190,507	382,151	3,683,148	3,123,538
Change in unrealized gain (loss) on investments	477,732	321,983	139,312	123,520	(75,720)	(282,372)	1,362,512	(102,846)
Reinvested capital gains	-	-	-	-	-	-	1,814,037	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,819,170	923,648	1,718,829	930,062	14,015	47,022	6,713,510	2,904,599

Equity transactions:
Purchase payments received from contract owners (note 3)	645,727	84,642	989,306	377,969	891,040	314,686	396,305	600,807
Transfers between funds	(1,414,161)	998,324	(3,206,469)	1,536,355	(356,877)	3,252,480	9,099,774	(1,090,911)
Redemptions (note 3)	(1,302,590)	(978,838)	(1,057,781)	(738,379)	(1,470,776)	(1,554,458)	(1,401,084)	(1,475,022)
Annuity benefits	-	(1,822)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,603)	(9,851)	(5,998)	(22,599)	(5,802)	(4,395)	(6,174)	(2,657)
Adjustments to maintain reserves	(220)	(147)	740	(75)	(118)	(214)	(172)	(132)

Net equity transactions	(2,074,847)	92,308	(3,280,202)	1,153,271	(942,533)	2,008,099	8,088,649	(1,967,915)

Net change in contract owners’ equity	(255,677)	1,015,956	(1,561,373)	2,083,333	(928,518)	2,055,121	14,802,159	936,684
Contract owners’ equity beginning of period	5,168,194	4,152,238	6,437,591	4,354,258	7,991,268	5,936,147	5,970,633	5,033,949

Contract owners’ equity end of period	$4,912,517	5,168,194	4,876,218	6,437,591	7,062,750	7,991,268	20,772,792	5,970,633

CHANGES IN UNITS:
Beginning units	283,744	271,172	321,813	265,722	901,230	676,240	458,586	514,544
Units purchased	255,359	482,966	1,607,831	1,827,887	575,846	675,742	7,499,559	10,124,844
Units redeemed	(347,405)	(470,394)	(1,747,675)	(1,771,796)	(682,592)	(450,752)	(7,021,744)	(10,180,802)

Ending units	191,698	283,744	181,969	321,813	794,484	901,230	936,401	458,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ROF		RNF		RPMF		RREF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(130,828)	(137,980)	(153,860)	(145,623)	(61,194)	(347,779)	62,932	(38,088)
Realized gain (loss) on investments	2,877,102	1,349,474	4,857,923	2,804,804	(10,909,563)	(4,700,390)	600,129	1,874,584
Change in unrealized gain (loss) on investments	761,861	53,040	(266,949)	93,362	1,267,214	774,314	(371,515)	(69,933)
Reinvested capital gains	-	-	-	-	-	2,165,845	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,508,135	1,264,534	4,437,114	2,752,543	(9,703,543)	(2,108,010)	291,546	1,766,563

Equity transactions:
Purchase payments received from contract owners (note 3)	1,672,701	321,523	340,569	746,837	876,867	1,761,234	760,946	573,109
Transfers between funds	8,071,763	649,324	16,138,769	(1,114,093)	200,665	(359,795)	(4,632,116)	3,320,863
Redemptions (note 3)	(1,409,589)	(1,374,349)	(1,787,536)	(2,585,078)	(1,512,209)	(3,982,309)	(1,467,629)	(1,535,596)
Annuity benefits	-	-	-	-	(139)	(3,286)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,392)	(5,070)	(3,844)	(16,914)	(7,604)	(13,341)	(5,130)	(8,195)
Adjustments to maintain reserves	(170)	(179)	(129)	(93)	(826)	(2,010)	(178)	(230)

Net equity transactions	8,331,313	(408,751)	14,687,829	(2,969,341)	(443,246)	(2,599,507)	(5,344,107)	2,349,951

Net change in contract owners’ equity	11,839,448	855,783	19,124,943	(216,798)	(10,146,789)	(4,707,517)	(5,052,561)	4,116,514
Contract owners’ equity beginning of period	7,425,414	6,569,631	9,379,489	9,596,287	19,680,043	24,387,560	12,388,116	8,271,602

Contract owners’ equity end of period	$19,264,862	7,425,414	28,504,432	9,379,489	9,533,254	19,680,043	7,335,555	12,388,116

CHANGES IN UNITS:
Beginning units	436,120	435,810	841,905	1,040,432	885,640	1,056,256	680,026	526,180
Units purchased	5,273,797	7,644,858	16,470,441	11,233,884	3,287,772	4,193,512	2,495,174	4,429,243
Units redeemed	(4,821,922)	(7,644,548)	(15,410,294)	(11,432,411)	(3,321,681)	(4,364,128)	(2,783,940)	(4,275,397)

Ending units	887,995	436,120	1,902,052	841,905	851,731	885,640	391,260	680,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RRF		RMEK		RTF		RVLCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(50,348)	(76,191)	(92,440)	(67,056)	(166,574)	(132,312)	(450,880)	(285,161)
Realized gain (loss) on investments	798,708	1,006,366	2,501,384	665,926	5,084,346	2,381,491	6,154,278	1,765,732
Change in unrealized gain (loss) on investments	(119,375)	33,936	246,587	72,076	1,081,013	(298,383)	3,284,925	298,449
Reinvested capital gains	414,916	-	-	-	-	-	-	145,095

Net increase (decrease) in contract owners’ equity resulting from operations	1,043,901	964,111	2,655,531	670,946	5,998,785	1,950,796	8,988,323	1,924,115

Equity transactions:
Purchase payments received from contract owners (note 3)	68,371	174,367	734,332	270,837	1,839,924	4,272,507	3,072,431	996,684
Transfers between funds	964,277	(4,393,207)	(720,198)	(75,596)	3,502,207	(9,918,490)	13,121,863	2,114,805
Redemptions (note 3)	(357,643)	(728,395)	(1,178,381)	(721,926)	(933,621)	(1,159,724)	(3,056,092)	(2,322,044)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(601)	(7,392)	(5,894)	(7,107)	(2,183)	(6,026)	(12,732)	(3,753)
Adjustments to maintain reserves	(96)	(132)	(1,103)	(944)	(136)	(208)	(112)	(177)

Net equity transactions	674,308	(4,954,759)	(1,171,244)	(534,736)	4,406,191	(6,811,941)	13,125,358	785,515

Net change in contract owners’ equity	1,718,209	(3,990,648)	1,484,287	136,210	10,404,976	(4,861,145)	22,113,681	2,709,630
Contract owners’ equity beginning of period	2,891,298	6,881,946	4,509,583	4,373,373	5,226,163	10,087,308	18,360,948	15,651,318

Contract owners’ equity end of period	$4,609,507	2,891,298	5,993,870	4,509,583	15,631,139	5,226,163	40,474,629	18,360,948

CHANGES IN UNITS:
Beginning units	162,131	449,160	279,441	336,537	582,339	1,396,743	1,437,364	1,364,526
Units purchased	1,556,340	2,555,282	5,352,149	4,753,302	10,185,263	16,753,430	5,020,496	5,206,953
Units redeemed	(1,525,697)	(2,842,311)	(5,378,849)	(4,810,398)	(9,752,678)	(17,567,834)	(4,170,416)	(5,134,115)

Ending units	192,774	162,131	252,741	279,441	1,014,924	582,339	2,287,444	1,437,364

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVLCV		RVMCG		RVMCV		RVSCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(401,183)	(122,490)	(390,580)	(193,883)	(214,369)	(126,914)	(304,450)	(120,242)
Realized gain (loss) on investments	4,936,907	1,597,264	1,172,344	26,622	2,920,051	1,594,962	3,607,947	408,495
Change in unrealized gain (loss) on investments	2,931,792	461,345	2,615,495	(1,321,397)	235,438	254,127	1,418,422	(8,401)
Reinvested capital gains	-	-	2,460,732	2,864,688	-	-	1,443,441	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,467,516	1,936,119	5,857,991	1,376,030	2,941,120	1,722,175	6,165,360	279,852

Equity transactions:
Purchase payments received from contract owners (note 3)	6,062,149	1,038,328	2,477,288	375,306	1,130,825	535,096	2,334,962	494,866
Transfers between funds	19,590,203	(2,686,977)	12,059,764	6,906,534	11,555,166	(10,794,819)	10,759,511	4,476,380
Redemptions (note 3)	(3,194,433)	(1,687,183)	(3,022,106)	(1,235,638)	(1,550,798)	(1,124,856)	(2,215,162)	(862,193)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,356)	(4,421)	(6,076)	(7,288)	(4,051)	(1,898)	(3,414)	(2,553)
Adjustments to maintain reserves	(161)	(167)	(149)	(159)	(146)	(133)	(139)	(41)

Net equity transactions	22,446,402	(3,340,420)	11,508,721	6,038,755	11,130,996	(11,386,610)	10,875,758	4,106,459

Net change in contract owners’ equity	29,913,918	(1,404,301)	17,366,712	7,414,785	14,072,116	(9,664,435)	17,041,118	4,386,311
Contract owners’ equity beginning of period	13,120,094	14,524,395	18,018,082	10,603,297	6,630,169	16,294,604	12,741,235	8,354,924

Contract owners’ equity end of period	$43,034,012	13,120,094	35,384,794	18,018,082	20,702,285	6,630,169	29,782,353	12,741,235

CHANGES IN UNITS:
Beginning units	1,057,510	1,398,503	995,696	670,396	483,777	1,362,882	870,994	620,483
Units purchased	6,909,502	5,404,523	5,313,584	1,699,194	7,008,245	1,878,327	4,687,229	2,449,222
Units redeemed	(5,549,824)	(5,745,516)	(4,812,654)	(1,373,894)	(6,364,383)	(2,757,432)	(4,061,505)	(2,198,711)

Ending units	2,417,188	1,057,510	1,496,626	995,696	1,127,639	483,777	1,496,718	870,994

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVSCV		RVSDL		RTEC		RTEL
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(106,372)	(67,191)	(16,687)	(40,522)	(69,183)	(77,048)	9,298	3,606
Realized gain (loss) on investments	1,956,823	393,119	(138,329)	(326,556)	751,386	(157,172)	103,880	(120,888)
Change in unrealized gain (loss) on investments	1,241,525	8,625	45,008	(79,833)	716,074	(221,508)	52,697	(14,616)
Reinvested capital gains	-	-	-	-	-	893,636	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,091,976	334,553	(110,008)	(446,911)	1,398,277	437,908	165,875	(131,898)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,907,425	614,537	41,308	76,829	674,612	320,794	87,656	17,787
Transfers between funds	4,003,016	209,702	(2,192,486)	1,023,057	10,646	44,047	(17,225)	(891,647)
Redemptions (note 3)	(1,101,631)	(691,160)	(131,943)	(282,922)	(514,896)	(621,701)	(116,114)	(163,120)
Annuity benefits	-	-	-	-	-	-	-	(1,251)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,344)	(2,330)	(2,883)	(4,573)	(1,311)	(2,606)	(1,197)	(335)
Adjustments to maintain reserves	(95)	(159)	(71)	(106)	(125)	(156)	(26)	(84)

Net equity transactions	4,804,371	130,590	(2,286,075)	812,285	168,926	(259,622)	(46,906)	(1,038,650)

Net change in contract owners’ equity	7,896,347	465,143	(2,396,083)	365,374	1,567,203	178,286	118,969	(1,170,548)
Contract owners’ equity beginning of period	6,290,002	5,824,859	3,204,951	2,839,577	4,670,093	4,491,807	923,565	2,094,113

Contract owners’ equity end of period	$14,186,349	6,290,002	808,868	3,204,951	6,237,296	4,670,093	1,042,534	923,565

CHANGES IN UNITS:
Beginning units	498,760	541,995	567,154	465,951	354,947	376,999	119,021	281,388
Units purchased	2,641,764	1,833,515	2,755,463	6,797,120	1,708,792	2,083,208	3,820,047	4,840,151
Units redeemed	(2,328,122)	(1,876,750)	(3,172,133)	(6,695,917)	(1,701,368)	(2,105,260)	(3,821,569)	(5,002,518)

Ending units	812,402	498,760	150,484	567,154	362,371	354,947	117,499	119,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RTRF		RUTL		RVWDL		GVFRB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(105,857)	(54,132)	91,229	62,310	(7,580)	(11,293)	(32,883)	-
Realized gain (loss) on investments	2,256,698	254,235	430,793	176,988	(39,910)	(68,363)	43,993	-
Change in unrealized gain (loss) on investments	467,263	273,970	35,374	(353,517)	407	52,337	67,360	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,618,104	474,073	557,396	(114,219)	(47,083)	(27,319)	78,470	-

Equity transactions:
Purchase payments received from contract owners (note 3)	450,479	47,547	351,691	317,102	(4,544)	68,997	509,650	-
Transfers between funds	3,238,904	807,450	(1,832,991)	(3,353,336)	(35,158)	3,797	4,072,036	-
Redemptions (note 3)	(883,512)	(594,155)	(609,781)	(726,592)	(91,399)	(64,356)	(153,963)	-
Annuity benefits	(175)	(1,899)	-	(2,127)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,159)	(2,122)	(2,374)	(4,730)	(1,465)	(520)	(3,223)	-
Adjustments to maintain reserves	(116)	(99)	(70)	(150)	(111)	(27)	(53)	-

Net equity transactions	2,802,421	256,722	(2,093,525)	(3,769,833)	(132,677)	7,891	4,424,447	-

Net change in contract owners’ equity	5,420,525	730,795	(1,536,129)	(3,884,052)	(179,760)	(19,428)	4,502,917	-
Contract owners’ equity beginning of period	4,292,452	3,561,657	5,772,558	9,656,610	803,071	822,499	-	-

Contract owners’ equity end of period	$9,712,977	4,292,452	4,236,429	5,772,558	623,311	803,071	4,502,917	-

CHANGES IN UNITS:
Beginning units	266,492	254,532	479,076	801,459	77,859	79,878	-	-
Units purchased	1,848,015	1,879,725	4,058,300	5,281,530	902,283	617,626	862,369	-
Units redeemed	(1,703,611)	(1,867,765)	(4,222,097)	(5,603,913)	(916,842)	(619,645)	(418,848)	-

Ending units	410,896	266,492	315,279	479,076	63,300	77,859	443,521	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GSBLMO		VWHA		VWAR		WRASP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(28)	-	(29,575)	(11,433)	(32,041)	(32,150)	(61,134)	(72,806)
Realized gain (loss) on investments	-	-	1,814	(152,753)	6,702	(720)	2,467,510	848,967
Change in unrealized gain (loss) on investments	105	-	229,262	122,484	64,314	25,628	2,588,277	2,530,212
Reinvested capital gains	-	-	42,986	66,712	16,118	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77	-	244,487	25,010	55,093	(7,242)	4,994,653	3,306,373

Equity transactions:
Purchase payments received from contract owners (note 3)	9,212	-	1,159,568	761,688	326,983	734,112	4,986,445	1,351,524
Transfers between funds	14,432	-	516,879	750,343	(1,397,685)	29,478	(15,452)	3,212,199
Redemptions (note 3)	-	-	(148,709)	(48,508)	(78,907)	(3,809)	(2,942,018)	(3,551,370)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,195)	(625)	(793)	-	(7,430)	(28,504)
Adjustments to maintain reserves	(3)	-	(95)	(50)	(33)	(44)	(200)	(122)

Net equity transactions	23,641	-	1,526,448	1,462,848	(1,150,435)	759,737	2,021,345	983,727

Net change in contract owners’ equity	23,718	-	1,770,935	1,487,858	(1,095,342)	752,495	7,015,998	4,290,100
Contract owners’ equity beginning of period	-	-	2,159,544	671,686	2,760,934	2,008,439	23,773,000	19,482,900

Contract owners’ equity end of period	$23,718	-	3,930,479	2,159,544	1,665,592	2,760,934	30,788,998	23,773,000

CHANGES IN UNITS:
Beginning units	-	-	276,250	86,604	287,520	208,859	2,119,340	2,026,378
Units purchased	2,358	-	325,252	292,387	60,622	107,267	2,617,498	1,978,352
Units redeemed	-	-	(140,322)	(102,741)	(180,129)	(28,606)	(2,517,505)	(1,885,390)

Ending units	2,358	-	461,180	276,250	168,013	287,520	2,219,333	2,119,340

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVASA		RVAAS		RVACS		RVAMS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	24,692	(1,746)	(4,011)	20,736	12,827	(4,630)	6,641
Realized gain (loss) on investments	-	(160,531)	62,397	(5,043)	151,787	10,083	375,116	74,039
Change in unrealized gain (loss) on investments	-	82,292	3,317	41,306	(81,771)	143,834	(83,431)	275,427
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(53,547)	63,968	32,252	90,752	166,744	287,055	356,107

Equity transactions:
Purchase payments received from contract owners (note 3)	-	105,129	506,983	10,321	62,774	289,769	259,687	129,721
Transfers between funds	-	(3,298,631)	(1,075,692)	68,257	(2,936,306)	1,070,206	(4,218,685)	(131,080)
Redemptions (note 3)	-	(62,470)	(52,292)	(124,314)	(116,786)	(529,686)	(347,280)	(524,032)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(829)	-	(1,525)	(1)	(3,705)	(1,602)	(135)
Adjustments to maintain reserves	-	(29)	(21)	(25)	(24)	(44)	(50)	(22)

Net equity transactions	-	(3,256,830)	(621,022)	(47,286)	(2,990,343)	826,540	(4,307,930)	(525,548)

Net change in contract owners’ equity	-	(3,310,377)	(557,054)	(15,034)	(2,899,591)	993,284	(4,020,875)	(169,441)
Contract owners’ equity beginning of period	-	3,310,377	557,054	572,088	2,899,591	1,906,307	4,020,875	4,190,316

Contract owners’ equity end of period	$-	-	-	557,054	-	2,899,591	-	4,020,875

CHANGES IN UNITS:
Beginning units	-	360,426	51,471	58,543	274,533	192,189	381,412	431,152
Units purchased	-	138,330	51,609	78,256	37,556	317,582	41,218	113,728
Units redeemed	-	(498,756)	(103,080)	(85,328)	(312,089)	(235,238)	(422,630)	(163,468)

Ending units	-	-	-	51,471	-	274,533	-	381,412

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVDFA		RVDSR		SBTRP		SBIEP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(108,734)	(213,266)	(133,480)	(272,952)	-	(33)	-	(245)
Realized gain (loss) on investments	1,131,888	(58,064)	2,701,315	523,666	-	(3,310)	-	(35,033)
Change in unrealized gain (loss) on investments	448,399	448,000	(649,204)	226,570	-	5,052	-	40,356
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,471,553	176,670	1,918,631	477,284	-	1,709	-	5,078

Equity transactions:
Purchase payments received from contract owners (note 3)	584,239	431,574	333,961	776,326	-	-	-	(1)
Transfers between funds	(11,433,298)	(2,481,074)	(14,827,153)	(3,782,526)	-	-	-	(61,580)
Redemptions (note 3)	(1,056,067)	(3,584,465)	(1,541,464)	(6,223,893)	-	(34,739)	-	(29,993)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	(10)
Contingent deferred sales charges (note 2)	(8,085)	(5,495)	(11,701)	(11,900)	-	-	-	-
Adjustments to maintain reserves	(98)	(121)	(91)	(133)	-	3	-	(3)

Net equity transactions	(11,913,309)	(5,639,581)	(16,046,448)	(9,242,126)	-	(34,736)	-	(91,587)

Net change in contract owners’ equity	(10,441,756)	(5,462,911)	(14,127,817)	(8,764,842)	-	(33,027)	-	(86,509)
Contract owners’ equity beginning of period	10,441,756	15,904,667	14,127,817	22,892,659	-	33,027	-	86,509

Contract owners’ equity end of period	$-	10,441,756	-	14,127,817	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,212,032	1,858,221	1,578,196	2,618,123	-	1,435	-	8,400
Units purchased	124,873	84,475	149,478	235,380	-	-	-	-
Units redeemed	(1,336,905)	(730,664)	(1,727,674)	(1,275,307)	-	(1,435)	-	(8,400)

Ending units	-	1,212,032	-	1,578,196	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DIREXION FUNDS

Dynamic VP HY Bond Fund (DXVHY)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)*

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class III (TRF3)

NVIT Government Bond Fund - Class III (GBF3)

American Century NVIT Growth Fund -Class II (CAF2)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)

NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)*

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)*

Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

PIMCO FUNDS

VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class III (ACVIG3)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)

VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Growth Portfolio - Service Class 2 R (FG2R)

VIP High Income Portfolio - Service Class 2R (FHI2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable All Cap Value Portfolio Class I (SBTRP)*

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Service Class (OVGSS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class  (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

Variable Trust - Biotechnology Fund (RBF)

Variable Fund - CLS AdvisorOne Clermont (RVCLR)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)

Series M (Macro Opportunities Series) (GSBLMO)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

*At December 31, 2013, contract owners have not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules; excluding marketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No contingent deferred sales charge is deducted on marketFLEX Advisor contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.25%	1.15%	1.05%	0.25%
CDSC Option:
Administrative Charge	0.05%	0.00%	0.20%	0.20%
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	0.00%
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.

Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.20%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVHY	IVBRA2	LZREMS

0.45%	$303,528	$-	$29	$2,421	$398	$35	$-	$442
0.65%	44,950	-	-	387	285	-	-	-
0.70%	2,647	-	-	-	-	-	-	-
0.80%	134	-	-	63	-	-	-	-
0.85%	5,653	-	-	-	-	-	-	-
0.90%	582	-	-	-	-	-	-	-
0.95%	4,071	-	-	142	-	-	-	-
1.00%	4,845	-	1	-	-	-	-	-
1.05%	628	-	-	-	-	-	-	-
1.10%	2,013	-	-	-	-	-	-	-
1.15%	2,274,348	-	342	53,557	1,184	62,556	2	801
1.20%	923	-	-	-	-	-	-	-
1.25%	1,271,596	3	276	17,280	1,403	51,174	3	136
1.30%	27,350	-	-	-	-	-	-	-
1.35%	3,771,987	92	912	65,404	1,798	63,105	-	495
1.40%	770,000	-	187	19,372	63	525	-	894
1.45%	182,670	-	-	2,277	512	11,225	-	203
1.50%	256	-	-	-	-	-	-	-
1.55%	1,593,490	10	179	39,538	752	22,570	-	935
1.60%	1,871,690	-	965	29,179	1,612	4,248	2	3,203
1.65%	1,723,075	-	281	14,073	-	15,691	1	96
1.80%	855,810	-	794	10,397	102	2,216	-	201
1.85%	112,277	-	-	211	21	124	18	-
1.90%	1,358,989	-	358	20,759	1,383	720	-	102
1.95%	447,633	-	43	4,246	60	599	2	5
2.00%	158,423	-	4	1,689	-	2,896	-	-
2.05%	18,683	-	-	-	-	-	-	-
2.10%	335,820	-	66	8,450	1,014	132	-	229
2.15%	244,941	-	123	1,488	-	-	-	107
2.20%	67,306	-	-	73	3	-	-	-
2.25%	10,612	-	-	740	-	-	-	-
2.30%	114,312	-	-	-	-	-	-	-
2.35%	55,494	-	-	31	5	-	-	-
2.40%	10,884	-	-	826	-	-	-	-
2.45%	115,534	-	11	575	-	-	-	-
2.50%	84,645	-	-	-	-	5,573	-	-
2.55%	1,105	-	-	-	-	-	-	-
2.85%	8,451	-	-	-	-	-	-	-

Totals	$17,857,355	$105	$4,571	$293,178	$10,595	$243,389	$28	$7,849

	MVGTAS	MGRFV	MSEMB	MSVGT2	VKVGR2	GVAAA2	HIBF3	GEM3

0.45%	$195	$-	$609	$67	$421	$1,382	$36	$349
0.65%	59	-	-	-	56	61	10	46
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	268	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	15	127	-
1.00%	-	-	-	-	-	56	126	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,707	-	1,869	483	1,763	18,891	21,217	3,756
1.20%	-	-	-	-	-	-	-	-
1.25%	2,057	-	1,840	1,629	2,402	5,273	4,355	9,746
1.30%	-	-	-	-	-	-	-	-
1.35%	924	6	1,216	1,523	3,219	36,918	21,795	5,698
1.40%	2,440	3	186	122	1,310	12,065	4,217	580
1.45%	627	-	526	700	991	3,298	-	463
1.50%	-	-	-	-	-	-	78	11
1.55%	853	-	1,634	711	6,000	9,629	20,947	5,351
1.60%	761	8	1,364	778	7,262	11,103	3,601	3,305
1.65%	410	-	1,610	202	3,935	11,284	1,327	6,827
1.80%	1,407	-	1,532	2,305	560	5,101	298	766
1.85%	16	-	14	19	61	200	-	210
1.90%	1,402	-	2,470	237	3,481	13,297	1,020	2,062
1.95%	192	-	866	217	485	5,742	-	6,039
2.00%	-	-	119	234	82	8,659	-	18
2.05%	-	-	-	-	-	-	-	-
2.10%	618	-	1,644	410	1,553	2,525	-	858
2.15%	-	-	166	-	673	2,438	223	22
2.20%	111	-	-	365	83	6,112	-	27
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	19,701	-	-
2.35%	-	-	104	-	-	322	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	152	-	387	14,671	297	-
2.50%	-	-	101	-	45	-	-	52
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$13,779	$17	$18,022	$10,002	$34,769	$188,743	$79,942	$46,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2

0.45%	$99	$530	$21	$58	$563	$874	$575	$243
0.65%	-	-	-	264	561	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	110	111	-	-	-	260	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	11	-	-	-	-	679	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,682	5,292	7,716	22,991	12,792	11,464	387	4,368
1.20%	-	-	-	-	-	-	-	-
1.25%	3,691	7,236	4,015	4,905	13,753	6,052	617	1,254
1.30%	-	-	-	-	-	-	-	-
1.35%	9,018	8,517	15,835	13,895	51,866	34,792	14,509	12,778
1.40%	366	2,262	554	1,782	6,683	4,633	2,883	1,303
1.45%	498	339	1,083	240	420	264	247	152
1.50%	-	-	-	-	-	-	-	-
1.55%	375	3,428	2,595	10,669	9,809	3,138	874	4,962
1.60%	2,552	3,825	8,998	9,808	17,330	4,562	7,511	9,775
1.65%	7,481	2,400	3,275	8,422	60,162	39,978	18,770	16,383
1.80%	2,458	1,340	7,579	4,589	7,795	5,193	4,177	4,833
1.85%	366	-	-	608	591	-	-	622
1.90%	2,681	9,360	6,766	6,514	7,260	528	5,989	8,160
1.95%	47	377	1,693	2,163	8,474	19	6	2,423
2.00%	-	-	7,589	735	3,124	342	-	317
2.05%	-	-	-	-	-	-	-	-
2.10%	-	53	93	728	2,351	67	-	-
2.15%	-	1,071	12	1,610	379	293	-	659
2.20%	-	-	369	3,765	1,258	721	3,928	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	7	42	939	225	-	-	-
2.35%	-	-	-	-	-	-	-	142
2.40%	-	-	-	-	95	-	-	-
2.45%	-	-	-	-	-	164	-	393
2.50%	-	-	456	-	1,695	164	146	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	8,451	-

	$31,314	$46,158	$68,802	$94,685	$207,186	$113,248	$70,009	$68,767

	TRF3	GBF3	CAF2	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6

0.45%	$465	$1,052	$2	$31	$128	$-	$373	$1,783
0.65%	-	65	-	-	-	1	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	300	-	-	-	-	250	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	289	-	-	-	-	-	-
1.00%	-	-	-	-	27	27	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,348	46,612	2	6,938	5,090	1,284	30,296	66,135
1.20%	-	-	-	-	-	-	-	-
1.25%	1,271	5,473	-	3,943	851	993	8,049	4,336
1.30%	-	-	-	-	-	-	-	-
1.35%	9,695	58,325	34	22,786	2,389	451	52,256	94,999
1.40%	625	8,859	1	6,596	277	16	9,945	22,612
1.45%	-	1,126	-	-	81	-	-	8
1.50%	-	-	-	-	-	-	-	-
1.55%	81	30,526	-	3,472	1,306	-	17,221	32,564
1.60%	2,367	15,100	171	22,324	910	4,200	22,077	24,622
1.65%	215	5,027	2	2,203	518	7,202	31,287	26,793
1.80%	6	413	4	1,103	1,019	30	1,665	2,095
1.85%	32	-	-	364	-	-	487	29
1.90%	535	562	88	3,711	-	589	689	421
1.95%	-	5,653	-	755	15	42	3,732	10
2.00%	-	-	-	-	1,161	-	2,308	952
2.05%	-	-	-	-	-	-	-	-
2.10%	-	4,256	-	-	-	-	1,380	-
2.15%	-	602	-	-	-	-	-	376
2.20%	-	-	-	-	-	-	-	277
2.25%	-	-	-	-	-	-	-	-
2.30%	77	-	-	-	-	831	6,011	514
2.35%	-	-	-	-	-	-	-	32
2.40%	-	-	-	-	-	-	-	-
2.45%	-	163	-	-	-	-	-	934
2.50%	-	-	-	-	-	506	-	2,025
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$18,717	$184,403	$304	$74,226	$13,772	$16,172	$188,026	$281,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2	NVMMG1

0.45%	$616	$332	$-	$854	$569	$285	$333	$-
0.65%	-	-	-	14	9	5	16	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	2	-	-	-	-	-	-
0.85%	-	-	-	-	-	3	1	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	70	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	23,100	19,300	-	1,584	1,619	2,750	3,390	418
1.20%	-	-	-	-	-	-	-	-
1.25%	764	16,514	-	1,200	2,619	950	708	-
1.30%	-	-	967	-	-	-	-	-
1.35%	38,594	54,355	-	7,043	2,366	3,702	3,479	2,881
1.40%	9,844	18,043	-	980	104	1,049	903	658
1.45%	-	268	-	53	67	123	162	-
1.50%	-	-	-	-	-	20	-	-
1.55%	7,687	5,511	-	5,338	3,833	1,507	1,318	27
1.60%	7,437	15,164	-	3,938	5,845	1,878	2,013	240
1.65%	143	20,302	-	4,401	2,019	391	780	-
1.80%	454	1,560	-	1,077	107	8,003	9,536	-
1.85%	-	18	-	-	4	320	192	-
1.90%	480	15,575	-	4,683	3,735	1,576	1,257	-
1.95%	16	1,064	-	2,314	1,399	61	2	-
2.00%	-	-	-	-	8	1,159	1,258	-
2.05%	-	693	-	-	-	-	-	-
2.10%	-	2,841	-	159	301	333	285	-
2.15%	-	895	-	-	2	43	2,108	-
2.20%	-	-	-	-	-	37	-	-
2.25%	-	2,325	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	1,466	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	675	499	-	36	-
2.50%	-	734	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$89,135	$176,962	$967	$34,313	$25,105	$24,195	$27,847	$4,224

	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	MSBF	NVSTB2	NVRE2

0.45%	$227	$1,464	$93	$1,765	$201	$16	$307	$-
0.65%	4	6	144	6	77	-	91	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	2	2	-	57	-	-	3	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	33	-	-	-	-
1.00%	-	1	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,685	4,741	589	1,236	8,370	68	14,010	40
1.20%	-	-	-	-	2	-	-	-
1.25%	1,078	4,291	375	2,138	1,878	223	9,974	228
1.30%	-	-	-	-	-	-	-	-
1.35%	6,456	11,679	4,286	6,078	16,349	396	12,399	93
1.40%	291	809	522	1,761	3,866	3	3,930	-
1.45%	1,031	1,072	151	54	88	-	509	32
1.50%	-	-	-	-	-	-	-	-
1.55%	2,923	3,795	1,318	1,833	2,427	242	10,558	86
1.60%	6,623	9,822	1,249	2,315	1,659	321	12,467	39
1.65%	2,603	10,074	198	4,456	1,343	32	3,288	132
1.80%	4,525	2,846	3,731	255	749	251	5,709	-
1.85%	264	723	-	31	16	-	-	-
1.90%	5,982	7,604	1,607	1,625	1,186	61	2,404	28
1.95%	170	133	145	183	208	44	968	5
2.00%	275	675	451	4	-	-	2,471	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,208	1,819	954	961	1,072	-	1,246	12
2.15%	39	525	32	5	-	-	1,314	-
2.20%	18	-	185	29	38	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	322	303	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	9	451	-	339	-	-	558	-
2.50%	-	-	54	-	-	-	-	10
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$37,735	$62,835	$16,084	$25,164	$39,529	$1,657	$82,206	$705

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVMM2	NVLM2	NVLCA2	NCPG2	IDPG2	IDPGI2	NOVMH2	NOVPI2

0.45%	$75,027	$1,389	$38	$-	$-	$-	$91	$327
0.65%	6,857	-	-	-	-	-	38	-
0.70%	67	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	417	55	-	-	-	-	-	113
0.90%	22	-	-	-	-	-	-	-
0.95%	100	-	-	-	-	-	-	-
1.00%	533	-	-	-	-	-	-	951
1.05%	78	-	-	-	-	-	-	-
1.10%	239	-	-	-	-	-	-	-
1.15%	351,232	-	746	-	-	-	56	1,327
1.20%	41	-	-	-	-	-	-	-
1.25%	217,150	3,578	884	-	-	-	2,895	16,706
1.30%	-	-	-	-	-	-	-	-
1.35%	627,637	22	9	12	6	15	92	10,522
1.40%	125,062	442	-	-	-	-	21	129
1.45%	36,107	-	-	-	-	-	4,745	5,387
1.50%	12	-	-	-	-	-	-	-
1.55%	271,490	-	-	-	-	-	2,817	23,362
1.60%	334,518	8,369	1,663	-	-	-	4,208	15,425
1.65%	321,466	232	222	-	-	-	781	92,421
1.80%	266,647	189	-	-	-	-	610	28,580
1.85%	38,164	-	-	-	-	-	14	4,499
1.90%	193,404	-	837	-	-	-	16,498	19,233
1.95%	71,431	-	-	-	-	-	465	19,290
2.00%	20,511	-	-	-	-	-	5	4,078
2.05%	1,629	-	-	-	-	-	-	-
2.10%	85,610	-	-	-	-	-	19	4,148
2.15%	46,020	2,556	-	-	-	-	368	3,874
2.20%	8,114	-	-	-	-	-	291	2,513
2.25%	2,218	-	-	-	-	-	-	-
2.30%	18,214	-	227	-	-	-	-	2,763
2.35%	11,239	-	-	-	-	-	164	1,056
2.40%	1,298	-	-	-	-	-	-	-
2.45%	25,265	-	-	-	-	-	137	36
2.50%	6,765	-	-	-	-	-	56	141
2.55%	107	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$3,164,691	$16,832	$4,626	$12	$6	$15	$34,371	$256,881

	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB

0.45%	$8,469	$-	$302	$838	$2,092	$-	$2,000	$-
0.65%	-	-	-	1	1,151	-	195	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	221	178	-	154	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	137	-
1.00%	-	-	-	-	-	-	228	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	675	-	838	10,816	7,387	2,293	15,340	-
1.20%	-	-	-	-	-	-	2	-
1.25%	3,460	11	4,465	5,369	6,517	-	10,306	-
1.30%	-	-	-	-	-	-	-	66
1.35%	2,997	5	1,267	23,029	19,923	1,214	38,457	-
1.40%	-	3	501	6,374	6,105	557	10,391	-
1.45%	211	-	-	14	1,636	-	1,501	-
1.50%	-	-	-	-	-	-	-	-
1.55%	2,122	33	252	4,818	12,030	367	7,761	-
1.60%	781	11	1,552	5,678	14,606	439	6,300	-
1.65%	16,603	-	408	1,249	5,452	-	2,499	-
1.80%	6,947	-	683	1,059	5,775	-	2,290	-
1.85%	3,243	-	-	27	432	-	-	-
1.90%	199	-	302	4,708	4,498	-	2,936	-
1.95%	32	-	-	1,633	9,016	-	732	-
2.00%	-	-	-	-	178	-	-	-
2.05%	-	-	-	-	3,940	-	-	-
2.10%	102	-	-	530	3,800	-	1,493	-
2.15%	94	-	21	20	1,876	-	54	-
2.20%	76	-	-	23	1	-	-	-
2.25%	-	-	-	-	998	-	-	-
2.30%	-	-	-	-	8	-	-	-
2.35%	43	-	-	-	7,803	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	35	-	-	231	1,491	-	1,617	-
2.50%	-	-	-	-	3,380	-	33	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$46,089	$63	$10,591	$66,638	$120,273	$4,870	$104,426	$66

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2	FTVMD2	FTVFA2

0.45%	$1,721	$-	$1,059	$1,707	$1,324	$161	$381	$630
0.65%	183	-	309	24	226	-	-	196
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	151	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	87	-	169	-	-	-	226
1.00%	-	196	27	65	179	-	3	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,961	23,903	13,891	15,182	6,375	887	6,353	18,242
1.20%	-	-	-	-	-	9	-	-
1.25%	1,017	-	3,730	9,707	2,740	321	994	6,956
1.30%	-	-	-	-	-	-	-	-
1.35%	882	52,565	31,358	27,647	7,605	2,994	815	6,995
1.40%	412	17,086	10,120	6,611	302	523	243	5,374
1.45%	465	-	146	1,008	456	33	25	632
1.50%	-	-	-	-	-	-	-	-
1.55%	476	12,309	8,319	14,547	1,583	1,295	1,326	7,174
1.60%	703	2,609	14,272	10,097	4,817	739	423	2,318
1.65%	3,474	-	8,834	3,414	4,870	1,513	514	3,096
1.80%	1,446	-	5,962	9,755	776	624	1,030	6,498
1.85%	93	-	154	67	-	54	92	102
1.90%	790	-	2,169	7,614	3,697	683	654	467
1.95%	233	-	4,116	3,646	2,877	575	187	912
2.00%	-	-	271	12	78	13	8	315
2.05%	-	-	-	-	-	697	-	-
2.10%	380	-	2,583	2,874	365	42	263	-
2.15%	1,061	-	87	1,632	82	46	14	677
2.20%	-	-	170	2	-	-	17	205
2.25%	-	-	-	-	-	171	-	-
2.30%	2,905	-	-	12	-	-	-	-
2.35%	-	-	248	-	-	1,377	-	-
2.40%	-	-	-	-	-	354	-	-
2.45%	298	-	2,817	2,097	958	43	81	227
2.50%	-	-	-	-	16	600	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$19,500	$108,755	$110,642	$118,040	$39,326	$13,754	$13,423	$61,242

	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD

0.45%	$-	$2,986	$129	$2,072	$1,681	$1,916	$2,565	$499
0.65%	-	117	774	229	1,292	1,530	1,065	82
0.70%	-	-	-	-	-	-	-	86
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	25	14	7	20
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	31	-	-	-	-
1.00%	-	-	-	-	45	-	-	-
1.05%	-	-	-	-	32	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	7,262	1,142	12,924	2,742	22,995	30,785	1,311
1.20%	-	-	2	-	-	-	-	-
1.25%	-	15,779	98	7,446	2,141	8,739	15,188	4,494
1.30%	26,317	-	-	-	-	-	-	-
1.35%	-	13,531	590	23,064	5,204	32,595	81,082	2,859
1.40%	-	2,742	194	1,643	1,052	5,171	6,049	2,221
1.45%	-	89	-	4,297	503	221	1,934	2,125
1.50%	-	-	-	-	-	-	-	16
1.55%	-	10,161	422	18,832	4,075	37,777	36,621	2,223
1.60%	-	6,240	300	5,674	2,533	12,436	49,107	4,394
1.65%	-	19,813	166	54,559	752	15,496	48,177	3,371
1.80%	-	2,298	1,480	10,760	861	4,186	12,372	2,514
1.85%	-	-	56	837	600	450	928	56
1.90%	-	3,463	-	14,115	1,644	26,765	85,744	2,397
1.95%	-	-	17	11,023	416	8,060	10,160	501
2.00%	-	-	-	9,131	526	240	2,807	433
2.05%	-	-	-	-	-	7,915	-	-
2.10%	-	414	111	2,754	2,525	1,782	8,765	867
2.15%	-	5	22	587	112	3,165	2,676	-
2.20%	-	-	-	7,515	30	-	293	-
2.25%	-	-	-	-	-	2,010	-	-
2.30%	-	-	-	-	-	1,915	860	-
2.35%	-	-	-	178	34	15,591	233	22
2.40%	-	-	-	-	-	1,941	-	808
2.45%	-	-	-	383	424	2,165	3,338	-
2.50%	-	-	-	-	31	6,541	2,119	15
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,317	$84,900	$5,503	$188,054	$29,280	$221,616	$402,875	$31,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30

0.45%	$4,798	$1,806	$17,853	$74	$-	$8	$24,836	$223
0.65%	946	121	414	-	-	10	4,227	41
0.70%	65	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	51	43	65	-	-	-	181	-
0.90%	-	-	-	-	-	-	-	-
0.95%	193	207	308	52	124	-	-	-
1.00%	63	8	180	-	-	-	243	-
1.05%	38	6	1	-	-	-	95	-
1.10%	-	-	-	-	-	-	-	-
1.15%	26,496	5,004	73,272	3,294	1,405	1,034	62,470	2,349
1.20%	-	-	-	-	-	123	-	-
1.25%	4,814	6,522	54,892	2,030	8,345	1,511	83,237	1,914
1.30%	-	-	-	-	-	-	-	-
1.35%	12,770	11,553	146,717	4,908	4,013	839	134,541	4,294
1.40%	2,809	3,856	13,470	1,833	866	55	4,395	67
1.45%	503	1,412	1,431	128	-	592	21,004	114
1.50%	-	-	-	-	-	-	-	-
1.55%	6,837	6,945	44,640	1,815	2,648	1,836	85,084	1,550
1.60%	14,516	9,502	44,568	898	660	535	64,252	3,674
1.65%	12,356	10,858	116,069	-	1,191	827	128,010	686
1.80%	1,372	1,546	13,855	286	1,434	180	27,042	929
1.85%	1,471	148	772	134	-	133	5,039	1,400
1.90%	8,770	6,058	13,307	595	101	2,706	50,290	2,321
1.95%	3,493	4,067	11,240	37	-	495	53,571	545
2.00%	940	152	238	-	1,158	252	8,313	108
2.05%	-	-	-	-	-	-	-	-
2.10%	5,739	547	5,415	1,075	97	1,324	11,318	426
2.15%	343	202	5,650	-	-	4,528	5,136	321
2.20%	-	13	-	-	-	-	4,498	1
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	65	-	-	19	19
2.35%	16	-	-	-	-	-	463	34
2.40%	49	-	-	-	-	-	-	-
2.45%	845	850	1,776	-	66	28	1,393	9
2.50%	15	133	57	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$110,308	$71,559	$566,190	$17,224	$22,108	$17,016	$779,657	$21,025

	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM

0.45%	$93	$41	$1,424	$750	$5,947	$269	$50	$871
0.65%	32	1	1,204	7	76	7	1	153
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	58	-	56	324	12
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	1	1	63	3	-	6
1.05%	-	-	-	-	-	-	-	2
1.10%	-	-	-	-	-	-	-	-
1.15%	1,561	437	3,158	3,561	9,089	1,139	1,603	3,149
1.20%	-	-	-	-	-	-	-	-
1.25%	1,400	2,929	879	6,659	10,796	2,302	4,938	2,870
1.30%	-	-	-	-	-	-	-	-
1.35%	8,035	6,185	1,667	12,858	11,491	1,821	4,414	8,035
1.40%	503	24	14	1,451	1,270	201	256	478
1.45%	505	32	2,945	1,570	539	1,119	1,414	935
1.50%	-	-	-	-	-	-	-	-
1.55%	1,665	1,218	2,401	7,678	3,997	2,093	2,775	3,995
1.60%	4,705	3,024	6,277	6,869	32,050	5,917	5,755	21,201
1.65%	4,608	1,610	10,089	7,917	20,291	2,863	6,512	2,784
1.80%	1,303	1,767	1,696	3,595	13,038	2,989	2,872	4,304
1.85%	418	179	712	247	2,332	150	195	703
1.90%	1,508	7,200	2,710	2,517	10,999	990	1,286	4,591
1.95%	509	118	2,864	5,000	2,154	36	561	454
2.00%	574	-	133	372	1,890	37	80	197
2.05%	-	-	-	-	-	-	-	-
2.10%	805	343	331	1,808	4,882	110	1,784	571
2.15%	1,869	3,437	767	9,313	2,522	425	619	152
2.20%	-	52	72	21	269	1	-	4
2.25%	-	-	67	-	188	-	-	-
2.30%	-	-	165	14	715	-	-	56
2.35%	23	-	129	-	871	-	-	-
2.40%	-	-	27	-	77	53	54	-
2.45%	-	-	313	2	4,319	31	-	191
2.50%	-	-	-	-	2,014	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$30,116	$28,597	$40,045	$72,268	$141,879	$22,612	$35,493	$55,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON

0.45%	$611	$24	$90	$487	$370	$127	$448	$2,523
0.65%	158	3	13	13	100	-	179	81
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	9	-	-	-	-	-	3	1
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	7	-	3	-	-	-	3	2
1.05%	3	-	-	-	-	-	1	1
1.10%	-	-	-	-	-	-	-	-
1.15%	923	881	3,247	3,688	5,688	765	724	4,627
1.20%	-	3	-	-	-	2	-	4
1.25%	466	904	4,757	3,222	2,802	2,487	1,651	5,092
1.30%	-	-	-	-	-	-	-	-
1.35%	3,363	2,989	9,253	3,790	9,092	1,339	10,407	7,670
1.40%	147	74	1,115	1,153	730	841	425	614
1.45%	56	422	768	261	314	171	2,898	1,070
1.50%	-	-	-	-	-	-	-	-
1.55%	1,859	2,222	6,626	1,950	3,745	5,512	3,775	4,421
1.60%	3,829	3,879	9,385	8,799	4,128	3,695	22,923	7,626
1.65%	1,592	2,453	7,434	6,383	6,711	3,097	6,563	4,429
1.80%	4,422	1,570	6,276	4,815	1,731	975	6,588	9,314
1.85%	569	211	427	375	540	589	722	1,801
1.90%	5,703	3,894	1,910	9,540	8,579	3,297	4,301	4,872
1.95%	523	1,110	307	670	814	500	889	1,681
2.00%	226	65	201	307	784	160	554	466
2.05%	-	-	-	-	-	-	-	-
2.10%	121	1,336	827	352	975	259	1,948	1,521
2.15%	1,953	443	3,035	250	1,840	472	475	573
2.20%	-	3	6	7	-	138	309	184
2.25%	-	-	-	-	-	-	-	151
2.30%	68	-	-	1,140	-	77	16	429
2.35%	123	4	-	74	9	17	62	908
2.40%	-	-	-	-	-	-	-	58
2.45%	2	368	-	206	1,323	117	-	1,433
2.50%	-	-	1,390	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,733	$22,858	$57,070	$47,482	$50,275	$24,637	$65,864	$61,552

	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN

0.45%	$217	$605	$126	$754	$1,879	$19	$130	$72
0.65%	957	15	1,094	7	226	8	25	9
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	16	-	2	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	40	-	-	-
1.05%	-	-	-	-	27	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,386	1,966	1,081	1,522	1,358	469	1,387	32
1.20%	-	-	-	-	-	-	-	-
1.25%	6,085	1,752	2,447	3,039	1,783	300	229	313
1.30%	-	-	-	-	-	-	-	-
1.35%	15,648	3,310	3,529	9,846	6,099	1,010	1,365	343
1.40%	404	61	607	328	1,335	30	23	26
1.45%	435	561	786	326	231	1	31	978
1.50%	-	-	-	-	-	-	-	-
1.55%	4,072	4,825	10,945	4,383	1,307	804	535	603
1.60%	980	1,191	1,452	8,381	2,717	153	2,212	3,657
1.65%	1,487	1,839	7,072	2,928	1,173	439	519	283
1.80%	937	788	2,028	468	4,621	13	185	1,600
1.85%	27	67	147	88	353	117	226	166
1.90%	13,722	883	1,323	9,529	544	16	267	3,436
1.95%	64	297	1,175	1,315	988	11	24	949
2.00%	41	133	312	178	585	-	175	167
2.05%	-	-	-	-	-	-	-	-
2.10%	1,430	1,312	1,792	490	2,968	-	2,009	822
2.15%	4,719	7,071	2,411	2,225	1,651	7	868	3,503
2.20%	4	1	1	5	436	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	218	4	72	8	-	-	64	109
2.35%	26	-	-	8	245	-	6	22
2.40%	-	-	-	-	-	-	-	-
2.45%	179	289	65	107	1,834	-	-	-
2.50%	8	-	7	621	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$54,046	$26,970	$38,472	$46,556	$32,416	$3,397	$10,282	$17,090

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RSRF

0.45%	$335	$156	$6	$1,053	$1,384	$293	$145	$168
0.65%	12	4	-	69	24	9	16	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	258	-	1	-	105	48	83
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	26	34
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	72	138
1.15%	3,629	866	487	3,324	2,742	1,948	4,989	16,908
1.20%	-	-	-	-	260	-	-	-
1.25%	1,001	2,155	1,505	5,431	1,810	3,028	2,247	2,964
1.30%	-	-	-	-	-	-	-	-
1.35%	329	3,203	1,504	8,372	3,463	2,501	9,067	36,973
1.40%	6	73	383	407	27	205	1,129	5,796
1.45%	74	488	337	572	268	592	377	2,254
1.50%	-	-	-	-	-	-	9	-
1.55%	372	1,213	1,287	3,145	1,670	3,112	8,896	23,902
1.60%	988	3,215	1,790	4,677	1,882	2,427	9,146	2,603
1.65%	305	6,176	1,645	2,679	1,889	2,160	1,099	1,198
1.80%	1,368	6,336	320	12,052	2,184	1,986	911	360
1.85%	239	201	12	11	1,750	107	558	86
1.90%	761	2,183	70	13,489	2,777	667	5,371	929
1.95%	100	268	121	2,989	1,079	731	1,017	417
2.00%	17	6	-	2,091	812	66	151	447
2.05%	-	-	-	-	-	1,375	-	-
2.10%	408	45	472	8,123	1,096	778	1,493	1,187
2.15%	3,178	4,866	283	3,210	4,426	3,739	15	77
2.20%	24	-	-	110	137	2	41	323
2.25%	22	-	-	-	104	346	-	-
2.30%	96	849	-	-	251	57	563	179
2.35%	26	-	-	61	298	2,677	51	31
2.40%	9	-	-	-	39	-	-	441
2.45%	105	-	182	51	602	81	-	68
2.50%	-	-	-	-	-	1,124	-	-
2.55%	-	-	-	-	-	-	35	148
2.85%	-	-	-	-	-	-	-	-

	$13,404	$32,561	$10,404	$71,917	$30,974	$30,116	$47,472	$97,714

	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF

0.45%	$58	$56	$79	$61	$479	$54	$53	$1,470
0.65%	-	4	8	-	29	-	24	6
0.70%	-	-	158	-	-	-	22	184
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	15	-	59	-	-	63
0.95%	-	-	-	-	-	-	-	126
1.00%	3	-	-	-	1	-	33	8
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	47,918	5,937	18,471	22,283	16,676	38,032	12,226	23,094
1.20%	-	11	-	-	36	-	25	4
1.25%	4,931	789	3,326	3,840	8,040	5,253	5,471	7,375
1.30%	-	-	-	-	-	-	-	-
1.35%	30,913	8,764	23,476	17,049	37,127	18,235	14,393	28,520
1.40%	2,093	3,203	9,370	923	12,542	3,189	2,085	13,622
1.45%	-	579	188	-	2,553	1,561	631	767
1.50%	-	-	11	-	-	-	-	-
1.55%	13,040	1,449	4,520	8,259	10,466	36,235	5,289	11,319
1.60%	8,802	4,069	5,951	7,085	7,110	15,780	3,628	7,468
1.65%	7,254	3,014	3,602	7,707	2,936	13,855	3,197	5,533
1.80%	3,425	621	1,554	1,445	4,072	4,055	1,404	4,605
1.85%	-	158	148	-	1,052	1,575	256	436
1.90%	8,874	4,711	2,495	7,209	8,600	22,646	1,690	5,228
1.95%	7,884	694	916	4,162	588	13,684	276	312
2.00%	8,368	243	185	6,720	661	5,348	197	47
2.05%	-	-	-	-	-	-	-	-
2.10%	1,943	801	1,219	1,125	5,065	4,685	1,022	1,335
2.15%	9,239	557	605	3,330	5,034	3,127	258	804
2.20%	686	3	264	475	899	6,879	14	294
2.25%	-	-	-	-	-	-	-	-
2.30%	2,240	52	15	288	49	4,243	2	588
2.35%	9	15	-	-	13	127	115	14
2.40%	977	47	18	537	158	102	48	67
2.45%	11,132	385	251	2,813	482	645	309	468
2.50%	8,668	49	41	7,520	872	18,161	7	826
2.55%	-	-	-	-	-	-	16	-
2.85%	-	-	-	-	-	-	-	-

	$178,457	$36,211	$76,886	$102,831	$125,599	$217,471	$52,691	$114,583

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF

0.45%	$173	$18	$211	$63	$585	$208	$21,727	$1,792
0.65%	11	4	49	104	128	29	2,393	107
0.70%	-	90	212	-	-	104	49	98
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	55	-	11	1	302	83
0.90%	-	32	19	-	-	-	-	46
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	8	-	148	-
1.05%	-	-	-	-	3	-	95	-
1.10%	-	-	-	-	-	-	35	-
1.15%	28,606	6,870	21,313	24,344	10,241	12,358	32,266	20,273
1.20%	-	-	-	4	7	137	-	4
1.25%	56,657	591	10,251	9,463	460	4,524	21,163	10,554
1.30%	-	-	-	-	-	-	-	-
1.35%	20,647	8,904	31,797	23,016	10,559	21,497	35,494	35,937
1.40%	2,860	5,547	12,662	6,754	2,818	8,297	4,494	17,367
1.45%	231	-	609	1,730	12	706	2,009	2,207
1.50%	-	-	12	-	-	-	-	-
1.55%	7,603	1,375	4,594	6,997	2,755	3,946	17,174	10,482
1.60%	2,510	854	7,403	4,131	28,210	12,820	20,705	20,597
1.65%	4,200	699	7,474	4,792	403	1,824	35,268	2,716
1.80%	6,056	383	6,399	5,390	298	3,079	10,445	6,092
1.85%	472	199	375	508	404	473	1,059	970
1.90%	2,791	1,274	7,729	2,504	595	6,918	13,747	13,434
1.95%	1,941	132	5,360	1,009	279	322	10,305	1,361
2.00%	715	-	366	75	169	743	5,857	1,025
2.05%	-	-	-	-	-	-	-	-
2.10%	2,280	498	1,176	2,626	128	1,063	5,323	3,847
2.15%	782	-	532	1,171	49	732	1,173	2,067
2.20%	791	192	203	47	10	658	603	206
2.25%	-	-	-	-	-	-	-	-
2.30%	53	-	342	324	-	52	88	35
2.35%	-	-	-	20	-	36	16	112
2.40%	242	-	60	-	-	47	56	89
2.45%	168	56	360	186	-	390	144	1,904
2.50%	197	13	22	8	-	175	300	77
2.55%	-	-	-	-	-	-	108	-
2.85%	-	-	-	-	-	-	-	-

	$139,986	$27,731	$119,585	$95,266	$58,132	$81,139	$242,546	$153,482

	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ

0.45%	$123	$72	$7,598	$75	$125	$527	$140	$234
0.65%	16	4	1,077	11	5	20	76	51
0.70%	136	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	49	-	-	1	21	3
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	69	-	2	-	1	1
1.05%	-	-	42	-	-	-	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	12,249	5,659	14,414	758	4,001	2,012	9,250	7,349
1.20%	26	-	-	-	-	9	6	-
1.25%	1,971	2,884	4,990	210	1,629	1,501	3,545	892
1.30%	-	-	-	-	-	-	-	-
1.35%	20,894	8,513	8,046	1,065	8,864	7,329	20,326	10,472
1.40%	13,644	6,983	2,404	47	202	764	1,507	2,229
1.45%	331	671	1,286	546	-	512	1,138	431
1.50%	-	-	-	-	-	-	-	-
1.55%	5,673	3,642	5,680	3,293	3,086	6,334	10,659	3,963
1.60%	3,973	2,819	9,531	573	112	897	2,250	1,800
1.65%	1,110	1,704	14,210	163	395	1,468	1,668	852
1.80%	1,587	3,765	6,720	37	919	1,285	1,500	2,934
1.85%	286	371	709	-	2	346	1,454	184
1.90%	4,891	3,870	5,305	2,770	5	335	2,932	142
1.95%	515	943	6,304	894	125	603	1,385	227
2.00%	110	104	1,902	149	77	61	124	1,405
2.05%	-	-	-	-	-	-	-	-
2.10%	61	3,892	2,117	3	104	242	219	4,023
2.15%	234	5,085	856	3,568	641	1,073	4,012	461
2.20%	314	168	1,618	-	-	-	-	2
2.25%	-	-	-	-	-	-	-	-
2.30%	75	84	163	40	5	100	105	37
2.35%	52	94	97	-	-	-	49	-
2.40%	-	-	-	-	-	-	124	-
2.45%	298	104	569	-	-	-	-	-
2.50%	554	36	149	-	-	33	23	16
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$69,123	$51,467	$95,905	$14,202	$20,299	$25,452	$62,514	$37,709

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF

0.45%	$59	$507	$527	$21,118	$8,823	$5,603	$1,287	$406
0.65%	17	1,066	258	2,886	752	1,282	60	152
0.70%	219	-	-	-	-	175	154	174
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	96	149	355	15	-	6
0.90%	20	-	-	-	-	-	20	20
0.95%	100	-	-	-	-	-	31	126
1.00%	10	6	41	149	862	-	17	78
1.05%	-	-	-	101	25	-	-	-
1.10%	-	-	278	-	411	479	-	62
1.15%	16,685	16,347	21,312	26,776	22,434	46,484	34,931	29,293
1.20%	11	-	-	31	-	-	48	-
1.25%	1,479	5,155	7,375	14,494	9,971	3,619	9,730	4,643
1.30%	-	-	-	-	-	-	-	-
1.35%	24,248	16,588	23,684	17,850	29,236	50,639	54,738	35,097
1.40%	14,162	3,639	1,683	2,943	3,602	9,643	22,288	10,413
1.45%	258	225	1,331	730	390	6	1,352	1,261
1.50%	16	-	36	-	-	-	-	-
1.55%	7,300	5,883	18,088	15,852	12,590	5,634	13,633	11,067
1.60%	4,223	4,390	5,738	10,490	9,861	6,883	11,412	25,406
1.65%	1,929	3,746	3,559	9,624	9,256	6,939	14,507	8,580
1.80%	698	5,387	2,286	3,589	8,641	3,860	5,587	1,182
1.85%	297	291	188	3,194	1,004	2,910	381	492
1.90%	1,037	2,798	3,502	5,147	5,669	8,444	5,791	5,537
1.95%	165	1,312	4,085	2,032	1,265	1,529	4,662	3,235
2.00%	45	1,244	2,841	1,610	1,682	1,329	1,425	553
2.05%	-	-	-	-	-	-	-	-
2.10%	583	2,424	719	5,930	1,881	2,411	3,827	2,510
2.15%	100	1,045	1,677	542	1,272	1,618	1,174	5,789
2.20%	378	1,265	520	757	310	1,026	109	427
2.25%	-	-	-	-	-	369	-	-
2.30%	638	-	304	-	3	959	158	1,436
2.35%	-	132	289	-	38	495	81	235
2.40%	23	-	-	-	-	237	56	-
2.45%	399	706	217	162	144	2,101	261	1,105
2.50%	951	277	-	31	86	212	523	803
2.55%	-	-	138	-	265	288	-	-
2.85%	-	-	-	-	-	-	-	-

	$76,050	$74,433	$100,772	$146,187	$130,828	$165,189	$188,243	$150,088

	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG

0.45%	$16	$1,019	$644	$4,488	$2,888	$3,300	$2,994	$5,128
0.65%	13	1,551	105	473	498	489	607	990
0.70%	142	-	-	61	58	62	54	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	1	29	8	25	95	50	127
0.90%	-	-	-	19	19	20	18	-
0.95%	-	-	-	95	91	101	85	50
1.00%	-	-	-	17	29	47	53	58
1.05%	-	-	-	-	6	12	17	25
1.10%	-	299	-	-	-	-	-	-
1.15%	11,905	19,003	27,079	34,549	29,015	36,570	17,012	19,794
1.20%	5	-	-	-	-	4	-	-
1.25%	1,007	5,201	71,529	12,553	17,341	12,723	6,813	10,615
1.30%	-	-	-	-	-	-	-	-
1.35%	17,162	19,805	25,212	139,718	56,511	79,801	30,994	93,489
1.40%	10,185	2,345	3,532	15,200	6,337	13,395	4,063	7,017
1.45%	10	592	1,060	2,866	1,696	1,348	384	1,039
1.50%	-	-	-	-	-	23	-	-
1.55%	6,303	8,959	10,235	19,462	26,342	35,713	30,076	14,905
1.60%	1,715	4,993	10,327	59,302	122,954	60,760	57,461	45,346
1.65%	576	6,175	2,416	37,578	36,450	18,418	20,252	9,410
1.80%	443	10,022	5,876	7,007	18,883	12,316	11,444	6,554
1.85%	-	211	22	957	2,317	628	335	665
1.90%	685	2,962	1,773	95,209	48,398	95,182	40,471	69,464
1.95%	135	1,666	1,014	5,323	9,103	2,710	2,336	3,402
2.00%	1	1,117	901	975	2,804	580	403	805
2.05%	-	-	-	-	1,366	-	-	-
2.10%	17	3,756	2,792	3,854	6,224	3,072	2,113	3,680
2.15%	168	1,034	1,086	2,000	3,972	992	281	567
2.20%	283	658	259	104	321	138	125	12
2.25%	-	-	-	-	345	-	-	-
2.30%	-	35	-	6,326	1,346	9,144	1,301	10,429
2.35%	-	405	156	26	3,316	150	-	69
2.40%	-	227	-	-	185	-	-	-
2.45%	125	266	445	1,880	1,170	1,848	412	788
2.50%	45	138	82	830	1,173	939	12	22
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$50,941	$92,440	$166,574	$450,880	$401,183	$390,580	$230,166	$304,450

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	GVFRB

0.45%	$3,005	$34	$463	$2	$405	$552	$117	$203
0.65%	595	51	84	5	10	26	27	922
0.70%	-	21	106	-	150	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	50	-	-	-	-	82	1	-
0.90%	-	7	38	31	55	59	-	-
0.95%	-	32	-	-	82	-	-	-
1.00%	44	1	-	-	8	-	-	-
1.05%	17	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	17,377	2,248	11,879	2,887	18,002	15,869	1,490	3,381
1.20%	-	-	2	-	38	-	54	-
1.25%	10,206	278	4,365	2,580	2,678	4,389	1,552	982
1.30%	-	-	-	-	-	-	-	-
1.35%	25,724	4,157	20,956	5,124	31,066	20,068	1,636	6,773
1.40%	3,837	814	8,742	1,584	13,088	7,950	273	587
1.45%	774	299	1,694	424	389	367	183	109
1.50%	-	-	12	-	-	-	-	-
1.55%	14,876	2,009	4,960	825	6,528	4,148	566	4,747
1.60%	14,641	1,907	3,711	792	11,968	5,037	465	6,212
1.65%	11,554	461	1,571	214	4,996	2,799	118	2,977
1.80%	11,792	458	1,932	397	4,268	1,177	31	601
1.85%	391	82	77	-	649	225	92	-
1.90%	30,984	452	4,482	185	5,755	3,711	359	2,474
1.95%	6,281	287	202	9	801	4,575	47	386
2.00%	492	1,600	458	57	618	251	100	994
2.05%	-	-	-	-	-	-	-	-
2.10%	3,175	1,163	1,335	237	1,486	2,679	12	258
2.15%	285	64	1,021	-	629	1,140	290	48
2.20%	146	-	208	-	286	45	-	1,156
2.25%	-	-	-	-	-	-	-	-
2.30%	1,268	199	-	-	526	87	141	-
2.35%	14	-	-	-	141	16	-	22
2.40%	-	-	-	-	-	19	-	-
2.45%	629	-	870	-	399	204	-	51
2.50%	2	63	15	-	836	595	26	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$158,159	$16,687	$69,183	$15,353	$105,857	$76,070	$7,580	$32,883

	GSBLMO	VWHA	VWAR	WRASP	RVAAS	RVACS	RVAMS	RVDFA

0.45%	$-	$112	$-	$2,480	$34	$231	$35	$65
0.65%	-	-	-	158	-	1,019	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	69	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	152	-	-	-	-
1.00%	-	-	-	3	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	6,095	155	40,286	511	4,101	5,881	15,043
1.20%	-	-	-	13	-	-	-	-
1.25%	-	2,740	18,528	27,038	293	9,280	4,280	2,779
1.30%	-	-	-	-	-	-	-	-
1.35%	22	4,099	1,245	75,697	912	2,755	14,131	27,309
1.40%	-	1,650	92	26,101	215	1,710	3,241	7,853
1.45%	-	381	2,523	1,340	-	71	42	344
1.50%	-	-	-	-	-	-	-	-
1.55%	-	3,271	2,184	42,582	786	974	3,521	22,853
1.60%	1	3,310	515	31,406	846	1,148	4,681	6,670
1.65%	-	3,347	973	26,430	419	86	686	4,138
1.80%	-	1,515	2,279	12,887	-	658	774	842
1.85%	-	52	18	2,363	14	-	-	14
1.90%	-	3,152	1,669	22,238	2,224	-	530	1,355
1.95%	-	7,302	201	8,480	843	779	81	11,986
2.00%	-	175	4	321	107	-	-	942
2.05%	-	1,068	-	-	-	-	-	-
2.10%	5	1,834	-	6,282	-	646	-	556
2.15%	-	22	1,547	2,710	-	188	-	239
2.20%	-	21	108	342	363	-	-	-
2.25%	-	249	-	-	-	153	-	156
2.30%	-	-	-	13	1,947	-	1,877	4,151
2.35%	-	2,094	-	147	-	-	-	-
2.40%	-	670	-	-	-	-	-	-
2.45%	-	478	-	1,327	91	-	-	-
2.50%	-	975	-	180	-	-	-	1,439
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$28	$44,612	$32,041	$331,045	$9,605	$23,799	$39,760	$108,734

	RVDSR

0.45%	$290
0.65%	-
0.70%	-
0.80%	-
0.85%	-
0.90%	-
0.95%	-
1.00%	-
1.05%	-
1.10%	-
1.15%	21,606
1.20%	-
1.25%	3,915
1.30%	-
1.35%	44,699
1.40%	15,271
1.45%	1,545
1.50%	-
1.55%	9,703
1.60%	17,158
1.65%	3,224
1.80%	2,175
1.85%	4,120
1.90%	879
1.95%	2,056
2.00%	1,814
2.05%	-
2.10%	178
2.15%	1,223
2.20%	302
2.25%	-
2.30%	2,540
2.35%	-
2.40%	766
2.45%	-
2.50%	16
2.55%	-
2.85%	-

	$133,480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $12,682,538 and $3,988,848, respectively, and total transfers from the Account to the fixed account were $12,657,583 and $3,966,306, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $997,086 and $1,254,693 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $524,725 and $311,456 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,818,823 and $2,754,142 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,358,678,343	$0	$0	$1,358,678,343

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	$157,974	$747
Global Small Capitalization Fund - Class 4 (AMVGS4)	2,095,973	1,062,650
Global Allocation V.I. Fund - Class III (MLVGA3)	10,421,564	5,866,724
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	741,420	720,992
Dynamic VP HY Bond Fund (DXVHY)	33,454,531	66,150,643
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)	140,081	39,725
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	2,494,212	968,646
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,336,981	614,074
The Merger Fund VL (MGRFV)	9,868	2,173
Emerging Markets Debt Portfolio - Class II (MSEMB)	1,615,516	1,388,828
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)	3,416,712	2,681,253
Global Real Estate Portfolio - Class II (VKVGR2)	2,142,095	934,168
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	16,278,358	5,017,784
Federated NVIT High Income Bond Fund - Class III (HIBF3)	315,905	2,006,659
NVIT Emerging Markets Fund - Class III (GEM3)	6,936,502	5,506,131

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	11,022,065	6,976,152
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	6,315,399	1,260,516
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	5,443,002	1,051,800
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	5,186,060	7,665,606
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	35,090,997	15,112,873
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	25,030,434	11,938,996
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	7,500,206	4,026,585
NVIT Core Plus Bond Fund - Class II (NVLCP2)	5,338,294	8,920,858
NVIT Nationwide Fund - Class III (TRF3)	1,046,646	596,711
NVIT Government Bond Fund - Class III (GBF3)	4,202,774	12,434,051
American Century NVIT Growth Fund -Class II (CAF2)	167,183	85,162
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	2,357,361	1,424,993
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)	401,375	167,754
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)	951,416	397,988
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	4,653,778	10,449,048
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	3,945,474	10,424,351
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	1,351,425	1,542,448
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	1,756,374	7,912,995
NVIT Money Market Fund - Class I (SAM)	3,138	16,893
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	2,747,731	1,740,911
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	2,109,623	825,510
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,429,305	591,113
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	2,043,362	790,538
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	19,304	113,739
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	11,226,006	10,999,584
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	17,020,367	14,310,908
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	1,265,392	370,201
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	2,420,491	1,253,148
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	723,322	1,042,230
NVIT Multi-Sector Bond Fund - Class I (MSBF)	831,748	373,461
NVIT Short Term Bond Fund - Class II (NVSTB2)	8,331,940	8,136,836
NVIT Real Estate Fund - Class II (NVRE2)	285,934	126,993
NVIT Money Market Fund - Class II (NVMM2)	1,179,439,805	1,227,595,639
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	3,100,713	538,976
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	778,923	29,663
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	11,836	5,776
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	4,857	6
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	12,015	15
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,760,225	577,058
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	13,731,298	26,323,902
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	11,999,331	1,321,427
VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)	286,610	11,053
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	931,268	2,591,126
VP Income & Growth Fund - Class III (ACVIG3)	2,715,562	2,499,398
American Century VP Inflation Protection Fund - Class II (ACVIP2)	4,776,421	6,686,212
VP Ultra(R) Fund - Class III (ACVU3)	60,968	99,619
VP Value Fund - Class III (ACVV3)	4,384,603	1,962,390
Quality Bond Fund II - Primary Shares (FQB)	214	76
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	969,747	621,665
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)	1,372,155	1,854,658
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	5,879,761	1,300,134
VIP Growth Portfolio - Service Class 2 R (FG2R)	13,396,949	4,051,442
VIP High Income Portfolio - Service Class 2R (FHI2R)	5,828,924	5,109,205
Franklin Income Securities Fund - Class 2 (FTVIS2)	2,679,949	176,740
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	5,748,324	1,553,306
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	11,153,550	8,130,795
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	140,085	365,561
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	16,325,294	1,750,988
Global Securities Fund/VA - Service Class (OVGSS)	3,383,776	2,150,577
All Asset Portfolio - Advisor Class (PMVAAD)	7,599,504	8,059,923
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	3,322,276	3,520,483
Low Duration Portfolio - Advisor Class (PMVLAD)	16,238,618	16,174,851
Total Return Portfolio - Advisor Class (PMVTRD)	27,054,298	38,352,855
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	2,101,494	2,233,427
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	6,627,017	15,796,075
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	3,109,092	2,470,681
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	74,467,833	88,539,235
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	5,408,337	5,551,485
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	202,655	1,696,051
VP UltraShort NASDAQ-100 (PROUSN)	59,482,311	59,202,097
VP Access High Yield Fund (PROAHY)	174,011,408	147,223,188
VP Asia 30 (PROA30)	28,693,975	28,572,790
VP Banks (PROBNK)	12,474,835	12,628,751
VP Basic Materials (PROBM)	8,829,428	8,334,923
VP Bear (PROBR)	57,547,239	56,001,137
VP Biotechnology (PROBIO)	15,136,197	16,456,304
VP Bull (PROBL)	242,510,337	250,456,310
VP Consumer Goods (PROCG)	4,702,905	4,337,174
VP Consumer Services (PROCS)	11,064,969	7,650,676
VP Emerging Markets (PROEM)	27,892,670	29,324,905
VP Europe 30 (PROE30)	12,346,186	10,709,650
VP Financials (PROFIN)	10,040,825	9,151,262
VP Health Care (PROHC)	17,663,698	13,634,969
VP Industrials (PROIND)	13,208,270	9,070,284
VP International (PROINT)	9,440,269	8,307,525
VP Internet (PRONET)	9,223,355	7,008,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

VP Japan (PROJP)	31,847,857	30,426,449
VP NASDAQ-100 (PRON)	103,098,077	98,813,332
VP Oil & Gas (PROOG)	7,390,075	7,502,004
VP Pharmaceuticals (PROPHR)	6,865,935	5,047,420
VP Precious Metals (PROPM)	23,557,690	23,104,166
VP Real Estate (PRORE)	11,626,623	12,912,291
VP Rising Rates Opportunity (PRORRO)	37,446,621	36,247,523
VP Semiconductor (PROSCN)	11,528,606	11,449,830
VP Short Emerging Markets (PROSEM)	24,505,812	24,553,767
VP Short International (PROSIN)	10,573,631	10,267,764
VP Short NASDAQ-100 (PROSN)	24,533,348	24,246,326
VP Technology (PROTEC)	10,833,987	9,179,934
VP Telecommunications (PROTEL)	7,597,338	11,140,155
VP U.S. Government Plus (PROGVP)	86,013,526	86,436,921
VP UltraNASDAQ-100 (PROUN)	60,345,706	54,954,123
VP Utilities (PROUTL)	9,973,012	10,479,182
Global Managed Futures Strategy (RVMFU)	1,360,674	1,754,118
Variable Fund - Long Short Equity Fund (RSRF)	1,949,693	2,292,064
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)	4,716,027	3,304,870
Variable Trust - Banking Fund (RBKF)	22,977,004	25,337,896
Variable Trust - Basic Materials Fund (RBMF)	22,143,462	23,800,975
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)	2,721,886	3,899,045
Variable Trust - Biotechnology Fund (RBF)	28,808,277	29,109,639
Variable Fund - CLS AdvisorOne Clermont (RVCLR)	6,257,189	6,059,579
Variable Trust - Commodities Strategy Fund (RVCMD)	5,589,286	6,822,053
Variable Trust - Consumer Products Fund (RCPF)	29,780,568	31,433,706
Variable Trust - Dow 2x Strategy Fund (RVLDD)	59,087,289	55,223,962
Variable Trust - Electronics Fund (RELF)	16,992,550	17,504,319
Variable Trust - Energy Fund (RENF)	23,333,345	25,194,782
Variable Trust - Energy Services Fund (RESF)	27,175,393	26,330,148
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	22,686,240	22,924,323
Variable Trust - Financial Services Fund (RFSF)	19,894,664	20,371,043
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	407,373,699	402,869,149
Variable Trust - Health Care Fund (RHCF)	30,432,850	27,699,002
Variable Trust - Internet Fund (RINF)	17,828,525	14,709,985
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	92,158,992	91,842,417
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	282,274,984	273,371,907
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	8,371,281	7,947,662
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	29,880,783	31,343,522
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	60,708,907	59,823,139
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	53,714,075	54,262,702
Variable Trust - Japan 2x Strategy Fund (RLCJ)	25,646,255	25,977,216
Variable Trust - Leisure Fund (RLF)	4,077,318	6,196,005
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	24,010,770	27,365,480
Variable Fund - Multi-Hedge Strategies (RVARS)	4,398,179	5,441,537
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	84,463,471	74,706,925
Variable Trust - NASDAQ-100(R) Fund (ROF)	67,835,335	59,634,812
Variable Trust - Nova Fund (RNF)	180,752,121	166,218,161
Variable Trust - Precious Metals Fund (RPMF)	29,602,571	30,107,238
Variable Trust - Real Estate Fund (RREF)	38,852,761	44,133,926
Variable Trust - Retailing Fund (RRF)	25,733,492	24,694,616
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	65,218,806	66,482,457
Variable Trust - S&P 500 2x Strategy Fund (RTF)	71,054,465	66,814,816
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	58,821,839	46,147,398
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	89,903,868	67,858,662
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	95,519,378	81,940,520
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	105,006,843	94,090,212
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	64,057,805	52,043,038
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	29,681,444	24,983,477
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	10,699,044	13,001,812
Variable Trust - Technology Fund (RTEC)	20,708,436	20,608,701
Variable Trust - Telecommunications Fund (RTEL)	27,436,619	27,474,267
Variable Trust - Transportation Fund (RTRF)	25,789,408	23,092,877
Variable Trust - Utilities Fund (RUTL)	40,593,601	42,595,946
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	7,072,521	7,212,721
SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)	7,985,188	3,593,591
Series M (Macro Opportunities Series) (GSBLMO)	23,643	26
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	2,172,603	632,724
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)	560,178	1,726,546
Variable Insurance Portfolios - Asset Strategy (WRASP)	27,352,096	25,391,849
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)	587,090	1,209,869
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)	386,156	3,355,777
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)	382,883	4,695,443
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)	912,291	12,934,350
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)	919,682	17,099,642

Total	$5,389,222,429	$5,285,270,511

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2013	1.25% to 1.55%	15,416	$10.37 to $ 10.37	$159,842	0.00%	3.70% to 3.65%	****
Global Small Capitalization Fund - Class 4 (AMVGS4)
2013	0.45% to 2.45%	97,190	11.55 to 11.40	1,115,290	0.18%	15.53% to 13.97%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2013	0.45% to 2.45%	2,020,857	12.78 to 11.86	24,936,791	1.21%	13.90% to 11.61%
2012	0.45% to 2.45%	1,703,212	11.22 to 10.63	18,765,559	1.30%	9.47% to 7.27%
2011	0.45% to 2.45%	2,154,758	10.25 to 9.91	21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2013	0.45% to 2.10%	77,903	9.02 to 8.48	678,614	0.00%	-10.67% to -12.16%
2012	0.45% to 2.35%	76,969	10.09 to 9.59	757,682	0.00%	-2.54% to -4.40%
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
Dynamic VP HY Bond Fund (DXVHY)
2013	0.45% to 2.50%	243,208	10.92 to 10.55	2,603,468	2.21%	3.48% to 1.35%
2012	0.45% to 2.50%	3,380,507	10.55 to 10.41	35,460,908	2.03%	5.51% to 4.06%	****
VI Balanced-Risk Allocation Fund-Series II Shares (IVBRA2)
2013	1.15% to 1.95%	9,981	10.01 to 10.00	99,864	0.00%	0.09% to -0.02%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2013	0.45% to 2.15%	155,773	9.90 to 9.79	1,534,818	2.03%	-1.01% to -2.14%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2013	0.65% to 2.20%	132,266	11.13 to 10.68	1,439,574	3.25%	7.84% to 6.15%
2012	0.45% to 2.10%	65,019	10.36 to 10.07	665,915	1.72%	8.77% to 6.96%
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
The Merger Fund VL (MGRFV)
2013	1.40% to 1.60%	769	10.05	7,729	0.29%	0.53% to 0.50%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2013	0.45% to 2.50%	136,329	11.06 to 10.46	1,465,404	2.97%	-9.17% to -11.04%
2012	0.45% to 2.45%	116,382	12.17 to 11.77	1,399,443	2.00%	17.34% to 14.98%
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2013	1.15% to 2.20%	94,227	11.44 to 11.12	1,068,006	0.09%	14.42% to 13.21%
2012	0.45% to 2.10%	23,083	10.12 to 9.84	229,892	1.84%	13.18% to 11.30%
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2013	0.45% to 2.50%	252,548	11.03 to 10.43	2,700,517	3.52%	2.17% to 0.07%
2012	0.45% to 2.45%	147,631	10.79 to 10.43	1,569,234	0.46%	29.36% to 26.75%
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.45% to 2.45%	1,422,066	13.26 to 12.56	18,317,071	1.62%	22.73% to 20.27%
2012	0.45% to 2.45%	463,618	10.81 to 10.45	4,926,147	1.34%	15.19% to 12.88%
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.45% to 2.15%	308,078	13.39 to 14.62	4,810,959	5.64%	6.46% to 4.64%
2012	0.45% to 2.45%	435,367	12.58 to 13.40	6,431,471	1.48%	14.19% to 11.89%
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
2009	1.15% to 2.05%	5,140,397	11.56 to 11.47	59,088,133	9.02%	44.40% to 43.04%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.45% to 2.50%	312,339	10.25 to 9.50	3,129,777	0.96%	0.30% to -1.77%
2012	0.45% to 2.20%	190,632	10.22 to 9.75	1,930,557	0.63%	16.71% to 14.65%
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2013	0.45% to 1.90%	317,750	15.01 to 14.22	4,598,220	2.24%	28.89% to 27.02%
2012	1.15% to 1.90%	17,631	11.43 to 11.20	198,613	1.07%	14.81% to 13.94%
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2013	0.45% to 2.30%	621,011	13.05 to 12.19	7,851,324	2.42%	14.14% to 12.02%
2012	0.45% to 2.15%	217,237	11.44 to 10.92	2,507,709	1.54%	10.56% to 8.67%
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2013	0.45% to 2.50%	561,382	13.98 to 12.95	7,534,357	2.22%	20.70% to 18.22%
2012	1.15% to 2.20%	225,897	11.37 to 11.05	2,548,266	1.34%	12.33% to 11.14%
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013	0.45% to 2.30%	449,995	$11.68 to $ 10.90	$5,058,961	1.60%	4.46% to 2.52%
2012	0.45% to 2.30%	685,218	11.18 to 10.63	7,479,943	1.84%	7.01% to 5.02%
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2013	0.45% to 2.50%	1,910,678	13.50 to 12.51	24,832,669	2.68%	17.27% to 14.86%
2012	0.45% to 2.50%	311,040	11.51 to 10.89	3,517,624	1.20%	11.86% to 9.55%
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2013	0.45% to 2.50%	1,121,366	14.35 to 13.30	15,511,195	2.68%	23.72% to 21.17%
2012	0.45% to 2.10%	133,371	11.60 to 11.10	1,511,711	1.14%	14.07% to 12.17%
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2013	0.45% to 2.85%	508,881	12.61 to 11.53	6,182,259	2.43%	10.74% to 8.07%
2012	0.45% to 2.85%	222,877	11.39 to 10.67	2,488,745	1.89%	9.55% to 6.90%
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2013	0.45% to 2.45%	291,655	10.73 to 10.17	3,046,972	1.19%	-2.49% to -4.45%
2012	0.45% to 2.45%	635,977	11.01 to 10.64	6,868,065	2.23%	6.63% to 4.49%
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****
NVIT Nationwide Fund - Class III (TRF3)
2013	0.45% to 2.30%	113,926	15.59 to 16.83	1,841,734	1.53%	30.53% to 28.11%
2012	0.45% to 2.30%	83,029	11.94 to 13.14	1,043,764	1.90%	13.81% to 11.69%
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
2009	1.15% to 2.00%	27,729	10.20 to 9.54	274,707	1.26%	24.71% to 23.43%
NVIT Government Bond Fund - Class III (GBF3)
2013	0.45% to 2.15%	669,943	10.68 to 11.38	9,075,697	1.44%	-4.53% to -6.16%
2012	0.45% to 2.45%	1,281,066	11.19 to 11.96	18,225,025	1.99%	2.58% to 0.51%
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
2009	1.15% to 2.05%	1,651,392	13.25 to 12.38	21,353,505	3.44%	1.51% to 0.62%
American Century NVIT Growth Fund - Class II (CAF2)
2013	0.45% to 1.65%	7,357	11.88 to 11.79	86,833	1.24%	18.82% to 17.86%	****
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2013	0.45% to 1.95%	379,377	14.92 to 16.25	6,452,390	1.97%	26.61% to 24.70%
2012	0.45% to 1.80%	323,301	11.78 to 13.21	4,419,224	1.58%	15.40% to 13.83%
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
2009	1.15% to 2.05%	640,695	11.35 to 10.77	7,094,389	0.99%	25.90% to 24.59%
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
2013	0.45% to 2.00%	106,233	12.93 to 12.21	1,328,607	1.95%	12.92% to 11.17%
2012	0.45% to 2.00%	88,965	11.45 to 10.98	994,694	2.07%	8.99% to 7.28%
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
2013	1.00% to 2.50%	96,385	13.56 to 12.82	1,276,664	2.10%	18.20% to 16.41%
2012	1.15% to 2.50%	51,664	11.42 to 11.01	585,042	1.44%	11.01% to 9.49%
2011	1.15% to 2.00%	50,520	10.29 to 10.14	518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2013	0.45% to 2.30%	768,696	11.50 to 11.87	9,911,437	1.32%	4.23% to 2.30%
2012	0.45% to 2.30%	1,240,205	11.04 to 11.60	15,505,928	1.72%	4.68% to 2.73%
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
2009	1.15% to 2.05%	1,024,761	11.59 to 11.02	11,706,640	1.89%	7.99% to 7.00%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2013	0.45% to 2.50%	1,230,727	13.38 to 12.32	18,913,039	1.46%	16.03% to 13.64%
2012	0.45% to 2.50%	1,698,729	11.53 to 10.84	22,732,682	1.53%	10.34% to 8.07%
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
2009	1.15% to 2.05%	1,781,508	11.58 to 10.99	20,285,257	1.52%	18.00% to 16.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2013	0.45% to 1.95%	427,296	$14.25 to $ 15.67	$7,074,831	1.72%	21.82% to 19.98%
2012	0.45% to 1.80%	441,954	11.70 to 13.25	6,069,951	1.53%	13.23% to 11.71%
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
2009	1.15% to 2.05%	940,058	11.54 to 10.96	10,674,029	1.33%	22.84% to 21.60%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2013	0.45% to 2.50%	671,052	12.52 to 11.92	9,594,807	1.25%	10.10% to 7.83%
2012	0.45% to 2.50%	1,136,193	11.37 to 11.05	14,897,003	1.67%	7.48% to 5.26%
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
2009	1.15% to 2.05%	855,329	11.67 to 11.09	9,820,399	1.80%	13.31% to 12.25%
NVIT Money Market Fund - Class I (SAM)
2013	1.30%	7,408	9.53	70,606	0.00%	-1.30%
2012	1.30%	8,730	9.66	84,301	0.00%	-1.30%
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2013	0.45% to 2.45%	224,855	13.99 to 12.99	3,097,568	0.87%	20.53% to 18.11%
2012	0.45% to 2.45%	146,827	11.61 to 10.99	1,708,592	0.37%	15.00% to 12.68%
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2013	0.45% to 2.45%	210,197	12.48 to 11.59	2,564,300	2.33%	20.55% to 18.13%
2012	0.45% to 2.00%	96,323	10.35 to 13.16	1,004,054	0.17%	16.42% to 14.56%
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2013	0.45% to 2.15%	153,389	16.15 to 15.16	2,403,821	0.68%	33.81% to 31.53%
2012	0.45% to 2.20%	103,904	12.07 to 11.51	1,216,799	0.30%	15.62% to 13.58%
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2013	0.45% to 2.45%	177,261	15.20 to 14.11	2,590,277	1.44%	34.42% to 31.72%
2012	0.45% to 2.15%	85,985	11.30 to 10.80	950,777	1.62%	17.06% to 15.06%
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	1.15% to 1.60%	13,265	22.81 to 22.32	299,534	0.00%	37.35% to 36.72%
2012	1.15% to 1.60%	18,910	16.60 to 16.33	311,905	0.00%	13.58% to 13.06%
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
2009	1.15% to 1.85%	51,431	12.32 to 7.72	606,799	0.00%	23.18% to 22.49%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2013	0.45% to 2.45%	155,713	16.92 to 15.71	2,538,327	0.00%	37.98% to 35.21%
2012	0.45% to 2.35%	142,567	12.26 to 11.65	1,701,976	0.00%	14.13% to 11.94%
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.45% to 2.45%	314,354	16.50 to 15.32	5,049,077	1.23%	35.07% to 32.36%
2012	0.45% to 2.10%	117,223	12.22 to 11.69	1,397,941	1.58%	15.82% to 13.90%
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2013	0.45% to 2.50%	108,907	18.01 to 12.27	1,728,650	0.00%	43.72% to 40.77%
2012	0.45% to 2.10%	47,661	12.53 to 13.44	527,377	0.00%	12.87% to 10.99%
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
2009	1.15% to 1.85%	28,923	8.43 to 7.97	240,314	0.00%	26.17% to 25.07%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2013	0.45% to 2.45%	132,331	17.07 to 14.54	2,714,433	1.05%	39.74% to 36.94%
2012	0.45% to 2.00%	65,799	12.22 to 14.90	968,868	0.99%	20.04% to 18.27%
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
2009	1.15% to 1.85%	41,827	11.68 to 11.05	480,065	0.60%	24.87% to 23.83%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2013	0.45% to 2.10%	142,009	$16.81 to $ 25.48	$3,283,214	0.15%	40.32% to 37.99%
2012	0.45% to 2.20%	156,996	11.98 to 18.28	2,626,810	0.17%	14.96% to 12.93%
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
2009	1.15% to 2.05%	163,471	13.02 to 12.13	2,092,955	0.26%	33.18% to 31.80%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.45% to 1.95%	46,071	9.63 to 9.54	440,814	2.70%	-3.66% to -4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.45% to 2.45%	670,646	10.28 to 9.74	6,714,747	1.29%	-0.35% to -2.35%
2012	0.45% to 2.45%	648,630	10.32 to 9.98	6,575,235	1.70%	3.06% to 0.98%
2011	0.45% to 2.10%	443,708	10.01 to 9.90	4,420,514	1.17%	0.13% to -0.98%	****
NVIT Real Estate Fund - Class II (NVRE2)
2013	1.15% to 1.90%	15,642	9.33 to 9.28	145,645	1.99%	-6.70% to -7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2013	0.45% to 2.55%	15,784,398	9.82 to 9.01	148,787,115	0.00%	-0.45% to -2.55%
2012	0.45% to 2.55%	20,569,054	9.86 to 9.24	196,942,746	0.00%	-0.45% to -2.56%
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
2009	0.45% to 2.90%	27,007,244	10.00 to 9.98	269,859,905	0.00%	-0.02% to -0.16%	****
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2013	0.45% to 2.15%	239,471	11.64 to 11.45	2,763,519	1.23%	16.42% to 14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2013	0.45% to 2.30%	69,366	11.91 to 11.70	817,539	0.00%	19.10% to 16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2013	1.35%	584	10.35	6,046	1.03%	3.53%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2013	1.35%	472	10.32	4,873	1.54%	3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2013	1.35%	1,163	10.26	11,932	1.56%	2.60%	****
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2013	0.45% to 2.50%	253,002	10.01 to 9.69	2,486,015	0.00%	3.45% to 1.32%
2012	0.45% to 1.90%	130,290	9.68 to 9.60	1,251,899	0.00%	-3.24% to -4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2013	0.45% to 2.50%	1,343,033	10.69 to 10.35	14,102,480	1.15%	4.13% to 1.99%
2012	0.45% to 2.35%	2,580,347	10.26 to 10.16	26,301,442	0.00%	2.65% to 1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2013	0.45% to 2.10%	1,102,338	9.72 to 9.61	10,653,275	0.00%	-2.79% to -3.87%	****
VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)
2013	1.15% to 1.60%	27,734	9.93	275,464	0.03%	-0.65% to -0.72%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2013	0.45% to 2.15%	107,843	11.93 to 11.40	1,257,501	2.48%	15.75% to 13.77%
2012	0.45% to 2.15%	277,177	10.31 to 10.02	2,797,736	1.06%	12.86% to 10.93%
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2013	0.45% to 2.45%	310,052	16.53 to 13.22	5,487,546	2.29%	35.21% to 32.50%
2012	0.45% to 2.45%	296,635	12.22 to 9.98	3,949,391	2.03%	14.23% to 11.93%
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
2009	1.15% to 2.05%	324,541	10.49 to 9.77	3,334,930	4.67%	16.74% to 15.51%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.45% to 2.50%	642,753	10.42 to 9.86	6,514,580	1.62%	-8.89% to -10.77%
2012	0.45% to 2.50%	854,035	11.44 to 11.05	9,618,190	2.50%	6.90% to 4.69%
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2013	1.15% to 1.60%	25,186	16.72 to 15.85	414,407	0.53%	35.44% to 34.83%
2012	1.15% to 1.80%	27,728	12.35 to 11.51	336,263	0.00%	12.63% to 11.93%
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
2009	1.15% to 2.05%	91,946	9.56 to 8.90	859,093	0.29%	32.99% to 31.61%
VP Value Fund - Class III (ACVV3)
2013	0.45% to 2.50%	525,812	15.77 to 13.63	10,132,795	1.71%	31.13% to 28.44%
2012	0.45% to 2.45%	392,383	12.02 to 10.65	5,793,902	1.93%	14.06% to 11.76%
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
2009	1.15% to 2.05%	481,074	12.20 to 11.38	5,721,824	6.05%	18.48% to 17.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2013	1.30%	301	$ 17.00	$5,116	4.17%	-0.28%
2012	1.30%	302	17.05	5,148	4.02%	8.29%
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2013	0.45% to 2.45%	167,158	11.74 to 11.12	1,912,478	1.54%	14.82% to 12.51%
2012	0.45% to 2.10%	135,649	10.22 to 9.94	1,370,416	1.63%	11.73% to 9.87%
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
2013	0.95% to 1.60%	386,322	22.38 to 21.80	8,675,282	0.85%	29.17% to 28.81%
2012	1.15% to 2.00%	408,007	17.77 to 16.24	7,084,390	1.04%	14.81% to 14.03%
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
2009	1.15% to 2.05%	908,969	13.93 to 12.99	12,376,454	1.04%	33.90% to 32.49%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2013	0.45% to 2.45%	635,670	15.41 to 12.37	10,469,708	2.96%	27.22% to 24.66%
2012	0.45% to 2.45%	380,812	12.11 to 9.92	5,004,941	3.16%	16.53% to 14.18%
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
2009	1.15% to 2.05%	489,408	10.42 to 9.70	5,000,669	1.98%	28.45% to 27.06%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2013	0.45% to 2.45%	1,062,979	17.23 to 14.09	17,083,564	0.33%	35.36% to 32.64%
2012	0.45% to 2.45%	434,393	12.73 to 10.62	5,233,229	0.41%	13.89% to 11.60%
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****
2009	1.15% to 2.05%	445,278	9.02 to 8.39	3,936,869	0.14%	26.51% to 25.09%
VIP High Income Portfolio - Service Class 2R (FHI2R)
2013	0.45% to 2.50%	290,706	11.21 to 10.83	3,211,341	5.89%	5.39% to 3.22%
2012	0.45% to 1.95%	243,175	10.64 to 10.53	2,585,872	9.19%	6.41% to 5.34%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.45% to 2.50%	248,403	10.61 to 10.47	2,616,861	0.71%	6.13% to 4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2013	0.45% to 2.45%	390,390	11.49 to 11.34	4,461,802	0.63%	14.93% to 13.38%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.45% to 2.45%	444,351	14.53 to 13.49	6,273,995	9.76%	23.21% to 20.74%
2012	0.45% to 2.45%	288,602	11.79 to 11.17	3,369,370	2.27%	14.81% to 12.50%
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
ClearBridge Variable All Cap Value Portfolio Class I (SBTRP)
2011	1.30%	1,435	23.02	33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%
2009	1.30%	1,436	21.60	31,016	1.40%	27.68%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2013	1.30%	167,040	12.80	2,138,524	1.60%	30.65%
2012	1.30%	196,403	9.80	1,924,572	2.18%	14.99%
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
2009	1.30%	250,350	7.61	1,906,211	1.89%	22.88%
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2013	0.45% to 2.15%	1,421,771	10.08 to 9.96	14,237,535	7.51%	0.75% to -0.40%	****
Global Securities Fund/VA - Service Class (OVGSS)
2013	0.45% to 2.15%	120,749	11.50 to 11.36	1,381,183	0.01%	14.95% to 13.64%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2013	0.45% to 2.45%	1,033,371	10.92 to 10.35	10,955,429	4.34%	-0.34% to -2.34%
2012	0.45% to 2.45%	1,116,827	10.96 to 10.60	12,010,027	5.62%	14.29% to 11.99%
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2013	0.45% to 2.45%	172,093	11.52 to 10.69	1,916,166	1.68%	-6.99% to -8.86%
2012	0.45% to 2.50%	194,743	12.39 to 11.72	2,366,621	5.86%	4.76% to 2.59%
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2013	0.45% to 2.50%	1,403,301	10.33 to 9.77	14,080,239	1.36%	-0.68% to -2.73%
2012	0.45% to 2.50%	1,391,273	10.40 to 10.05	14,200,810	1.77%	5.27% to 3.10%
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2013	0.45% to 2.45%	1,920,626	10.69 to 10.13	19,950,741	2.02%	-2.49% to -4.45%
2012	0.45% to 2.50%	3,032,974	10.97 to 10.59	32,658,037	2.46%	9.01% to 6.76%
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2013	0.45% to 2.50%	185,582	$10.08 to $ 9.34	$1,798,964	1.66%	-15.10% to -16.85%
2012	0.45% to 2.40%	198,165	11.87 to 11.26	2,296,512	2.48%	4.65% to 2.60%
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2013	0.45% to 2.15%	330,217	12.23 to 11.48	3,895,080	4.76%	-7.46% to -9.04%
2012	0.45% to 2.50%	1,109,109	13.21 to 12.50	14,300,058	4.82%	17.24% to 14.82%
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2013	0.45% to 2.50%	479,981	11.34 to 10.51	5,237,413	0.92%	-8.98% to -10.85%
2012	0.45% to 2.45%	421,386	12.46 to 11.80	5,124,656	1.59%	6.38% to 4.24%
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2013	0.45% to 2.50%	3,173,122	13.09 to 12.13	40,136,238	5.31%	5.15% to 2.99%
2012	0.45% to 2.45%	4,473,575	12.44 to 11.79	54,386,699	5.59%	13.68% to 11.39%
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2013	0.45% to 2.10%	156,684	9.27 to 8.72	1,396,179	0.82%	-2.63% to -4.25%
2012	0.45% to 2.10%	173,846	9.52 to 9.11	1,615,679	0.23%	11.16% to 9.31%
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2013	0.95% to 2.10%	59,331	21.64 to 12.80	807,700	5.09%	10.30% to 9.46%
2012	1.15% to 2.45%	193,894	12.00 to 11.58	2,340,894	5.23%	14.36% to 12.85%
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
VP UltraShort NASDAQ-100 (PROUSN)
2013	0.65% to 2.15%	238,140	1.88 to 1.78	427,662	0.00%	-48.97% to -49.74%
2012	1.15% to 2.45%	280,253	3.64 to 3.51	1,000,554	0.00%	-35.97% to -36.82%
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
VP Access High Yield Fund (PROAHY)
2013	0.45% to 2.45%	6,759,648	13.94 to 12.94	91,050,949	2.72%	9.52% to 7.32%
2012	0.45% to 2.45%	5,021,067	12.72 to 12.06	62,207,797	4.74%	13.61% to 11.32%
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2013	0.45% to 2.45%	264,312	10.69 to 9.93	2,720,895	0.03%	14.45% to 12.16%
2012	0.65% to 2.15%	276,877	9.29 to 8.92	2,518,717	0.00%	14.73% to 12.99%
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2013	0.45% to 2.15%	126,901	13.24 to 12.64	1,633,420	0.28%	32.85% to 30.59%
2012	1.15% to 2.15%	155,165	9.85 to 9.68	1,516,565	0.00%	31.87% to 30.53%
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2013	0.45% to 2.20%	262,357	9.89 to 9.43	2,519,862	0.83%	17.90% to 15.83%
2012	1.15% to 2.15%	208,000	8.29 to 8.15	1,709,693	0.20%	7.24% to 6.15%
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2013	0.45% to 2.35%	327,711	4.97 to 4.63	1,562,595	0.00%	-26.88% to -28.28%
2012	0.45% to 2.35%	149,740	6.80 to 6.46	992,882	0.00%	-16.97% to -18.56%
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2013	0.45% to 2.45%	330,278	22.09 to 20.93	7,081,443	0.00%	67.66% to 64.30%
2012	0.45% to 2.15%	473,197	13.18 to 12.80	6,141,389	0.00%	40.07% to 37.68%
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2013	0.45% to 2.50%	711,453	15.21 to 14.09	10,433,701	0.00%	29.17% to 26.51%
2012	0.45% to 2.45%	1,418,158	11.77 to 11.15	16,287,866	0.00%	13.38% to 11.09%
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Consumer Goods (PROCG)
2013	0.45% to 2.15%	102,777	$14.03 to $ 13.40	$1,401,184	0.86%	27.87% to 25.69%
2012	0.45% to 2.45%	68,405	10.97 to 10.61	737,174	1.31%	10.36% to 8.14%
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2013	0.45% to 2.15%	320,513	16.40 to 15.67	5,108,147	0.17%	39.24% to 36.86%
2012	0.85% to 2.40%	94,015	11.70 to 11.40	1,087,057	0.00%	21.06% to 19.16%
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2013	0.45% to 2.45%	425,737	8.75 to 8.12	3,580,510	0.38%	-6.84% to -8.72%
2012	0.45% to 2.45%	576,322	9.39 to 8.90	5,280,262	0.99%	6.09% to 3.95%
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2013	0.45% to 2.45%	314,135	13.59 to 12.61	4,079,277	0.46%	21.09% to 18.66%
2012	0.45% to 2.35%	185,175	11.22 to 10.66	2,032,880	1.09%	16.07% to 13.85%
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2013	1.15% to 2.45%	135,152	13.33 to 12.87	1,777,733	0.34%	30.56% to 28.84%
2012	1.15% to 2.45%	64,514	10.21 to 9.99	652,782	0.22%	23.29% to 21.67%
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****
VP Health Care (PROHC)
2013	0.45% to 2.50%	407,435	15.70 to 14.86	6,211,685	0.33%	39.13% to 36.27%
2012	1.15% to 2.50%	113,070	11.15 to 10.90	1,251,835	0.33%	16.05% to 14.46%
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2013	0.45% to 2.35%	532,485	13.93 to 13.23	7,200,812	0.30%	37.57% to 34.94%
2012	0.45% to 2.45%	196,512	10.12 to 9.79	1,948,860	0.33%	15.28% to 12.96%
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****
VP International (PROINT)
2013	0.45% to 2.45%	383,339	12.79 to 11.87	4,695,778	0.00%	18.96% to 16.57%
2012	0.45% to 2.45%	320,958	10.75 to 10.19	3,347,319	0.00%	15.41% to 13.09%
2011	0.45% to 2.10%	262,523	9.32 to 9.06	2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****
VP Internet (PRONET)
2013	0.45% to 2.45%	219,621	15.32 to 14.51	3,265,348	0.00%	51.03% to 48.00%
2012	1.15% to 2.15%	51,684	10.02 to 9.85	514,948	0.00%	18.38% to 17.18%
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2013	0.45% to 2.20%	303,478	13.15 to 12.32	3,830,548	0.00%	47.57% to 44.98%
2012	0.45% to 2.15%	152,930	8.91 to 8.51	1,317,530	0.00%	22.40% to 20.30%
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2013	0.45% to 2.45%	634,252	16.93 to 15.72	10,386,060	0.00%	33.67% to 30.99%
2012	0.45% to 2.45%	385,195	12.66 to 12.00	4,763,244	0.00%	15.71% to 13.38%
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil & Gas (PROOG)
2013	0.45% to 2.50%	290,843	14.34 to 13.29	4,009,939	0.46%	23.51% to 20.97%
2012	0.45% to 2.45%	311,471	11.61 to 11.00	3,516,237	0.09%	2.43% to 0.37%
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2013	0.45% to 2.45%	212,949	15.25 to 14.45	3,148,383	2.06%	31.03% to 28.40%
2012	0.45% to 2.45%	94,784	11.64 to 11.25	1,085,763	0.92%	11.35% to 9.11%
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2013	0.45% to 2.50%	516,611	4.38 to 4.14	2,198,155	0.00%	-38.22% to -39.50%
2012	0.45% to 2.45%	410,943	7.09 to 6.85	2,862,803	0.00%	-14.93% to -16.65%
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2013	0.45% to 2.50%	186,742	10.84 to 10.26	1,968,101	1.11%	-0.36% to -2.41%
2012	0.45% to 2.50%	307,573	10.88 to 10.51	3,286,004	2.70%	16.64% to 14.24%
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Rising Rates Opportunity (PRORRO)
2013	0.45% to 2.45%	406,251	$5.92 to $ 5.49	$2,315,767	0.00%	15.95% to 13.62%
2012	0.45% to 2.45%	174,521	5.10 to 4.84	864,364	0.00%	-7.35% to -9.22%
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2013	0.45% to 2.15%	27,132	11.23 to 10.73	297,110	0.14%	32.87% to 30.61%
2012	0.45% to 1.65%	13,309	8.45 to 8.28	110,521	0.32%	-4.60% to -5.75%
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2013	0.45% to 2.30%	33,825	7.94 to 7.41	262,351	0.00%	-0.68% to -2.53%
2012	1.15% to 2.30%	63,269	7.84 to 7.60	491,393	0.00%	-14.05% to -15.05%
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2013	0.45% to 2.30%	99,808	5.44 to 5.08	515,832	0.00%	-21.36% to -22.83%
2012	1.15% to 2.30%	58,276	6.79 to 6.58	390,351	0.00%	-21.08% to -22.00%
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****
VP Short NASDAQ-100 (PROSN)
2013	0.45% to 2.15%	100,893	4.42 to 4.15	423,062	0.00%	-29.72% to -30.92%
2012	1.15% to 2.30%	81,510	6.17 to 5.98	494,350	0.00%	-19.73% to -20.67%
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2013	0.85% to 2.15%	329,911	12.63 to 12.19	4,079,935	0.00%	24.13% to 22.50%
2012	0.45% to 2.30%	190,108	10.24 to 9.93	1,912,005	0.00%	9.81% to 7.77%
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2013	0.45% to 2.45%	34,300	12.39 to 11.74	412,848	1.85%	11.56% to 9.32%
2012	1.15% to 2.15%	363,734	10.97 to 10.79	3,982,906	0.12%	15.17% to 14.01%
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2013	0.65% to 2.15%	135,761	12.16 to 11.50	1,593,389	0.17%	-19.64% to -20.85%
2012	0.45% to 2.15%	211,249	15.22 to 14.53	3,136,876	0.00%	0.52% to -1.20%
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP UltraNASDAQ-100 (PROUN)
2013	0.45% to 2.45%	312,708	26.72 to 24.81	8,062,616	0.00%	78.24% to 74.66%
2012	0.45% to 2.45%	92,860	14.99 to 14.20	1,354,071	0.00%	33.15% to 30.47%
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2013	0.45% to 2.50%	112,703	12.23 to 11.57	1,336,584	3.07%	12.80% to 10.48%
2012	0.45% to 2.50%	163,570	10.84 to 10.47	1,734,505	1.99%	-0.31% to -2.37%
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Global Managed Futures Strategy (RVMFU)
2013	0.45% to 2.55%	454,481	7.33 to 6.58	3,156,056	0.00%	2.13% to -0.03%
2012	0.45% to 2.55%	506,656	7.18 to 6.58	3,479,836	0.00%	-11.60% to -13.48%
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
2009	0.45% to 2.90%	1,649,444	9.30 to 9.05	15,154,726	0.00%	-4.45% to -6.82%
Variable Fund - Long Short Equity Fund (RSRF)
2013	0.45% to 2.55%	564,715	10.35 to 10.21	7,978,425	0.00%	16.93% to 14.46%
2012	0.45% to 2.55%	594,453	8.85 to 8.92	7,197,791	0.00%	3.96% to 1.76%
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
2009	0.45% to 2.90%	1,646,126	8.27 to 10.27	19,107,329	0.08%	26.72% to 23.42%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2013	0.45% to 2.50%	1,198,793	12.22 to 11.33	14,563,763	0.02%	22.88% to 20.35%
2012	0.45% to 2.50%	1,064,254	9.94 to 9.42	10,631,772	0.00%	13.19% to 10.86%
2011	0.45% to 2.50%	1,278,798	8.78 to 8.49	11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
2009	0.45% to 2.50%	1,152,844	8.30 to 8.35	9,893,619	0.98%	38.78% to 35.71%
Variable Trust - Banking Fund (RBKF)
2013	1.15% to 2.40%	196,923	8.50 to 6.91	1,611,604	0.55%	27.70% to 26.08%
2012	0.45% to 2.50%	584,843	5.06 to 4.15	3,684,231	0.24%	23.66% to 21.11%
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
2009	1.15% to 2.45%	292,935	6.31 to 5.63	1,815,371	3.49%	-4.55% to -6.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Basic Materials Fund (RBMF)
2013	0.45% to 2.50%	218,828	$10.90 to $ 12.55	$4,895,991	0.62%	0.79% to -1.28%
2012	0.45% to 2.50%	317,742	10.82 to 12.72	7,003,662	0.00%	10.22% to 7.95%
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
2009	0.45% to 2.85%	1,278,562	9.36 to 14.80	24,972,245	0.29%	54.76% to 50.76%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2013	0.45% to 2.50%	677,455	12.06 to 10.50	7,580,969	1.52%	18.21% to 15.78%
2012	0.45% to 2.50%	803,979	10.20 to 9.07	7,703,594	1.12%	11.91% to 9.60%
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
2009	0.65% to 2.50%	595,725	8.40 to 7.97	4,864,031	2.92%	34.91% to 32.20%
Variable Trust - Biotechnology Fund (RBF)
2013	0.45% to 2.50%	412,742	27.90 to 21.06	9,526,308	0.00%	53.51% to 50.35%
2012	0.45% to 2.50%	442,089	18.17 to 14.01	6,648,173	0.00%	35.37% to 32.58%
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%
2009	0.80% to 2.50%	674,210	10.97 to 8.51	6,240,698	0.00%	17.39% to 15.37%
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2013	0.45% to 2.50%	1,377,640	11.59 to 10.31	15,158,693	1.58%	9.67% to 7.41%
2012	0.45% to 2.50%	1,398,310	10.57 to 9.60	14,164,565	1.63%	10.29% to 8.01%
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
2009	0.65% to 2.45%	775,677	8.69 to 8.45	6,762,244	3.86%	21.79% to 19.49%
Variable Trust - Commodities Strategy Fund (RVCMD)
2013	0.45% to 2.55%	679,934	6.35 to 5.15	3,163,749	0.00%	-3.65% to -5.68%
2012	0.45% to 2.55%	929,892	6.59 to 5.46	4,541,338	0.00%	-1.85% to -3.93%
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
2009	0.45% to 2.90%	3,091,102	6.72 to 4.76	15,641,976	1.95%	11.06% to 7.79%
Variable Trust - Consumer Products Fund (RCPF)
2013	0.45% to 2.50%	312,694	17.89	7,850,995	1.14%	27.67% to 25.05%
2012	0.45% to 2.50%	382,444	14.01 to 14.31	7,652,079	1.19%	8.56% to 6.31%
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
2009	0.65% to 2.85%	906,887	9.71 to 11.31	13,001,271	1.87%	18.34% to 15.65%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2013	0.45% to 2.50%	860,829	12.73 to 14.64	15,127,161	0.00%	61.97% to 58.64%
2012	0.45% to 2.50%	633,796	7.86 to 9.23	6,909,061	0.00%	16.62% to 14.21%
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
2009	1.15% to 2.45%	1,297,103	7.24 to 6.68	9,238,924	0.00%	35.30% to 32.87%
Variable Trust - Electronics Fund (RELF)
2013	0.45% to 2.50%	234,202	9.43 to 7.81	2,140,213	0.25%	34.44% to 31.68%
2012	1.15% to 2.50%	298,819	7.01 to 5.93	2,056,409	0.00%	-0.16% to -1.48%
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
2009	0.65% to 2.85%	2,106,765	7.66 to 5.17	16,009,254	0.00%	70.73% to 66.75%
Variable Trust - Energy Fund (RENF)
2013	0.45% to 2.50%	306,654	11.71 to 12.48	8,105,926	0.20%	22.91% to 20.38%
2012	0.45% to 2.50%	384,516	9.52 to 10.36	8,364,527	0.00%	1.94% to -0.16%
2011	0.45% to 2.50%	431,951	9.34 to 10.38	9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
2009	0.45% to 2.85%	918,673	8.41 to 16.82	18,118,995	0.00%	37.88% to 34.26%
Variable Trust - Energy Services Fund (RESF)
2013	0.45% to 2.50%	261,356	10.27 to 11.52	7,762,863	0.00%	23.33% to 20.79%
2012	0.45% to 2.45%	241,614	8.33 to 9.57	5,828,967	0.00%	-0.05% to -2.06%
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
2009	0.45% to 2.85%	1,013,485	7.36 to 13.78	22,332,285	0.00%	61.69% to 57.29%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2013	0.45% to 2.20%	598,527	7.08 to 13.12	7,083,250	0.19%	23.34% to 21.17%
2012	0.45% to 2.15%	724,600	5.74 to 10.88	6,751,752	1.30%	21.11% to 19.04%
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
2009	0.80% to 2.85%	822,161	6.26 to 9.48	9,108,319	2.89%	34.57% to 31.35%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Financial Services Fund (RFSF)
2013	0.45% to 2.50%	505,938	$8.22 to $ 7.07	$5,285,828	0.51%	26.98% to 24.37%
2012	0.45% to 2.50%	545,150	6.48 to 5.69	4,530,810	0.20%	22.13% to 19.61%
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
2009	0.80% to 2.85%	2,028,811	5.45 to 5.96	14,546,205	2.08%	18.72% to 15.94%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2013	0.45% to 2.55%	349,681	13.91 to 11.47	5,255,438	0.73%	-18.62% to -20.34%
2012	0.45% to 2.55%	587,510	17.09 to 14.39	10,996,570	0.78%	2.54% to 0.37%
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
2009	0.45% to 2.90%	1,282,305	10.79 to 9.43	15,740,365	2.19%	-31.85% to -33.53%
Variable Trust - Health Care Fund (RHCF)
2013	0.45% to 2.50%	702,990	17.24 to 15.41	13,485,978	0.20%	41.18% to 38.27%
2012	0.45% to 2.50%	528,331	12.21 to 11.14	7,252,714	0.00%	16.64% to 14.23%
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
2009	0.45% to 2.85%	1,509,956	9.45 to 11.01	16,388,238	0.00%	24.09% to 21.02%
Variable Trust - Internet Fund (RINF)
2013	0.45% to 2.50%	310,691	17.61 to 16.94	8,210,449	0.00%	50.55% to 47.45%
2012	0.45% to 2.50%	185,142	11.70 to 11.49	3,319,461	0.00%	18.79% to 16.34%
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
2009	0.45% to 2.85%	1,463,762	9.34 to 14.34	21,063,351	0.00%	65.11% to 61.02%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2013	1.15% to 2.30%	1,540,494	1.13 to 1.01	1,652,682	0.00%	-44.53% to -45.18%
2012	1.15% to 2.50%	1,663,040	2.03 to 2.25	3,259,130	0.00%	-23.35% to -24.40%
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%
2009	0.65% to 2.45%	1,494,684	8.85 to 4.95	7,772,810	0.00%	-45.01% to -46.02%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2013	0.45% to 2.50%	2,866,211	4.88 to 4.56	12,393,562	0.00%	14.74% to 12.38%
2012	0.45% to 2.50%	869,975	4.25 to 4.06	3,218,671	0.00%	-6.62% to -8.55%
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
2009	0.65% to 2.45%	1,665,991	7.54 to 6.12	10,920,647	0.00%	18.64% to 16.39%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2013	0.45% to 2.15%	298,812	3.51 to 2.20	694,206	0.00%	-27.90% to -29.13%
2012	1.15% to 2.15%	163,777	3.39 to 3.11	532,489	0.00%	-19.30% to -20.12%
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
2009	1.15% to 2.10%	234,253	6.21 to 5.88	1,418,650	0.00%	-36.02% to -36.66%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2013	0.45% to 2.15%	399,140	3.32 to 1.71	589,385	0.00%	-29.37% to -30.58%
2012	0.45% to 2.15%	1,229,953	4.70 to 2.47	2,556,769	0.00%	-19.01% to -20.40%
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
2009	1.15% to 2.15%	2,220,914	3.66 to 3.35	7,954,958	0.13%	-40.77% to -41.39%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2013	0.45% to 2.30%	603,134	3.13 to 1.95	1,327,490	0.00%	-31.16% to -32.44%
2012	0.45% to 2.50%	353,496	4.55 to 3.86	1,111,165	0.00%	-18.52% to -20.21%
2011	0.45% to 2.50%	669,629	5.58 to 4.84	2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
2009	1.15% to 2.15%	1,031,856	6.04 to 5.70	6,121,445	0.00%	-33.63% to -34.33%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2013	0.45% to 2.40%	737,210	4.56 to 2.50	2,017,505	0.00%	-26.85% to -28.28%
2012	0.45% to 2.50%	1,072,355	6.24 to 5.10	4,048,971	0.00%	-17.35% to -19.06%
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
2009	1.15% to 2.45%	2,056,718	6.44 to 5.77	12,993,359	0.00%	-28.38% to -29.32%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2013	0.45% to 2.50%	175,090	11.30 to 9.98	2,492,057	0.00%	55.30% to 52.10%
2012	1.15% to 2.00%	246,456	8.86 to 8.04	2,124,721	0.00%	18.72% to 17.70%
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
2009	0.80% to 2.50%	371,247	7.40 to 8.27	3,353,068	0.35%	22.69% to 20.42%

(Continued)

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Leisure Fund (RLF)
2013	0.45% to 2.50%	191,698	$15.61 to $ 14.86	$4,912,517	0.59%	41.77% to 38.85%
2012	0.45% to 2.50%	283,744	11.01 to 10.70	5,168,194	0.00%	20.77% to 18.28%
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
2009	0.80% to 2.85%	921,523	6.83 to 8.19	10,658,549	0.00%	35.63% to 32.54%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2013	0.45% to 2.50%	181,969	15.31 to 14.27	4,876,218	0.00%	49.56% to 46.48%
2012	0.45% to 2.50%	321,813	10.24 to 9.74	6,437,591	0.00%	23.77% to 21.21%
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
2009	1.15% to 2.50%	442,029	14.22 to 12.67	6,122,243	0.05%	50.64% to 48.14%
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.45% to 2.55%	794,484	8.80 to 7.95	7,062,750	0.00%	1.20% to -0.94%
2012	0.45% to 2.55%	901,230	8.69 to 8.03	7,991,268	0.68%	1.76% to -0.39%
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
2009	0.80% to 2.90%	1,449,094	7.79 to 7.77	11,878,433	1.16%	-4.06% to -6.17%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2013	0.45% to 2.45%	936,401	20.86 to 21.12	20,772,792	0.00%	79.40% to 75.81%
2012	0.45% to 2.50%	458,586	11.63 to 11.97	5,970,633	0.00%	33.52% to 30.77%
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
2009	0.80% to 2.50%	1,317,022	6.41 to 6.67	9,671,360	0.00%	116.06% to 111.51%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2013	0.45% to 2.55%	887,995	17.38 to 16.84	19,264,862	0.00%	34.01% to 31.19%
2012	0.45% to 2.55%	436,120	12.97 to 12.84	7,425,414	0.00%	16.24% to 13.79%
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
2009	0.45% to 2.90%	1,034,035	9.30 to 10.15	13,364,511	0.00%	51.32% to 47.46%
Variable Trust - Nova Fund (RNF)
2013	0.45% to 2.55%	1,902,052	12.69 to 12.53	28,504,432	0.09%	48.32% to 45.19%
2012	0.45% to 2.55%	841,905	8.55 to 8.63	9,379,489	0.00%	21.69% to 19.12%
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
2009	0.80% to 2.90%	2,832,370	5.93 to 6.76	22,327,953	1.02%	34.42% to 31.16%
Variable Trust - Precious Metals Fund (RPMF)
2013	0.45% to 2.50%	851,731	5.62 to 5.38	9,524,330	0.93%	-46.34% to -47.45%
2012	0.45% to 2.50%	885,640	10.48 to 10.24	19,661,667	0.00%	-4.53% to -6.50%
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%
2009	0.45% to 2.85%	1,749,261	10.57 to 15.11	41,188,189	0.00%	48.57% to 44.84%
Variable Trust - Real Estate Fund (RREF)
2013	0.45% to 2.50%	391,260	10.52 to 9.19	7,335,555	2.09%	3.48% to 1.35%
2012	0.45% to 2.50%	680,026	10.17 to 9.06	12,388,116	1.15%	17.81% to 15.38%
2011	0.45% to 2.50%	526,180	8.63 to 7.86	8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
2009	0.45% to 2.85%	1,585,824	6.82 to 10.64	20,047,664	3.00%	24.70% to 21.33%
Variable Trust - Retailing Fund (RRF)
2013	0.45% to 2.50%	192,774	17.51 to 15.44	4,609,507	0.02%	35.19% to 32.40%
2012	1.15% to 2.50%	162,131	18.29 to 11.66	2,891,298	0.00%	15.43% to 13.85%
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
2009	0.45% to 2.85%	942,391	8.53 to 9.24	11,098,945	0.00%	43.57% to 40.04%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2013	0.45% to 2.50%	252,741	14.15 to 12.51	5,980,277	0.00%	57.85% to 54.60%
2012	0.45% to 2.50%	279,441	8.96 to 8.09	4,500,142	0.00%	21.55% to 19.04%
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
2009	0.80% to 2.50%	403,619	6.09 to 10.40	4,574,267	0.00%	32.25% to 29.58%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2013	0.45% to 2.50%	1,014,924	11.64 to 11.86	15,631,139	0.00%	67.95% to 64.50%
2012	0.45% to 2.50%	582,339	6.93 to 7.21	5,226,163	0.00%	28.80% to 26.15%
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
2009	0.45% to 2.45%	1,557,121	4.50 to 5.57	9,485,792	0.47%	45.72% to 41.98%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2013	0.45% to 2.50%	2,287,444	$17.32 to $ 15.51	$40,474,629	0.00%	40.68% to 37.79%
2012	0.45% to 2.50%	1,437,364	12.31 to 11.26	18,360,948	0.00%	12.80% to 10.47%
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
2009	0.80% to 2.85%	1,732,122	8.83 to 8.81	16,455,478	0.00%	46.06% to 42.88%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2013	0.45% to 2.50%	2,417,188	14.50 to 14.09	43,034,012	0.00%	44.61% to 41.63%
2012	0.45% to 2.50%	1,057,510	10.02 to 9.94	13,120,094	0.39%	21.68% to 19.17%
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
2009	0.45% to 2.85%	1,825,662	7.14 to 8.58	16,830,155	3.47%	50.58% to 46.61%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2013	0.45% to 2.50%	1,496,626	20.39 to 18.00	35,384,794	0.00%	33.45% to 30.70%
2012	0.45% to 2.50%	995,696	15.28 to 13.78	18,018,082	0.00%	15.53% to 13.15%
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
2009	0.45% to 2.85%	2,315,874	10.13 to 11.50	28,587,758	0.00%	56.11% to 52.24%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2013	0.45% to 2.50%	1,127,639	14.08 to 13.36	20,702,285	0.10%	35.19% to 32.41%
2012	0.45% to 2.30%	483,777	10.42 to 12.98	6,630,169	0.00%	16.46% to 14.29%
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
2009	0.45% to 2.85%	1,560,171	8.09 to 10.31	17,283,949	1.61%	54.55% to 50.53%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2013	0.45% to 2.50%	1,496,718	16.82 to 15.06	29,782,353	0.00%	40.67% to 37.78%
2012	0.45% to 2.45%	870,994	11.96 to 10.97	12,741,235	0.00%	10.11% to 7.89%
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
2009	0.45% to 2.65%	363,474	8.44 to 8.17	3,894,271	0.00%	33.37% to 30.42%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2013	0.45% to 2.45%	812,402	14.61 to 12.80	14,186,349	0.48%	42.18% to 39.33%
2012	0.45% to 2.50%	498,760	10.27 to 9.15	6,290,002	0.00%	19.84% to 17.36%
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
2009	0.45% to 2.65%	586,636	7.64 to 7.20	5,738,325	0.76%	61.54% to 57.97%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2013	0.45% to 2.30%	150,484	6.58 to 5.01	808,868	0.00%	-3.41% to -5.20%
2012	1.00% to 2.30%	567,154	6.61 to 5.28	3,204,951	0.00%	-7.22% to -8.44%
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
2009	1.15% to 2.45%	517,155	6.95 to 6.56	3,533,630	0.00%	-16.81% to -17.91%
Variable Trust - Technology Fund (RTEC)
2013	0.45% to 2.50%	362,371	12.77 to 12.00	6,237,296	0.00%	34.78% to 32.01%
2012	0.45% to 2.50%	354,947	9.47 to 9.09	4,670,093	0.00%	11.48% to 9.18%
2011	0.45% to 2.50%	376,999	8.50 to 8.33	4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
2009	0.45% to 2.85%	1,623,629	8.43 to 10.28	19,356,144	0.00%	54.90% to 50.99%
Variable Trust - Telecommunications Fund (RTEL)
2013	0.90% to 1.90%	117,499	8.86 to 8.29	1,042,534	2.05%	15.92% to 15.23%
2012	0.45% to 2.10%	119,021	6.73 to 10.79	923,565	1.56%	4.39% to 2.65%
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%
2009	0.65% to 2.15%	312,907	6.60 to 7.24	2,412,605	5.17%	27.85% to 25.73%
Variable Trust - Transportation Fund (RTRF)
2013	0.45% to 2.50%	410,896	14.39 to 13.02	9,712,977	0.00%	49.96% to 46.88%
2012	0.45% to 2.50%	266,492	9.59 to 8.86	4,292,283	0.00%	17.05% to 14.64%
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
2009	1.15% to 2.20%	496,725	13.42 to 12.29	6,501,690	0.62%	16.04% to 14.61%
Variable Trust - Utilities Fund (RUTL)
2013	0.45% to 2.50%	315,279	11.97 to 12.43	4,236,429	3.11%	13.12% to 10.79%
2012	0.45% to 2.50%	479,076	10.58 to 11.22	5,772,558	2.30%	0.66% to -1.42%
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
2009	0.45% to 2.45%	684,436	8.54 to 9.12	6,772,449	2.91%	13.28% to 10.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2013	0.45% to 2.10%	63,300	$8.97 to $ 9.40	$623,311	0.00%	-3.25% to -4.86%
2012	0.45% to 2.50%	77,859	9.27 to 9.80	803,071	0.00%	0.33% to -1.74%
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
2009	1.15% to 2.10%	243,832	11.97 to 11.50	2,887,079	0.03%	5.38% to 4.29%
SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)
2013	0.45% to 2.20%	443,521	10.22 to 10.10	4,502,917	0.00%	2.21% to 1.01%	****
Series M (Macro Opportunities Series) (GSBLMO)
2013	1.35% to 2.10%	2,358	10.06 to 10.05	23,718	0.00%	0.61% to 0.51%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.45% to 2.50%	461,180	8.76 to 8.29	3,930,479	0.54%	10.04% to 7.77%
2012	0.45% to 2.50%	276,250	7.96 to 7.69	2,159,544	0.73%	2.92% to 0.79%
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2013	1.15% to 2.20%	168,013	10.00 to 9.72	1,665,592	0.00%	3.84% to 2.74%
2012	1.15% to 2.15%	287,520	9.63 to 9.47	2,760,934	0.00%	0.16% to -0.85%
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.45% to 2.50%	2,219,333	14.33 to 13.28	30,788,998	1.16%	24.57% to 22.01%
2012	0.45% to 2.45%	2,119,340	11.51 to 10.90	23,773,000	1.06%	18.64% to 16.25%
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
2009	1.15% to 2.10%	155,760	9.84 to 9.74	1,525,923	0.00%	-0.31% to -1.27%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45% to 2.30%	51,471	11.18 to 10.64	557,054	1.09%	12.13% to 10.04%
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45% to 2.25%	274,533	10.80 to 10.29	2,899,591	1.83%	7.22% to 5.28%
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45% to 2.30%	381,412	10.81 to 10.28	4,020,875	1.52%	9.53% to 7.49%
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45% to 2.50%	1,212,032	8.86 to 8.38	10,441,756	0.00%	1.65% to -0.45%
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45% to 2.50%	1,578,196	9.19 to 8.69	14,127,817	0.00%	3.37% to 1.23%
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011	1.30%	8,400	10.30	86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%
2009	1.30%	6,609	11.53	76,194	1.09%	26.94%
Variable Trust - International Long Short Select Fund (obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%
2009	0.45% to 2.45%	1,166,081	8.32 to 8.03	9,544,345	0.72%	29.21% to 26.43%
Variable Trust: Multi-Cap Core Equity Fund (obsolete) (RVCEQ)
2009	0.80% to 2.90%	244,485	7.20 to 7.44	1,916,426	0.00%	25.96% to 23.10%
Western Asset Variabale Money Market Portfolio (obsolete) (SBMMP)
2009	1.30%	14,536	13.41	194,892	0.17%	-1.08%
2013	Reserves for annuity contracts in payout phase:			113,380
2013	Contract owners equity:			$1,358,664,885
2012	Reserves for annuity contracts in payout phase:			110,587
2012	Contract owners equity:			$1,146,493,847
2011	Reserves for annuity contracts in payout phase:			143,761
2011	Contract owners equity:			$1,059,222,360
2010	Reserves for annuity contracts in payout phase:			230,615
2010	Contract owners equity:			$1,112,505,376
2009	Reserves for annuity contracts in payout phase:			519,480
2009	Contract owners equity:			$1,061,727,245

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.